UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo, CA

94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Franklin Conservative Allocation Fund
Class A [FTCIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	484-STSR-0824

Franklin Conservative Allocation Fund
Class C [FTCCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$69	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	584-STSR-0824

Franklin Conservative Allocation Fund
Class R [FTCRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	884-STSR-0824

Franklin Conservative Allocation Fund
Class R6 [FTCMX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.31%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	384-STSR-0824

Franklin Conservative Allocation Fund
Advisor Class [FTCZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$878,426,710
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Conservative Allocation Fund	PAGE 1	641-STSR-0824

Franklin Moderate Allocation Fund
Class A [FMTIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	485-STSR-0824

Franklin Moderate Allocation Fund
Class C [FTMTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	585-STSR-0824

Franklin Moderate Allocation Fund
Class R [FTMRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	885-STSR-0824

Franklin Moderate Allocation Fund
Class R6 [FTMLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	385-STSR-0824

Franklin Moderate Allocation Fund
Advisor Class [FMTZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$19	0.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,666,208,354
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Moderate Allocation Fund	PAGE 1	642-STSR-0824

Franklin Growth Allocation Fund
Class A [FGTIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$33	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	486-STSR-0824

Franklin Growth Allocation Fund
Class C [FTGTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$72	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	586-STSR-0824

Franklin Growth Allocation Fund
Class R [FGTRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$46	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	886-STSR-0824

Franklin Growth Allocation Fund
Class R6 [FTGMX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$16	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	386-STSR-0824

Franklin Growth Allocation Fund
Advisor Class [FGTZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$20	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,347,285,070
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	10.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Allocation Fund	PAGE 1	643-STSR-0824

Franklin Corefolio Allocation Fund
Class A [FTCOX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$20	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	470-STSR-0824

Franklin Corefolio Allocation Fund
Class C [FTCLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$59	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	570-STSR-0824

Franklin Corefolio Allocation Fund
Class R [FFAYX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	870-STSR-0824

Franklin Corefolio Allocation Fund
Class R6 [FTLQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	8470-STSR-0824

Franklin Corefolio Allocation Fund
Advisor Class [FCAZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$7	0.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$988,247,534
Total Number of Portfolio Holdings*	5
Portfolio Turnover Rate	3.47%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Corefolio Allocation Fund	PAGE 1	670-STSR-0824

Franklin Global Allocation Fund
Class A [FFALX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	481-STSR-0824

Franklin Global Allocation Fund
Class C [FFACX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	282-STSR-0824

Franklin Global Allocation Fund
Class R [FFARX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$61	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	871-STSR-0824

Franklin Global Allocation Fund
Class R6 [FFAQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	8481-STSR-0824

Franklin Global Allocation Fund
Advisor Class [FFAAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,749,438,874
Total Number of Portfolio Holdings*	253
Portfolio Turnover Rate	28.69%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Allocation Fund	PAGE 1	671-STSR-0824

Franklin LifeSmart Retirement Income Fund
Class A [FTRAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	427-STSR-0824

Franklin LifeSmart Retirement Income Fund
Class C [FRTCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	527-STSR-0824

Franklin LifeSmart Retirement Income Fund
Class R [FBRLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	827-STSR-0824

Franklin LifeSmart Retirement Income Fund
Class R6 [FLMTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	327-STSR-0824

Franklin LifeSmart Retirement Income Fund
Advisor Class [FLRDX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$3	0.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$44,562,884
Total Number of Portfolio Holdings*	16
Portfolio Turnover Rate	7.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart Retirement Income Fund	PAGE 1	627-STSR-0824

Franklin LifeSmart 2020 Retirement Target Fund
Class A [FLRMX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	52-STSR-0824

Franklin LifeSmart 2020 Retirement Target Fund
Class C [FLRQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$63	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	552-STSR-0824

Franklin LifeSmart 2020 Retirement Target Fund
Class R [FLRVX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	852-STSR-0824

Franklin LifeSmart 2020 Retirement Target Fund
Class R6 [FRTSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	892-STSR-0824

Franklin LifeSmart 2020 Retirement Target Fund
Advisor Class [FLROX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$12	0.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$27,488,400
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	12.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	82-STSR-0824

Franklin LifeSmart 2025 Retirement Target Fund
Class A [FTRTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	445-STSR-0824

Franklin LifeSmart 2025 Retirement Target Fund
Class C [FTTCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$64	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	545-STSR-0824

Franklin LifeSmart 2025 Retirement Target Fund
Class R [FRELX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	845-STSR-0824

Franklin LifeSmart 2025 Retirement Target Fund
Class R6 [FTLMX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$9	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	345-STSR-0824

Franklin LifeSmart 2025 Retirement Target Fund
Advisor Class [FLRFX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$112,922,227
Total Number of Portfolio Holdings*	24
Portfolio Turnover Rate	11.87%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	645-STSR-0824

Franklin LifeSmart 2030 Retirement Target Fund
Class A [FLRSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	47-STSR-0824

Franklin LifeSmart 2030 Retirement Target Fund
Class C [FLRTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	553-STSR-0824

Franklin LifeSmart 2030 Retirement Target Fund
Class R [FLRWX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	853-STSR-0824

Franklin LifeSmart 2030 Retirement Target Fund
Class R6 [FLERX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$11	0.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	833-STSR-0824

Franklin LifeSmart 2030 Retirement Target Fund
Advisor Class [FLRZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$71,948,365
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	13.11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	83-STSR-0824

Franklin LifeSmart 2035 Retirement Target Fund
Class A [FRTAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	446-STSR-0824

Franklin LifeSmart 2035 Retirement Target Fund
Class C [FTRCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$65	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	546-STSR-0824

Franklin LifeSmart 2035 Retirement Target Fund
Class R [FLRGX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	846-STSR-0824

Franklin LifeSmart 2035 Retirement Target Fund
Class R6 [FMTLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$10	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	346-STSR-0824

Franklin LifeSmart 2035 Retirement Target Fund
Advisor Class [FLRHX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$13	0.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$138,173,354
Total Number of Portfolio Holdings*	25
Portfolio Turnover Rate	12.32%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	646-STSR-0824

Franklin LifeSmart 2040 Retirement Target Fund
Class A [FLADX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	49-STSR-0824

Franklin LifeSmart 2040 Retirement Target Fund
Class C [FLOLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	255-STSR-0824

Franklin LifeSmart 2040 Retirement Target Fund
Class R [FLSGX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	855-STSR-0824

Franklin LifeSmart 2040 Retirement Target Fund
Class R6 [FLREX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	895-STSR-0824

Franklin LifeSmart 2040 Retirement Target Fund
Advisor Class [FLSHX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$15	0.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$59,014,936
Total Number of Portfolio Holdings*	23
Portfolio Turnover Rate	11.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	81-STSR-0824

Franklin LifeSmart 2045 Retirement Target Fund
Class A [FTTAX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	451-STSR-0824

Franklin LifeSmart 2045 Retirement Target Fund
Class C [FLRIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	551-STSR-0824

Franklin LifeSmart 2045 Retirement Target Fund
Class R [FLRJX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	851-STSR-0824

Franklin LifeSmart 2045 Retirement Target Fund
Class R6 [FMLTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	351-STSR-0824

Franklin LifeSmart 2045 Retirement Target Fund
Advisor Class [FLRLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$100,266,550
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	9.78%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	651-STSR-0824

Franklin LifeSmart 2050 Retirement Target Fund
Class A [FLSJX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	59-STSR-0824

Franklin LifeSmart 2050 Retirement Target Fund
Class C [FLSKX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	259-STSR-0824

Franklin LifeSmart 2050 Retirement Target Fund
Class R [FLSNX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	859-STSR-0824

Franklin LifeSmart 2050 Retirement Target Fund
Class R6 [FRLEX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	899-STSR-0824

Franklin LifeSmart 2050 Retirement Target Fund
Advisor Class [FLSOX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$53,154,047
Total Number of Portfolio Holdings*	19
Portfolio Turnover Rate	7.62%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	98-STSR-0824

Franklin LifeSmart 2055 Retirement Target Fund
Class A [FLTFX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	959-STSR-0824

Franklin LifeSmart 2055 Retirement Target Fund
Class C [FLTNX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	289-STSR-0824

Franklin LifeSmart 2055 Retirement Target Fund
Class R [FLSBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	869-STSR-0824

Franklin LifeSmart 2055 Retirement Target Fund
Class R6 [FLSZX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	879-STSR-0824

Franklin LifeSmart 2055 Retirement Target Fund
Advisor Class [FLTKX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$38,483,168
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.70%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	999-STSR-0824

Franklin LifeSmart 2060 Retirement Target Fund
Class A [FLASX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$27	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	1899-STSR-0824

Franklin LifeSmart 2060 Retirement Target Fund
Class C [FLBSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$67	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	2899-STSR-0824

Franklin LifeSmart 2060 Retirement Target Fund
Class R [FLESX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	8899-STSR-0824

Franklin LifeSmart 2060 Retirement Target Fund
Class R6 [FLFSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$12	0.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	3899-STSR-0824

Franklin LifeSmart 2060 Retirement Target Fund
Advisor Class [FLJSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$14	0.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,624,579
Total Number of Portfolio Holdings*	17
Portfolio Turnover Rate	9.83%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	6899-STSR-0824

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 23
Notes to Financial Statements 28
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.22 $12.17 $14.89 $14.95 $14.08 $13.33
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.29 0.27 0.23 0.22 0.32
Net realized and unrealized gains (losses) 0.53 1.08 (2.53) 0.99 1.05 1.43
Total from investment operations ........ 0.66 1.37 (2.26) 1.22 1.27 1.75
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.19) (0.32) (0.22) (0.35) (0.23) (0.33)
Net realized gains ................. — — (0.24) (0.93) (0.17) (0.67)
Total distributions ................... (0.19) (0.32) (0.46) (1.28) (0.40) (1.00)
Net asset value, end of period .......... $13.69 $13.22 $12.17 $14.89 $14.95 $14.08
Total return
d
....................... 4.98% 11.37% (15.22)% 8.18% 9.30% 13.25%
Ratios to average net assets
e
Expenses
f,g
........................ 0.62% 0.61%
h
0.63%
h
0.62% 0.63%
h
0.63%
h
Net investment income
c
............... 1.95% 2.27% 2.08% 1.47% 1.54% 2.25%
Supplemental data
Net assets, end of period (000’s) ........ $749,374 $768,040 $796,888 $1,081,071 $941,777 $839,134
Portfolio turnover rate ................ 11.65% 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.90 $11.87 $14.54 $14.62 $13.77 $13.06
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.18 0.16 0.09 0.10 0.20
Net realized and unrealized gains (losses) 0.51 1.07 (2.47) 0.99 1.05 1.40
Total from investment operations ........ 0.59 1.25 (2.31) 1.08 1.15 1.60
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.22) (0.12) (0.23) (0.13) (0.22)
Net realized gains ................. — — (0.24) (0.93) (0.17) (0.67)
Total distributions ................... (0.14) (0.22) (0.36) (1.16) (0.30) (0.89)
Net asset value, end of period .......... $13.35 $12.90 $11.87 $14.54 $14.62 $13.77
Total return
d
....................... 4.57% 10.62% (15.90)% 7.40% 8.51% 12.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.37% 1.37% 1.38% 1.37% 1.38% 1.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36% 1.36%
g
1.38%
g,h
1.37%
h
1.38%
h
1.38%
g,h
Net investment income
c
............... 1.18% 1.45% 1.24% 0.61% 0.76% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $55,684 $63,436 $89,012 $152,244 $212,656 $252,407
Portfolio turnover rate ................ 11.65% 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.16 $12.11 $14.83 $14.88 $14.02 $13.28
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.25 0.24 0.18 0.18 0.28
Net realized and unrealized gains (losses) 0.53 1.09 (2.53) 1.01 1.05 1.42
Total from investment operations ........ 0.64 1.34 (2.29) 1.19 1.23 1.70
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.29) (0.19) (0.31) (0.20) (0.29)
Net realized gains ................. — — (0.24) (0.93) (0.17) (0.67)
Total distributions ................... (0.17) (0.29) (0.43) (1.24) (0.37) (0.96)
Net asset value, end of period .......... $13.63 $13.16 $12.11 $14.83 $14.88 $14.02
Total return
d
....................... 4.88% 11.15% (15.48)% 7.99% 8.98% 12.93%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.87% 0.86%
h
0.88%
h
0.87% 0.88% 0.88%
h
Net investment income
c
............... 1.70% 2.01% 1.87% 1.14% 1.28% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $40,086 $41,582 $45,036 $55,629 $66,208 $71,153
Portfolio turnover rate ................ 11.65% 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
0
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.20 $12.14 $14.87 $14.92 $14.06 $13.31
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.35 0.32 0.28 0.26 0.36
Net realized and unrealized gains (losses) 0.53 1.07 (2.55) 1.00 1.05 1.44
Total from investment operations ........ 0.68 1.42 (2.23) 1.28 1.31 1.80
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.21) (0.36) (0.26) (0.40) (0.28) (0.38)
Net realized gains ................. — — (0.24) (0.93) (0.17) (0.67)
Total distributions ................... (0.21) (0.36) (0.50) (1.33) (0.45) (1.05)
Net asset value, end of period .......... $13.67 $13.20 $12.14 $14.87 $14.92 $14.06
Total return
d
....................... 5.13% 11.83% (15.01)% 8.60% 9.61% 13.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.35% 0.38% 0.40% 0.39% 0.40% 0.42%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.31% 0.30%
g
0.29%
g
0.30% 0.30% 0.31%
g
Net investment income
c
............... 2.32% 2.78% 2.45% 1.78% 1.86% 2.57%
Supplemental data
Net assets, end of period (000’s) ........ $6,451 $5,147 $2,274 $2,852 $2,537 $2,364
Portfolio turnover rate ................ 11.65% 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.22 $12.16 $14.89 $14.95 $14.08 $13.33
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.32 0.29 0.27 0.25 0.36
Net realized and unrealized gains (losses) 0.52 1.09 (2.53) 0.99 1.06 1.43
Total from investment operations ........ 0.67 1.41 (2.24) 1.26 1.31 1.79
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.20) (0.35) (0.25) (0.39) (0.27) (0.37)
Net realized gains ................. — — (0.24) (0.93) (0.17) (0.67)
Total distributions ................... (0.20) (0.35) (0.49) (1.32) (0.44) (1.04)
Net asset value, end of period .......... $13.69 $13.22 $12.16 $14.89 $14.95 $14.08
Total return
d
....................... 5.10% 11.75% (15.07)% 8.45% 9.58% 13.53%
Ratios to average net assets
e
Expenses
f,g
........................ 0.37% 0.36%
h
0.38%
h
0.37% 0.38% 0.38%
h
Net investment income
c
............... 2.20% 2.51% 2.20% 1.72% 1.79% 2.50%
Supplemental data
Net assets, end of period (000’s) ........ $26,832 $27,713 $30,231 $54,537 $48,041 $44,022
Portfolio turnover rate ................ 11.65% 19.49% 37.16% 61.92% 48.36% 86.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 373,276 $ 8,833,576
Domestic Equity 32.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 607,169 25,434,300
a
Franklin Growth Fund , Class R6 ........................................ 425,721 60,358,675
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,947,319 135,581,254
a
Franklin U.S. Equity Index ETF ......................................... 289,325 13,786,799
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 565,778 31,445,941
iShares MSCI USA Quality Factor ETF ................................... 24,625 4,204,965
iShares MSCI USA Value Factor ETF .................................... 103,100 10,666,726
281,478,660
Domestic Fixed Income 52.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,087,034 34,821,530
a
Franklin Investment Grade Corporate ETF ................................. 1,059,189 22,359,480
a
Franklin U.S. Core Bond ETF .......................................... 8,457,616 178,709,426
a
Franklin U.S. Treasury Bond ETF ....................................... 4,400,862 89,425,516
iShares Floating Rate Bond ETF ........................................ 439,300 22,443,837
a
Western Asset Core Plus Bond Fund , Class IS ............................. 10,249,681 94,092,070
a
Western Asset Short-Term Bond Fund , Class IS ............................ 6,186,323 22,518,214
464,370,073
Foreign Equity 9.6%
a
ClearBridge International Growth Fund , Class IS ............................ 94,608 6,191,169
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,262,264 13,127,545
a
Franklin International Core Equity (IU) Fund ............................... 3,246,412 40,028,263
iShares Core MSCI EAFE ETF ......................................... 90,715 6,589,538
a
Templeton Developing Markets Trust , Class R6 ............................. 467,952 8,867,682
a
Templeton Foreign Fund , Class R6 ...................................... 1,164,148 9,313,184
84,117,381
Foreign Fixed Income 3.7%
a
Franklin High Yield Corporate ETF ...................................... 756,483 17,936,212
a
Franklin International Aggregate Bond ETF ................................ 741,641 14,951,482
32,887,694
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 780,446,683 ) ...............................................................
871,687,384
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 5,166,947 5,166,947
Total Money Market Funds (Cost $ 5,166,947 ) ...................................
5,166,947
Total Short Term Investments (Cost $ 5,166,947 ) .................................
5,166,947
a
Total Investments (Cost $ 785,613,630 ) 99.8% ...................................
$876,854,331
Other Assets, less Liabilities 0.2% .............................................
1,572,379
Net Assets 100.0% ...........................................................
$878,426,710

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 40 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.39 $12.93 $16.08 $16.17 $15.08 $14.06
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.27 0.22 0.22 0.19 0.28
Net realized and unrealized gains (losses) 1.05 1.56 (2.82) 1.77 1.60 2.15
Total from investment operations ........ 1.15 1.83 (2.60) 1.99 1.79 2.43
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.16) (0.28) (0.17) (0.41) (0.22) (0.28)
Net realized gains ................. — (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ................... (0.16) (0.37) (0.55) (2.08) (0.70) (1.41)
Net asset value, end of period .......... $15.38 $14.39 $12.93 $16.08 $16.17 $15.08
Total return
d
....................... 7.99% 14.37% (16.14)% 12.38% 12.37% 17.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.61% 0.62% 0.63% 0.63% 0.64% 0.63%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.61%
g
0.62%
g
0.63%
g,h
0.62% 0.64%
g,h
0.63%
g,h
Net investment income
c
............... 1.41% 2.02% 1.59% 1.29% 1.29% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $1,444,030 $1,398,350 $1,349,466 $1,794,149 $1,573,566 $1,456,531
Portfolio turnover rate ................ 11.87% 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.81 $12.41 $15.49 $15.64 $14.60 $13.65
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.16 0.11 0.07 0.07 0.15
Net realized and unrealized gains (losses) 0.99 1.51 (2.72) 1.73 1.56 2.09
Total from investment operations ........ 1.04 1.67 (2.61) 1.80 1.63 2.24
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.18) (0.09) (0.28) (0.11) (0.16)
Net realized gains ................. — (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ................... (0.11) (0.27) (0.47) (1.95) (0.59) (1.29)
Net asset value, end of period .......... $14.74 $13.81 $12.41 $15.49 $15.64 $14.60
Total return
d
....................... 7.52% 13.62% (16.85)% 11.55% 11.57% 16.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.36% 1.37% 1.38% 1.37% 1.39% 1.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.36%
g
1.36% 1.38%
g,h
1.37%
g,h
1.39%
g,h
1.38%
g,h
Net investment income
c
............... 0.65% 1.22% 0.79% 0.43% 0.50% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $106,464 $111,516 $130,268 $205,894 $289,283 $339,845
Portfolio turnover rate ................ 11.87% 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.36 $12.90 $16.05 $16.15 $15.05 $14.04
Income from investment operations
a
:
Net investment income
b ,c
............ 0.09 0.24 0.19 0.17 0.15 0.23
Net realized and unrealized gains (losses) 1.03 1.56 (2.82) 1.77 1.61 2.15
Total from investment operations ........ 1.12 1.80 (2.63) 1.94 1.76 2.38
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.25) (0.14) (0.37) (0.18) (0.24)
Net realized gains ................. — (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ................... (0.14) (0.34) (0.52) (2.04) (0.66) (1.37)
Net asset value, end of period .......... $15.34 $14.36 $12.90 $16.05 $16.15 $15.05
Total return
d
....................... 7.82% 14.12% (16.37)% 12.05% 12.17% 17.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f ,g
......................... 0.86% 0.87% 0.88%
h
0.87% 0.89%
h
0.88%
h
Net investment income
c
............... 1.16% 1.77% 1.34% 1.01% 1.01% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $55,436 $52,883 $52,069 $69,211 $68,789 $78,999
Portfolio turnover rate ................ 11.87% 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.39 $12.92 $16.08 $16.17 $15.08 $14.06
Income from investment operations
a
:
Net investment income
b ,c
............ 0.13 0.34 0.27 0.27 0.24 0.34
Net realized and unrealized gains (losses) 1.04 1.55 (2.83) 1.78 1.60 2.15
Total from investment operations ........ 1.17 1.89 (2.56) 2.05 1.84 2.49
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.33) (0.22) (0.47) (0.27) (0.34)
Net realized gains ................. — (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ................... (0.18) (0.42) (0.60) (2.14) (0.75) (1.47)
Net asset value, end of period .......... $15.38 $14.39 $12.92 $16.08 $16.17 $15.08
Total return
d
....................... 8.15% 14.82% (15.91)% 12.74% 12.76% 17.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.31% 0.32% 0.33% 0.33% 0.33% 0.34%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.28%
g
0.30% 0.30%
g
0.29%
g
Net investment income
c
............... 1.73% 2.48% 1.97% 1.60% 1.61% 2.12%
Supplemental data
Net assets, end of period (000’s) ........ $13,194 $12,031 $6,065 $7,261 $6,767 $6,666
Portfolio turnover rate ................ 11.87% 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.41 $12.94 $16.10 $16.19 $15.09 $14.07
Income from investment operations
a
:
Net investment income
b ,c
............ 0.12 0.30 0.25 0.27 0.23 0.32
Net realized and unrealized gains (losses) 1.05 1.58 (2.83) 1.76 1.61 2.15
Total from investment operations ........ 1.17 1.88 (2.58) 2.03 1.84 2.47
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.32) (0.20) (0.45) (0.26) (0.32)
Net realized gains ................. — (0.09) (0.38) (1.67) (0.48) (1.13)
Total distributions ................... (0.18) (0.41) (0.58) (2.12) (0.74) (1.45)
Net asset value, end of period .......... $15.40 $14.41 $12.94 $16.10 $16.19 $15.09
Total return
d
....................... 8.10% 14.71% (15.97)% 12.64% 12.72% 17.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.36% 0.37% 0.38% 0.38% 0.39% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.36%
g
0.36% 0.38%
g,h
0.37% 0.39%
g,h
0.38%
g,h
Net investment income
c
............... 1.68% 2.24% 1.78% 1.55% 1.53% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $47,085 $42,895 $48,288 $78,346 $66,421 $61,026
Portfolio turnover rate ................ 11.87% 22.15% 33.29% 56.07% 44.49% 71.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 700,973 $ 16,588,526
Domestic Equity 47.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,698,363 71,144,435
a
Franklin Growth Fund , Class R6 ........................................ 1,195,366 169,479,034
a
Franklin U.S. Core Equity (IU) Fund ..................................... 22,314,793 380,690,370
a
Franklin U.S. Equity Index ETF ......................................... 812,400 38,712,160
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,588,617 88,295,333
iShares MSCI USA Quality Factor ETF ................................... 69,175 11,812,323
iShares MSCI USA Value Factor ETF .................................... 289,525 29,954,256
790,087,911
Domestic Fixed Income 34.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 5,002,869 42,624,446
a
Franklin Investment Grade Corporate ETF ................................. 1,296,523 27,369,601
a
Franklin U.S. Core Bond ETF .......................................... 10,352,691 218,752,361
a
Franklin U.S. Treasury Bond ETF ....................................... 5,386,947 109,462,763
iShares Floating Rate Bond ETF ........................................ 537,725 27,472,370
a
Western Asset Core Plus Bond Fund , Class IS ............................. 12,546,335 115,175,352
a
Western Asset Short-Term Bond Fund , Class IS ............................ 7,572,326 27,563,265
568,420,158
Foreign Equity 14.1%
a
ClearBridge International Growth Fund , Class IS ............................ 265,723 17,388,919
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,544,322 36,860,945
a
Franklin International Core Equity (IU) Fund ............................... 9,117,912 112,423,850
iShares Core MSCI EAFE ETF ......................................... 254,822 18,510,270
a
Templeton Developing Markets Trust , Class R6 ............................. 1,313,997 24,900,238
a
Templeton Foreign Fund , Class R6 ...................................... 3,269,651 26,157,204
236,241,426
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 925,995 21,955,341
a
Franklin International Aggregate Bond ETF ................................ 907,838 18,302,014
40,257,355
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,321,761,827 ) ..............................................................
1,651,595,376
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 11,073,512 11,073,512
Total Money Market Funds (Cost $ 11,073,512 ) ..................................
11,073,512
Total Short Term Investments (Cost $ 11,073,512 ) ................................
11,073,512
a
Total Investments (Cost $ 1,332,835,339 ) 99.8% ..................................
$1,662,668,888
Other Assets, less Liabilities 0.2% .............................................
3,539,466
Net Assets 100.0% ...........................................................
$1,666,208,354

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
See Abbreviations on page 40 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.92 $15.77 $19.99 $19.64 $18.13 $16.54
Income from investment operations
a
:
Net investment income
b ,c
............ 0.08 0.28 0.20 0.23 0.19 0.25
Net realized and unrealized gains (losses) 1.82 2.45 (3.65) 2.97 2.32 3.36
Total from investment operations ........ 1.90 2.73 (3.45) 3.20 2.51 3.61
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.22) (0.18) (0.48) (0.22) (0.25)
Net realized gains ................. — (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ................... (0.14) (0.58) (0.77) (2.85) (1.00) (2.02)
Net asset value, end of period .......... $19.68 $17.92 $15.77 $19.99 $19.64 $18.13
Total return
d
....................... 10.61% 17.59% (17.16)% 16.41% 14.58% 21.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.63% 0.64% 0.67% 0.66% 0.68% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.63%
g
0.64%
g
0.66%
h
0.66%
g
0.67%
h
0.65%
h
Net investment income
c
............... 0.83% 1.65% 1.15% 1.07% 1.07% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $1,152,831 $1,077,785 $977,212 $1,258,769 $1,074,822 $974,391
Portfolio turnover rate ................ 10.22% 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.13 $15.12 $19.24 $19.03 $17.62 $16.12
Income from investment operations
a
:
Net investment income
b ,c
............ 0.01 0.14 0.06 0.04 0.05 0.10
Net realized and unrealized gains (losses) 1.75 2.35 (3.50) 2.91 2.25 3.27
Total from investment operations ........ 1.76 2.49 (3.44) 2.95 2.30 3.37
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.12) (0.09) (0.37) (0.11) (0.10)
Net realized gains ................. — (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ................... (0.08) (0.48) (0.68) (2.74) (0.89) (1.87)
Net asset value, end of period .......... $18.81 $17.13 $15.12 $19.24 $19.03 $17.62
Total return
d
....................... 10.26% 16.66% (17.82)% 15.59% 13.74% 20.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.38% 1.39% 1.42% 1.41% 1.42% 1.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.38%
g
1.39%
g
1.41%
h
1.41%
g
1.42%
g,h
1.40%
h
Net investment income
c
............... 0.07% 0.87% 0.36% 0.20% 0.28% 0.57%
Supplemental data
Net assets, end of period (000’s) ........ $92,889 $92,540 $95,210 $141,604 $186,526 $202,689
Portfolio turnover rate ................ 10.22% 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.60 $15.50 $19.68 $19.38 $17.89 $16.34
Income from investment operations
a
:
Net investment income
b ,c
............ 0.05 0.23 0.15 0.16 0.14 0.18
Net realized and unrealized gains (losses) 1.80 2.41 (3.59) 2.93 2.30 3.33
Total from investment operations ........ 1.85 2.64 (3.44) 3.09 2.44 3.51
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.18) (0.15) (0.42) (0.17) (0.19)
Net realized gains ................. — (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ................... (0.12) (0.54) (0.74) (2.79) (0.95) (1.96)
Net asset value, end of period .......... $19.33 $17.60 $15.50 $19.68 $19.38 $17.89
Total return
d
....................... 10.51% 17.30% (17.40)% 16.14% 14.30% 21.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.89% 0.92% 0.91% 0.92% 0.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.88%
g
0.89%
g
0.91%
h
0.91%
g
0.92%
g,h
0.90%
h
Net investment income
c
............... 0.56% 1.39% 0.88% 0.77% 0.77% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $40,119 $39,993 $37,341 $54,097 $54,297 $62,973
Portfolio turnover rate ................ 10.22% 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.03 $15.86 $20.10 $19.73 $18.20 $16.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.11 0.36 0.26 0.29 0.26 0.32
Net realized and unrealized gains (losses) 1.84 2.45 (3.68) 3.01 2.34 3.37
Total from investment operations ........ 1.95 2.81 (3.42) 3.30 2.60 3.69
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.28) (0.23) (0.56) (0.29) (0.32)
Net realized gains ................. — (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ................... (0.17) (0.64) (0.82) (2.93) (1.07) (2.09)
Net asset value, end of period .......... $19.81 $18.03 $15.86 $20.10 $19.73 $18.20
Total return
d
....................... 10.82% 18.01% (16.92)% 16.85% 15.06% 22.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.34% 0.34% 0.35% 0.37%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.29%
g
0.30% 0.30%
g
0.27%
g
Net investment income
c
............... 1.18% 2.12% 1.51% 1.37% 1.44% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $9,167 $7,793 $4,071 $5,434 $5,592 $4,806
Portfolio turnover rate ................ 10.22% 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.05 $15.88 $20.12 $19.76 $18.22 $16.61
Income from investment operations
a
:
Net investment income
b ,c
............ 0.10 0.32 0.24 0.28 0.24 0.30
Net realized and unrealized gains (losses) 1.84 2.48 (3.68) 2.98 2.34 3.38
Total from investment operations ........ 1.94 2.80 (3.44) 3.26 2.58 3.68
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.16) (0.27) (0.21) (0.53) (0.26) (0.30)
Net realized gains ................. — (0.36) (0.59) (2.37) (0.78) (1.77)
Total distributions ................... (0.16) (0.63) (0.80) (2.90) (1.04) (2.07)
Net asset value, end of period .......... $19.83 $18.05 $15.88 $20.12 $19.76 $18.22
Total return
d
....................... 10.77% 17.88% (16.99)% 16.71% 14.90% 22.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.39% 0.42% 0.41% 0.43% 0.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.38%
g
0.39%
g
0.41%
h
0.41%
g
0.42%
h
0.40%
h
Net investment income
c
............... 1.09% 1.89% 1.39% 1.32% 1.32% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $52,278 $47,511 $43,957 $60,851 $51,693 $44,684
Portfolio turnover rate ................ 10.22% 28.72% 29.59% 59.90% 39.22% 63.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.20% for the period ended June 30, 2024.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 562,582 $ 13,313,503
Domestic Equity 62.8%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,825,304 76,461,973
a
Franklin Growth Fund , Class R6 ........................................ 1,279,901 181,464,297
a
Franklin U.S. Core Equity (IU) Fund ..................................... 19,059,756 325,159,445
a
Franklin U.S. Equity Index ETF ......................................... 2,600,600 123,922,751
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,700,926 94,537,467
iShares MSCI USA Quality Factor ETF ................................... 74,075 12,649,047
iShares MSCI USA Value Factor ETF .................................... 310,000 32,072,600
846,267,580
Domestic Fixed Income 15.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,827,303 15,568,621
a
Franklin Investment Grade Corporate ETF ................................. 473,547 9,996,577
a
Franklin U.S. Core Bond ETF .......................................... 3,781,263 79,898,087
a
Franklin U.S. Treasury Bond ETF ....................................... 1,967,543 39,980,474
iShares Floating Rate Bond ETF ........................................ 196,400 10,034,076
a
Western Asset Core Plus Bond Fund , Class IS ............................. 4,582,529 42,067,617
a
Western Asset Short-Term Bond Fund , Class IS ............................ 2,765,711 10,067,188
207,612,640
Foreign Equity 18.8%
a
ClearBridge International Growth Fund , Class IS ............................ 284,557 18,621,378
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,794,938 39,467,352
a
Franklin International Core Equity (IU) Fund ............................... 9,763,981 120,389,880
iShares Core MSCI EAFE ETF ......................................... 272,872 19,821,422
a
Templeton Developing Markets Trust , Class R6 ............................. 1,406,944 26,661,589
a
Templeton Foreign Fund , Class R6 ...................................... 3,501,341 28,010,727
252,972,348
Foreign Fixed Income 1.1%
a
Franklin High Yield Corporate ETF ...................................... 338,206 8,018,864
a
Franklin International Aggregate Bond ETF ................................ 331,574 6,684,532
14,703,396
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 956,235,343 ) ...............................................................
1,334,869,467
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 10,012,479 10,012,479
Total Money Market Funds (Cost $ 10,012,479 ) ..................................
10,012,479

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 616,921 )
BNP Paribas Securities Corp. (Maturity Value $190,629)
Deutsche Bank Securities, Inc. (Maturity Value $172,121)
HSBC Securities (USA), Inc. (Maturity Value $254,171)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 629,179 ) ............................................... $ 616,651 $ 616,651
Total Repurchase Agreements (Cost $ 616,651 ) ..................................
616,651
Total Short Term Investments (Cost $ 10,629,130 ) ................................
10,629,130
a
Total Investments (Cost $ 966,864,473 ) 99.9% ...................................
$1,345,498,597
Other Assets, less Liabilities 0.1% .............................................
1,786,473
Net Assets 100.0% ...........................................................
$1,347,285,070
See Abbreviations on page 40 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $40,710,750 $81,418,724 $68,467,634
Cost - Controlled affiliates (Note 3f) .......................... — 35,136,877 37,543,366
Cost - Non-controlled affiliates (Note 3f) ...................... 744,902,880 1,216,279,738 860,236,822
Cost - Unaffiliated repurchase agreements .................... — — 616,651
Value - Unaffiliated issuers ................................ $43,905,066 $87,749,219 $74,577,145
Value - Controlled affiliates (Note 3f) ......................... — 36,860,945 39,467,352
Value - Non-controlled affiliates (Note 3f) ...................... 832,949,265 1,538,058,724 1,230,837,449
Value - Unaffiliated repurchase agreements .................... — — 616,651
Cash .................................................. — 219,453 —
Receivables:
Investment securities sold ................................. 7,863,165 18,616,865 15,820,932
Capital shares sold ...................................... 215,550 676,391 484,461
Dividends and interest ................................... 29,331 82,869 13,049
Total assets ........................................ 884,962,377 1,682,264,466 1,361,817,039
Liabilities:
Payables:
Investment securities purchased ............................ 4,542,661 13,221,292 12,865,194
Capital shares redeemed ................................. 1,212,851 1,553,064 634,211
Asset allocation fees ..................................... 179,308 338,172 272,151
Distribution fees ........................................ 217,295 406,751 328,291
Transfer agent fees ...................................... 163,303 265,127 244,140
Trustees' fees and expenses ............................... 2,270 3,063 1,914
Distributions to shareholders ............................... 143,461 124,668 66,729
Funds advanced by custodian ............................... 2 — 2
Accrued expenses and other liabilities ......................... 74,516 143,975 119,337
Total liabilities ....................................... 6,535,667 16,056,112 14,531,969
Net assets, at value ............................... $878,426,710 $1,666,208,354 $1,347,285,070
Net assets consist of:
Paid-in capital ........................................... $823,985,432 $1,368,129,040 $978,184,816
Total distributable earnings (losses) ........................... 54,441,278 298,079,314 369,100,254
Net assets, at value ............................... $878,426,710 $1,666,208,354 $1,347,285,070

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $749,373,533 $1,444,030,070 $1,152,831,107
Shares outstanding ...................................... 54,721,169 93,886,368 58,570,489
Net asset value per share
a,b
................................ $13.69 $15.38 $19.68
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $14.49 $16.28 $20.83
Class C:
Net assets, at value ..................................... $55,683,525 $106,463,547 $92,889,128
Shares outstanding ...................................... 4,169,787 7,221,509 4,938,219
Net asset value and maximum offering price per share
a,b
.......... $13.35 $14.74 $18.81
Class R:
Net assets, at value ..................................... $40,086,220 $55,435,946 $40,119,109
Shares outstanding ...................................... 2,941,803 3,613,245 2,075,502
Net asset value and maximum offering price per share
b
........... $13.63 $15.34 $19.33
Class R6:
Net assets, at value ..................................... $6,451,086 $13,193,645 $9,167,446
Shares outstanding ...................................... 471,858 858,017 462,749
Net asset value and maximum offering price per share
b
........... $13.67 $15.38 $19.81
Advisor Class:
Net assets, at value ..................................... $26,832,346 $47,085,146 $52,278,280
Shares outstanding ...................................... 1,959,402 3,057,644 2,636,230
Net asset value and maximum offering price per share
b
........... $13.69 $15.40 $19.83
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $752,477 $1,234,628 $853,561
Controlled affiliates (Note 3f) ............................... — 131,510 137,248
Non-controlled affiliates (Note 3f) ........................... 10,576,223 15,119,797 8,466,766
Interest:
Unaffiliated issuers ...................................... 20,738 39,474 35,085
Total investment income ................................. 11,349,438 16,525,409 9,492,660
Expenses:
Asset allocation fees (Note 3 a ) ............................... 1,106,511 2,045,155 1,625,936
Distribution fees: (Note 3c )
    Class A .............................................. 941,497 1,770,736 1,388,663
    Class C .............................................. 293,288 540,946 461,861
    Class R .............................................. 100,977 134,232 98,425
Transfer agent fees: (Note 3e )
    Class A .............................................. 330,190 638,619 587,018
    Class C .............................................. 25,775 48,871 48,908
    Class R .............................................. 17,704 24,187 20,867
    Class R6 ............................................. 2,079 2,298 2,200
    Advisor Class .......................................... 11,899 20,249 26,109
Custodian fees ........................................... 1,550 1,969 1,169
Reports to shareholders fees ................................ 24,804 51,829 47,345
Registration and filing fees .................................. 56,969 69,681 62,404
Professional fees ......................................... 24,125 24,396 23,219
Trustees' fees and expenses ................................ 5,933 10,126 7,717
Other .................................................. 11,572 16,041 13,353
Total expenses ....................................... 2,954,873 5,399,335 4,415,194
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (11,877) (21,239) (17,479)
Net expenses ....................................... 2,942,996 5,378,096 4,397,715
Net investment income .............................. 8,406,442 11,147,313 5,094,945
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (3,802,213) (3,408,964) (374,299)
Controlled affiliates (Note 3f) ............................. — (208,300) (204,598)
Non-controlled affiliates (Note 3f) .......................... 7,532,704 12,718,436 7,273,977
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 6,497 18,156 19,355
Net realized gain (loss) ................................ 3,736,988 9,119,328 6,714,435
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,740,827 5,879,425 2,987,858
Controlled affiliates (Note 3f) ............................. — 3,498,223 3,669,715
Non-controlled affiliates (Note 3f) .......................... 26,203,456 95,960,632 113,385,436
Net change in unrealized appreciation (depreciation) .......... 30,944,283 105,338,280 120,043,009
Net realized and unrealized gain (loss) .......................... 34,681,271 114,457,608 126,757,444
Net increase (decrease) in net assets resulting from operations ........ $43,087,713 $125,604,921 $131,852,389

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,406,442 $20,390,572 $11,147,313 $31,253,073
Net realized gain (loss) ............ 3,736,988 (21,420,110) 9,119,328 (18,238,351)
Net change in unrealized appreciation
(depreciation) ................. 30,944,283 99,860,109 105,338,280 200,711,846
Net increase (decrease) in net
assets resulting from operations . 43,087,713 98,830,571 125,604,921 213,726,568
Distributions to shareholders:
Class A ........................ (10,318,952) (19,352,191) (14,985,300) (37,543,461)
Class C ........................ (597,835) (1,315,832) (804,144) (2,506,233)
Class R ........................ (505,543) (983,534) (506,789) (1,277,855)
Class R6 ....................... (94,191) (79,254) (153,566) (223,289)
Advisor Class ................... (402,338) (813,466) (536,890) (1,409,376)
Total distributions to shareholders ..... (11,918,859) (22,544,277) (16,986,689) (42,960,214)
Capital share transactions: (Note 2 )
Class A ........................ (45,216,318) (92,949,308) (48,449,242) (97,867,821)
Class C ........................ (9,790,696) (31,553,063) (12,162,499) (31,428,339)
Class R ........................ (2,913,389) (6,991,350) (1,009,083) (4,807,516)
Class R6 ....................... 1,100,133 2,509,676 318,869 4,928,088
Advisor Class ................... (1,839,703) (4,825,102) 1,217,362 (10,072,426)
Total capital share transactions ....... (58,659,973) (133,809,147) (60,084,593) (139,248,014)
Net increase (decrease) in net
assets ..................... (27,491,119) (57,522,853) 48,533,639 31,518,340
Net assets:
Beginning of period ................ 905,917,829 963,440,682 1,617,674,715 1,586,156,375
End of period ..................... $878,426,710 $905,917,829 $1,666,208,354 $1,617,674,715

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Franklin Growth Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,094,945 $19,187,688
Net realized gain (loss) ................................................. 6,714,435 (7,253,316)
Net change in unrealized appreciation (depreciation) ........................... 120,043,009 183,096,287
Net increase (decrease) in net assets resulting from operations ................ 131,852,389 195,030,659
Distributions to shareholders:
Class A ............................................................. (8,186,349) (35,611,823)
Class C ............................................................. (386,966) (2,717,860)
Class R ............................................................. (243,392) (1,267,002)
Class R6 ............................................................ (77,351) (206,512)
Advisor Class ........................................................ (422,585) (1,730,319)
Total distributions to shareholders .......................................... (9,316,643) (41,533,516)
Capital share transactions: (Note 2 )
Class A ............................................................. (29,601,728) (29,853,584)
Class C ............................................................. (8,321,635) (14,238,915)
Class R ............................................................. (3,620,865) (2,224,448)
Class R6 ............................................................ 564,768 2,937,710
Advisor Class ........................................................ 106,710 (2,286,383)
Total capital share transactions ............................................ (40,872,750) (45,665,620)
Net increase (decrease) in net assets ................................... 81,662,996 107,831,523
Net assets:
Beginning of period ..................................................... 1,265,622,074 1,157,790,551
End of period .......................................................... $1,347,285,070 $1,265,622,074

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 28, 2024.

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c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income and realized capital gain distributions by Underlying Funds and ETF's are recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

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2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 2,001,470 $26,911,672 3,838,356 $57,233,901
Shares issued in reinvestment of distributions .......... 738,385 10,094,293 966,715 14,782,419
Shares redeemed ............................... (6,111,355) (82,222,283) (8,062,661) (120,465,562)
Net increase (decrease) .......................... (3,371,500) $(45,216,318) (3,257,590) $(48,449,242)
Year ended December 31, 2023
Shares sold
a
................................... 6,240,619 $78,434,577 11,923,837 $160,912,999
Shares issued in reinvestment of distributions .......... 1,495,788 18,928,417 2,699,272 37,017,805
Shares redeemed ............................... (15,144,493) (190,312,302) (21,876,349) (295,798,625)
Net increase (decrease) .......................... (7,408,086) $(92,949,308) (7,253,240) $(97,867,821)
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 198,895 $2,609,659 505,160 $7,229,812
Shares issued in reinvestment of distributions .......... 44,329 591,133 54,520 798,759
Shares redeemed
a
.............................. (991,293) (12,991,488) (1,414,467) (20,191,070)
Net increase (decrease) .......................... (748,069) $(9,790,696) (854,787) $(12,162,499)
Year ended December 31, 2023
Shares sold ................................... 752,214 $9,185,011 2,295,944 $29,625,102
Shares issued in reinvestment of distributions .......... 105,751 1,302,591 189,440 2,489,614
Shares redeemed
a
.............................. (3,437,427) (42,040,665) (4,904,075) (63,543,055)
Net increase (decrease) .......................... (2,579,462) $(31,553,063) (2,418,691) $(31,428,339)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 252,408 $3,384,189 406,638 $6,037,496
Shares issued in reinvestment of distributions .......... 37,003 503,463 33,148 505,560
Shares redeemed ............................... (508,064) (6,801,041) (508,980) (7,552,139)
Net increase (decrease) .......................... (218,653) $(2,913,389) (69,194) $(1,009,083)
Year ended December 31, 2023
Shares sold ................................... 638,808 $7,994,361 719,603 $9,736,119
Shares issued in reinvestment of distributions .......... 77,947 981,213 93,213 1,275,277
Shares redeemed ............................... (1,275,613) (15,966,924) (1,167,715) (15,818,912)
Net increase (decrease) .......................... (558,858) $(6,991,350) (354,899) $(4,807,516)
Class R6

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)
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 132,473 $1,777,557 78,917 $1,164,931
Shares issued in reinvestment of distributions .......... 6,899 94,191 10,041 153,566
Shares redeemed ............................... (57,502) (771,615) (67,020) (999,628)
Net increase (decrease) .......................... 81,870 $1,100,133 21,938 $318,869
Year ended December 31, 2023
Shares sold ................................... 238,482 $2,954,035 430,991 $5,789,858
Shares issued in reinvestment of distributions .......... 6,221 79,254 16,187 223,289
Shares redeemed ............................... (41,924) (523,613) (80,474) (1,085,059)
Net increase (decrease) .......................... 202,779 $2,509,676 366,704 $4,928,088
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 172,585 $2,327,204 466,873 $6,985,731
Shares issued in reinvestment of distributions .......... 26,382 360,660 32,389 495,973
Shares redeemed ............................... (335,960) (4,527,567) (418,346) (6,264,342)
Net increase (decrease) .......................... (136,993) $(1,839,703) 80,916 $1,217,362
Year ended December 31, 2023
Shares sold ................................... 601,753 $7,577,365 987,687 $13,389,966
Shares issued in reinvestment of distributions .......... 57,867 731,996 94,808 1,300,608
Shares redeemed ............................... (1,048,281) (13,134,463) (1,837,860) (24,763,000)
Net increase (decrease) .......................... (388,661) $(4,825,102) (755,365) $(10,072,426)
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 2,626,300 $49,475,925
Shares issued in reinvestment of distributions .......... 415,407 8,095,760
Shares redeemed ............................... (4,628,653) (87,173,413)
Net increase (decrease) .......................... (1,586,946) $(29,601,728)
Year ended December 31, 2023
Shares sold
a
................................... 8,137,077 $135,503,916
Shares issued in reinvestment of distributions .......... 2,068,298 35,219,331
Shares redeemed ............................... (12,018,807) (200,576,831)
Net increase (decrease) .......................... (1,813,432) $(29,853,584)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 427,023 $7,650,741
Shares issued in reinvestment of distributions .......... 20,902 385,651
Shares redeemed
a
.............................. (910,977) (16,358,027)
Net increase (decrease) .......................... (463,052) $(8,321,635)
Year ended December 31, 2023
Shares sold ................................... 1,560,622 $24,885,973
Shares issued in reinvestment of distributions .......... 166,293 2,704,755
Shares redeemed
a
.............................. (2,623,484) (41,829,643)
Net increase (decrease) .......................... (896,569) $(14,238,915)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 113,486 $2,102,186
Shares issued in reinvestment of distributions .......... 12,714 242,811
Shares redeemed ............................... (323,142) (5,965,862)
Net increase (decrease) .......................... (196,942) $(3,620,865)
Year ended December 31, 2023
Shares sold ................................... 284,849 $4,665,871
Shares issued in reinvestment of distributions .......... 75,592 1,264,429
Shares redeemed ............................... (496,853) (8,154,748)
Net increase (decrease) .......................... (136,412) $(2,224,448)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 98,314 $1,854,242
Shares issued in reinvestment of distributions .......... 3,935 77,350
Shares redeemed ............................... (71,734) (1,366,824)
Net increase (decrease) .......................... 30,515 $564,768
Year ended December 31, 2023
Shares sold ................................... 209,376 $3,504,274
Shares issued in reinvestment of distributions .......... 12,018 206,512
Shares redeemed ............................... (45,760) (773,076)
Net increase (decrease) .......................... 175,634 $2,937,710
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 278,017 $5,322,627
Shares issued in reinvestment of distributions .......... 19,007 373,795
Shares redeemed ............................... (293,361) (5,589,712)
Net increase (decrease) .......................... 3,663 $106,710
Year ended December 31, 2023
Shares sold ................................... 671,356 $11,279,238
Shares issued in reinvestment of distributions .......... 89,851 1,540,943
Shares redeemed ............................... (896,822) (15,106,564)
Net increase (decrease) .......................... (135,615) $(2,286,383)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2024, were as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $23,571 $66,386 $84,041
CDSC retained ........................... $2,072 $3,837 $5,267
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $151,412 $300,019 $301,768
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

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Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 35,532,536 $ 4,622,424 $ (2,016,254) $ (582,860) $ (2,734,316) $ 34,821,530 4,087,034 $ 724,591
ClearBridge International Growth
Fund, Class IS ............ 6,472,793 207,688 (964,227) 66,423 408,492 6,191,169 94,608 —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,439,391 1,242,994 (3,119,027) 168,824 702,118 25,434,300 607,169 192,408
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 13,340,652 1,007,466 (2,424,890) (103,336) 1,307,653 13,127,545 1,262,264 48,567
Franklin Growth Fund, Class R6 . 63,091,507 902,431 (12,362,637) 3,144,929 5,582,445 60,358,675 425,721 —
Franklin High Yield Corporate ETF 18,243,540 1,188,488 (1,689,979) (180,402) 374,565 17,936,212 756,483 489,571
Franklin International Aggregate
Bond ETF ................ 15,322,392 1,062,327 (1,256,180) (333,086) 156,029 14,951,482 741,641 —
Franklin International Core Equity
(IU) Fund ................ 42,320,816 1,967,584 (6,913,208) 859,791 1,793,280 40,028,263 3,246,412 350,839
Franklin Investment Grade
Corporate ETF ............ 22,880,435 1,670,940 (1,615,480) (197,980) (378,435) 22,359,480 1,059,189 446,909
Franklin Systematic Style Premia
ETF .................... 8,696,285 285,945 (946,069) 46,152 751,263 8,833,576 373,276 —
Franklin U.S. Core Bond ETF ... 179,960,360 13,459,870 (10,598,912) (2,034,528) (2,077,364) 178,709,426 8,457,616 3,068,268
Franklin U.S. Core Equity (IU) Fund 140,498,475 7,492,531 (37,865,260) 8,903,349 16,552,159 135,581,254 7,947,319 863,696
Franklin U.S. Equity Index ETF . 14,968,633 3,266,088 (6,259,231) 480,937 1,330,372 13,786,799 289,325 83,271
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,011,646 68,789 (6,684,164) 1,435,494 3,614,176 31,445,941 565,778 159,795
Franklin U.S. Treasury Bond ETF 59,583,178 37,531,842 (5,724,616) (1,397,501) (567,387) 89,425,516 4,400,862 1,358,713
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 2,128,612 43,322,200 (40,283,865) — — 5,166,947 5,166,947 151,988
Templeton Developing Markets
Trust, Class R6 ............ 9,751,940 574,872 (2,062,019) (175,409) 778,298 8,867,682 467,952 —
Templeton Foreign Fund, Class R6 9,717,617 1,165,794 (1,794,112) 333,392 (109,507) 9,313,184 1,164,148 —
Western Asset Core Plus Bond
Fund, Class IS ............ 100,478,405 7,788,602 (10,116,124) (2,815,639) (1,243,174) 94,092,070 10,249,681 2,187,876
3 . Transactions with Affiliates (continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 22,616,221 $ 1,899,924 $ (1,874,874) $ (85,846) $ (37,211) $ 22,518,214 6,186,323 $ 456,228
Total Non-Controlled Affiliates $825,055,434 $130,728,799 $(156,571,128) $7,532,704 $26,203,456 $832,949,265 $10,582,720
Total Affiliated Securities .... $825,055,434 $130,728,799 $(156,571,128) $7,532,704 $26,203,456 $832,949,265 $10,582,720
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 35,295,411 2,639,608 (4,363,997) (208,300) 3,498,223 36,860,945 3,544,322 131,510
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,799,789 6,973,245 (1,264,365) (362,903) (3,521,320) 42,624,446 5,002,869 874,737
ClearBridge International Growth
Fund, Class IS ............ 17,065,760 503,302 (1,450,917) 97,802 1,172,972 17,388,919 265,723 —
ClearBridge Large Cap Value Fund,
Class IS ................. 71,152,721 3,601,306 (5,902,449) 138,077 2,154,780 71,144,435 1,698,363 528,802
a
Franklin Growth Fund, Class R6 . 166,310,770 1,851,077 (22,217,156) 2,759,249 20,775,094 169,479,034 1,195,366 —
Franklin High Yield Corporate ETF 20,948,797 2,283,148 (1,505,148) (147,006) 375,550 21,955,341 925,995 578,225
Franklin International Aggregate
Bond ETF ................ 17,594,286 1,985,677 (1,078,089) (285,953) 86,093 18,302,014 907,838 —
Franklin International Core Equity
(IU) Fund ................ 111,579,997 5,986,849 (12,194,742) 1,187,957 5,863,789 112,423,850 9,117,912 956,694
Franklin Investment Grade
Corporate ETF ............ 26,273,427 3,050,041 (1,289,179) (155,885) (508,803) 27,369,601 1,296,523 527,336
Franklin Systematic Style Premia
ETF .................... 15,518,135 661,017 (1,029,053) 43,632 1,394,795 16,588,526 700,973 —
Franklin U.S. Core Bond ETF ... 206,644,306 23,765,614 (6,943,844) (1,338,436) (3,375,279) 218,752,361 10,352,691 3,628,413
Franklin U.S. Core Equity (IU) Fund 370,356,559 18,897,737 (77,136,800) 11,028,132 57,544,742 380,690,370 22,314,793 2,355,180
Franklin U.S. Equity Index ETF . 39,457,841 10,104,936 (15,762,392) 1,279,268 3,632,507 38,712,160 812,400 229,373
Franklin U.S. Large Cap Multifactor
Index ETF ............... 87,019,424 95,541 (12,472,551) 2,277,750 11,375,169 88,295,333 1,588,617 439,572
Franklin U.S. Treasury Bond ETF 68,417,872 47,716,358 (4,420,478) (1,068,174) (1,182,815) 109,462,763 5,386,947 1,609,150
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 6,534,089 71,836,751 (67,297,328) — — 11,073,512 11,073,512 295,951
Templeton Developing Markets
Trust, Class R6 ............ 25,614,321 1,997,897 (4,378,217) (447,889) 2,114,126 24,900,238 1,313,997 —
Templeton Foreign Fund, Class R6 25,621,000 3,365,028 (3,438,946) 305,627 304,495 26,157,204 3,269,651 —
Western Asset Core Plus Bond
Fund, Class IS ............ 115,377,631 13,708,515 (9,213,547) (2,521,206) (2,176,041) 115,175,352 12,546,335 2,576,873
3 . Transactions with Affiliates (continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 25,970,221 $ 3,336,703 $ (1,602,831) $ (71,606) $ (69,222) $ 27,563,265 7,572,326 $ 537,647
Total Non-Controlled Affiliates $1,458,256,946 $221,720,742 $(250,598,032) $12,718,436 $95,960,632 $1,538,058,724 $15,137,953
Total Affiliated Securities .... $1,493,552,357 $224,360,350 $(254,962,029) $12,510,136 $99,458,855 $1,574,919,669 $15,269,463
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,237,958 3,208,449 (3,444,172) (204,598) 3,669,715 39,467,352 3,794,938 137,248
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,223,395 3,306,916 (613,638) (163,114) (1,184,938) 15,568,621 1,827,303 312,829
ClearBridge International Growth
Fund, Class IS ............ 17,656,450 623,092 (978,837) 56,177 1,264,496 18,621,378 284,557 —
ClearBridge Large Cap Value Fund,
Class IS ................. 72,098,193 5,368,548 (3,362,830) 79,011 2,279,051 76,461,973 1,825,304 558,073
a
Franklin Growth Fund, Class R6 . 174,044,468 515,574 (17,666,237) 1,822,172 22,748,320 181,464,297 1,279,901 —
Franklin High Yield Corporate ETF 7,304,631 1,368,752 (732,803) (42,583) 120,867 8,018,864 338,206 199,280
Franklin International Aggregate
Bond ETF ................ 6,135,331 1,148,667 (531,504) (134,276) 66,314 6,684,532 331,574 —
Franklin International Core Equity
(IU) Fund ................ 115,442,847 7,328,931 (9,668,406) 610,651 6,675,857 120,389,880 9,763,981 1,003,744
Franklin Investment Grade
Corporate ETF ............ 9,161,624 1,776,301 (716,100) (67,534) (157,714) 9,996,577 473,547 181,419
Franklin Systematic Style Premia
ETF .................... 12,133,894 686,815 (636,801) 17,404 1,112,191 13,313,503 562,582 —
Franklin U.S. Core Bond ETF ... 72,059,201 13,586,633 (4,168,402) (742,768) (836,577) 79,898,087 3,781,263 1,250,804
Franklin U.S. Core Equity (IU) Fund 305,126,935 5,314,520 (40,989,138) 4,262,015 51,445,113 325,159,445 19,059,756 1,928,916
Franklin U.S. Equity Index ETF . 116,704,561 13,299,236 (23,216,701) 1,525,370 15,610,285 123,922,751 2,600,600 717,676
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,020,249 372,188 (10,171,618) 1,708,072 12,608,576 94,537,467 1,700,926 464,408
Franklin U.S. Treasury Bond ETF 23,858,015 18,933,532 (2,063,031) (357,557) (390,485) 39,980,474 1,967,543 555,953
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 6,207,441 55,161,433 (51,356,395) — — 10,012,479 10,012,479 240,010
Templeton Developing Markets
Trust, Class R6 ............ 26,787,077 2,148,097 (4,014,818) (429,215) 2,170,448 26,661,589 1,406,944 —
Templeton Foreign Fund, Class R6 26,507,551 3,890,784 (3,017,167) 155,708 473,851 28,010,727 3,501,341 —
Western Asset Core Plus Bond
Fund, Class IS ............ 40,233,942 7,563,236 (4,129,200) (1,005,149) (595,212) 42,067,617 4,582,529 887,672
3 . Transactions with Affiliates (continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 9,057,382 $ 1,871,958 $ (816,738) $ (20,407) $ (25,007) $ 10,067,188 2,765,711 $ 185,337
Total Non-Controlled Affiliates $1,144,763,187 $144,265,213 $(178,850,364) $7,273,977 $113,385,436 $1,230,837,449 $8,486,121
Total Affiliated Securities .... $1,181,001,145 $147,473,662 $(182,294,536) $7,069,379 $117,055,151 $1,270,304,801 $8,623,369
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ —
Long term ............................. 10,417,498 3,786,247 3,316,233
3 . Transactions with Affiliates (continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
39
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
5. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2024, were as follows:
6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2024, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $815,846,785 $1,371,085,279 $980,780,532
Unrealized appreciation ..................... $143,106,782 $384,548,284 $390,768,460
Unrealized depreciation ..................... (82,099,236) (92,964,675) (26,050,395)
Net unrealized appreciation (depreciation) ....... $61,007,546 $291,583,609 $364,718,065
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $102,932,058 $193,491,504 $132,449,004
Sales .................................. $165,373,007 $263,139,754 $179,656,659
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
40
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Semiannual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 871,687,384 $ — $ — $ 871,687,384
Short Term Investments ................... 5,166,947 — — 5,166,947
Total Investments in Securities ........... $876,854,331 $— $— $876,854,331
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,651,595,376 — — 1,651,595,376
Short Term Investments ................... 11,073,512 — — 11,073,512
Total Investments in Securities ........... $1,662,668,888 $— $— $1,662,668,888
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,334,869,467 — — 1,334,869,467
Short Term Investments ................... 10,012,479 616,651 — 10,629,130
Total Investments in Securities ........... $1,344,881,946 $616,651 $— $1,345,498,597
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ETF
Exchange-Traded Fund
7. Fair Value Measurements
(continued)

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FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreements between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
The Performance Universe for the Franklin Conservative Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Performance Universe for the Franklin Moderate Allocation Fund
included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Performance Universe for the Franklin Growth Allocation Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted that each Fund’s annualized total return for the one-, three-, five- and 10-year periods were above the medians of their respective Performance Universes. The Board concluded that each Fund’s performance was satisfactory.

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Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class
A shares and Investor Class shares for the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Conservative Allocation Fund and Franklin Moderate Allocation Fund - The Expense Group for the Franklin
Conservative Allocation Fund included the Fund and eight other mixed-asset target allocation conservative funds. The
Expense Group for the Franklin Moderate Allocation Fund included the Fund and 10 other mixed-asset target allocation moderate funds. The Board noted that the Management Rates and the actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board discussed these expenses with management and management explained that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. Management further explained that each Fund’s total expenses (including underlying fund expenses) were in either the first quintile (least expensive) or second quintile of each Fund’s respective Expense Group. The Board noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the
Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Growth Allocation Fund - The Expense Group for the Fund included the Fund and six other mixed-asset target allocation growth funds. The Board noted that the Management Rate for the Fund was below the median of its Expense
Group, but the actual total expense ratio for the Fund was above the median of its Expense Group. The Board discussed these expenses with management and management explained that the Management Rate paid by the Fund is solely for asset allocation services as the Fund invests primarily in underlying funds. Management further explained that the Fund’s total expenses (including underlying fund expenses) were in the first quintile (least expensive) of the Fund’s Expense Group. The
Board noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

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The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Conservative Allocation Fund and Franklin Moderate Allocation
Fund had each experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board further noted that, due to the use of the Management Rate for allocation services, the
Funds would not likely experience economies of scale.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FAS-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Corefolio Allocation
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.40 $17.85 $24.42 $21.92 $20.04 $17.32
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.04) 0.11 0.05 0.22 0.12 0.20
Net realized and unrealized gains (losses) 2.40 4.35 (5.16) 3.21 3.32 4.17
Total from investment operations ........ 2.36 4.46 (5.11) 3.43 3.44 4.37
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.02) (0.12) (0.01) (0.22) (0.18) (0.20)
Net realized gains ................. (1.01) (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ................... (1.03) (0.91) (1.46) (0.93) (1.56) (1.65)
Net asset value, end of period .......... $22.73 $21.40 $17.85 $24.42 $21.92 $20.04
Total return
d
....................... 11.02% 25.36% (20.84)% 15.76% 18.28% 25.79%
Ratios to average net assets
e
Expenses
f,g
........................ 0.38% 0.40% 0.41% 0.42% 0.43% 0.44%
Net investment income (loss)
c
.......... (0.38)% 0.55% 0.26% 0.91% 0.64% 1.02%
Supplemental data
Net assets, end of period (000’s) ........ $870,928 $805,511 $690,297 $931,489 $812,250 $717,806
Portfolio turnover rate ................ 3.47% 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.68 $17.34 $23.94 $21.57 $19.76 $17.10
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.12) (0.05) (0.10) (0.01) (0.03) 0.04
Net realized and unrealized gains (losses) 2.33 4.21 (5.05) 3.20 3.25 4.12
Total from investment operations ........ 2.21 4.16 (5.15) 3.19 3.22 4.16
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.02) (0.03) (—)
d
(0.11) (0.03) (0.05)
Net realized gains ................. (1.01) (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ................... (1.03) (0.82) (1.45) (0.82) (1.41) (1.50)
Net asset value, end of period .......... $21.86 $20.68 $17.34 $23.94 $21.57 $19.76
Total return
e
....................... 10.67% 24.38% (21.44)% 14.88% 17.41% 24.83%
Ratios to average net assets
f
Expenses
g,h
........................ 1.13% 1.15% 1.16% 1.17% 1.18% 1.19%
Net investment income (loss)
c
.......... (1.13)% (0.26)% (0.53)% (0.05)% (0.18)% 0.27%
Supplemental data
Net assets, end of period (000’s) ........ $42,502 $41,410 $39,781 $61,517 $73,513 $75,745
Portfolio turnover rate ................ 3.47% 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.34 $17.81 $24.42 $21.95 $20.07 $17.34
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.07) 0.07 0.01 0.16 0.07 0.14
Net realized and unrealized gains (losses) 2.40 4.32 (5.17) 3.21 3.32 4.19
Total from investment operations ........ 2.33 4.39 (5.16) 3.37 3.39 4.33
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.02) (0.07) (—)
d
(0.19) (0.13) (0.15)
Net realized gains ................. (1.01) (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ................... (1.03) (0.86) (1.45) (0.90) (1.51) (1.60)
Net asset value, end of period .......... $22.64 $21.34 $17.81 $24.42 $21.95 $20.07
Total return
e
....................... 10.91% 25.05% (21.04)% 15.46% 18.00% 25.51%
Ratios to average net assets
f
Expenses
g,h
........................ 0.63% 0.65% 0.66% 0.66% 0.67% 0.67%
Net investment income (loss)
c
.......... (0.63)% 0.35% 0.04% 0.68% 0.38% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $2,124 $1,935 $1,488 $1,764 $1,498 $1,387
Portfolio turnover rate ................ 3.47% 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.49 $17.92 $24.52 $21.97 $20.07 $17.34
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.01) 0.18 0.12 0.30 0.21 0.70
Net realized and unrealized gains (losses) 2.43 4.36 (5.19) 3.23 3.31 3.75
Total from investment operations ........ 2.42 4.54 (5.07) 3.53 3.52 4.45
Less distributions from:
Net investment income .............. (0.02) (0.18) (0.08) (0.27) (0.24) (0.27)
Net realized gains ................. (1.01) (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ................... (1.03) (0.97) (1.53) (0.98) (1.62) (1.72)
Net asset value, end of period .......... $22.88 $21.49 $17.92 $24.52 $21.97 $20.07
Total return
d
....................... 11.25% 25.74% (20.60)% 16.16% 18.69% 26.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.12% 0.11% 0.13% 0.13% 0.13% 0.12%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.09% 0.08% 0.09% 0.09% 0.09%
Net investment income (loss)
c
.......... (0.08)% 0.92% 0.62% 1.26% 1.05% 1.37%
Supplemental data
Net assets, end of period (000’s) ........ $5,628 $4,966 $4,379 $5,349 $4,393 $3,385
Portfolio turnover rate ................ 3.47% 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2024.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.49 $17.93 $24.52 $21.98 $20.08 $17.35
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ (0.01) 0.16 0.09 0.28 0.17 0.27
Net realized and unrealized gains (losses) 2.42 4.36 (5.17) 3.22 3.34 4.16
Total from investment operations ........ 2.41 4.52 (5.08) 3.50 3.51 4.43
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (0.02) (0.17) (0.06) (0.25) (0.23) (0.25)
Net realized gains ................. (1.01) (0.79) (1.45) (0.71) (1.38) (1.45)
Total distributions ................... (1.03) (0.96) (1.51) (0.96) (1.61) (1.70)
Net asset value, end of period .......... $22.87 $21.49 $17.93 $24.52 $21.98 $20.08
Total return
d
....................... 11.20% 25.58% (20.63)% 16.05% 18.59% 26.10%
Ratios to average net assets
e
Expenses
f,g
........................ 0.13% 0.15% 0.16% 0.17% 0.18% 0.19%
Net investment income (loss)
c
.......... (0.13)% 0.83% 0.48% 1.16% 0.90% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $67,065 $59,702 $48,963 $69,322 $61,166 $52,512
Portfolio turnover rate ................ 3.47% 6.51% 9.00% 3.58% 9.29% 2.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2024.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 75.4%
a
Franklin Growth Fund , Class R6 ........................................ 1,777,414 $ 252,001,733
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,347,679 259,034,708
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,157,604 234,709,386
745,745,827
Foreign Equity 24.6%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,894,649 242,823,909
Total Investments In Underlying Funds (Cost $ 589,083,365 ) ......................
988,569,736
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 588 588
Total Money Market Funds (Cost $ 588 ) .........................................
588
Total Short Term Investments (Cost $ 588 ) ......................................
588
a
Total Investments (Cost $ 589,083,953 ) 100.0% ..................................
$988,570,324
Other Assets, less Liabilities 0.0% .............................................
(322,790)
Net Assets 100.0% ...........................................................
$988,247,534
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ $589,083,953
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 988,570,324
Cash .................................................................................... 171,725
Receivables:
Capital shares sold ........................................................................ 607,506
Affiliates ................................................................................ 45
Total assets .......................................................................... 989,349,600
Liabilities:
Payables:
Capital shares redeemed ................................................................... 669,016
Administrative fees ........................................................................ 24,194
Distribution fees .......................................................................... 213,302
Transfer agent fees ........................................................................ 115,391
Trustees' fees and expenses ................................................................. 1,134
Distributions to shareholders ................................................................. 23,106
Accrued expenses and other liabilities ........................................................... 55,923
Total liabilities ......................................................................... 1,102,066
Net assets, at value ................................................................. $988,247,534
Net assets consist of:
Paid-in capital ............................................................................. $593,926,879
Total distributable earnings (losses) ............................................................. 394,320,655
Net assets, at value ................................................................. $988,247,534

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $870,928,129
Shares outstanding ........................................................................ 38,308,803
Net asset value per share
a,b
.................................................................. $22.73
Maximum offering price per share (net asset value per share ÷ 94.50% )
b
................................ $24.05
Class C:
Net assets, at value ....................................................................... $42,502,475
Shares outstanding ........................................................................ 1,944,514
Net asset value and maximum offering price per share
a,b
............................................ $21.86
Class R:
Net assets, at value ....................................................................... $2,124,495
Shares outstanding ........................................................................ 93,834
Net asset value and maximum offering price per share
b
............................................. $22.64
Class R6:
Net assets, at value ....................................................................... $5,627,709
Shares outstanding ........................................................................ 245,999
Net asset value and maximum offering price per share
b
............................................. $22.88
Advisor Class:
Net assets, at value ....................................................................... $67,064,726
Shares outstanding ........................................................................ 2,931,905
Net asset value and maximum offering price per share
b
............................................. $22.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $4,213
Expenses:
Administrative fees (Note 3 a ) .................................................................. 143,158
Distribution fees: (Note 3b )
    Class A ................................................................................ 1,049,849
    Class C ................................................................................ 210,299
    Class R ................................................................................ 5,002
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 332,161
Class C ................................................................................ 16,625
    Class R ................................................................................ 792
    Class R6 ............................................................................... 1,830
    Advisor Class ............................................................................ 25,738
Reports to shareholders fees .................................................................. 24,498
Registration and filing fees .................................................................... 48,373
Professional fees ........................................................................... 21,697
Trustees' fees and expenses .................................................................. 5,465
Other .................................................................................... 1,541
Total expenses ......................................................................... 1,887,028
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (1,318)
Net expenses ......................................................................... 1,885,710
Net investment income (loss) ............................................................ (1,881,497)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... 4,647,576
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... 97,241,318
Net realized and unrealized gain (loss) ............................................................ 101,888,894
Net increase (decrease) in net assets resulting from operations .......................................... $100,007,397

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Corefolio Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,881,497) $4,451,007
Net realized gain (loss) ................................................. 4,647,576 45,150,803
Net change in unrealized appreciation (depreciation) ........................... 97,241,318 141,234,240
Net increase (decrease) in net assets resulting from operations ................ 100,007,397 190,836,050
Distributions to shareholders:
Class A ............................................................. (37,871,203) (33,786,898)
Class C ............................................................. (1,927,274) (1,730,998)
Class R ............................................................. (92,228) (74,092)
Class R6 ............................................................ (248,796) (223,016)
Advisor Class ........................................................ (2,913,297) (2,551,557)
Total distributions to shareholders .......................................... (43,052,798) (38,366,561)
Capital share transactions: (Note 2 )
Class A ............................................................. 15,241,192 (19,272,974)
Class C ............................................................. (1,248,119) (5,443,378)
Class R ............................................................. 75,463 135,836
Class R6 ............................................................ 345,386 (263,934)
Advisor Class ........................................................ 3,355,776 989,827
Total capital share transactions ............................................ 17,769,698 (23,854,623)
Net increase (decrease) in net assets ................................... 74,724,297 128,614,866
Net assets:
Beginning of period ..................................................... 913,523,237 784,908,371
End of period .......................................................... $988,247,534 $913,523,237

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
Franklin Corefolio Allocation Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Corefolio Allocation Fund (Fund) is included in this report.
The Fund invests in affiliated mutual funds managed by
Franklin Templeton (Underlying Funds). The Fund offers five
classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by
the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,355,691 $30,682,745 3,830,947 $74,525,445
Shares issued in reinvestment of distributions .......... 1,632,038 37,191,784 1,666,077 33,143,401
Shares redeemed ............................... (2,328,165) (52,633,337) (6,518,373) (126,941,820)
Net increase (decrease) .......................... 659,564 $15,241,192 (1,021,349) $(19,272,974)
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 141,543 $3,088,431 506,642 $9,501,220
Shares issued in reinvestment of distributions .......... 87,344 1,914,451 90,386 1,724,635
Shares redeemed
a
.............................. (286,580) (6,251,001) (888,929) (16,669,233)
Net increase (decrease) .......................... (57,693) $(1,248,119) (291,901) $(5,443,378)
Class R Shares:
Shares sold ................................... 3,227 $72,735 47,557 $928,639
Shares issued in reinvestment of distributions .......... 4,063 92,228 3,751 74,092
Shares redeemed ............................... (4,139) (89,500) (44,144) (866,895)
Net increase (decrease) .......................... 3,151 $75,463 7,164 $135,836
Class R6 Shares:
Shares sold ................................... 17,348 $401,385 73,257 $1,441,873
Shares issued in reinvestment of distributions .......... 10,818 248,037 11,056 222,203
Shares redeemed ............................... (13,223) (304,036) (97,597) (1,928,010)
Net increase (decrease) .......................... 14,943 $345,386 (13,284) $(263,934)
Advisor Class Shares:
Shares sold ................................... 314,534 $7,026,342 489,426 $9,622,126
Shares issued in reinvestment of distributions .......... 115,455 2,647,223 114,135 2,292,689
Shares redeemed ............................... (275,696) (6,317,789) (557,442) (10,924,988)
Net increase (decrease) .......................... 154,293 $3,355,776 46,119 $989,827
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$176,110 was retained by Investor Services.
e. Investments in FT Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of
Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $54,128
CDSC retained .............................................................................. $1,676
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
Investments in Underlying Funds for the period ended June 30, 2024, were as follows:
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$33,179,107 and $60,459,446, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 230,947,089 $ — $ (11,907,613) $ 820,881 $ 32,141,376 $ 252,001,733 1,777,414 $ —
Franklin Growth Opportunities
Fund, Class R6 ............ 251,269,180 — (35,403,631) 3,178,700 39,990,459 259,034,708 4,347,679 —
Franklin Mutual Shares Fund, Class
R6 ..................... 209,518,825 21,149,585 (6,488,947) 254,832 10,275,091 234,709,386 9,157,604 —
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 1,179 10,942,041 (10,942,632) — — 588 588 4,213
Templeton Growth Fund, Inc., Class
R6 ..................... 222,226,088 12,029,522 (6,659,256) 393,163 14,834,392 242,823,909 8,894,649 —
Total Non-Controlled Affiliates $913,962,361 $44,121,148 $(71,402,079) $4,647,576 $97,241,318 $988,570,324 $4,213
Total Affiliated Securities .... $913,962,361 $44,121,148 $(71,402,079) $4,647,576 $97,241,318 $988,570,324 $4,213
Cost of investments .......................................................................... $597,012,946
Unrealized appreciation ........................................................................ $399,486,371
Unrealized depreciation ........................................................................ (7,928,993)
Net unrealized appreciation (depreciation) .......................................................... $391,557,378
3. Transactions with Affiliates
(continued)
e. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Franklin Corefolio Allocation Fund
(continued)
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Fund Allocator Series
18
franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4467-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Global Allocation
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.01 $12.62 $14.95 $13.49 $14.43 $12.63
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.23 0.18 0.19
c
0.34
c
0.42
c
Net realized and unrealized gains (losses) 1.14 1.39 (1.95) 1.39 (0.27) 1.82
Total from investment operations ........ 1.26 1.62 (1.77) 1.58 0.07 2.24
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.56) (0.12) (0.47) (0.44)
Net realized gains ................. — — — — (0.54) —
Total distributions ................... (0.11) (0.23) (0.56) (0.12) (1.01) (0.44)
Net asset value, end of period .......... $15.16 $14.01 $12.62 $14.95 $13.49 $14.43
Total return
d
....................... 9.00% 12.92% (11.83)% 11.74% 1.55% 17.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.95% 0.94% 0.94%
f
0.42%
f
0.40%
f
Expenses net of waiver and payments by
affiliates .......................... 0.92% 0.92%
g
0.91%
g
0.88%
f,g
0.42%
f,h
0.40%
f,h
Net investment income ............... 1.65% 1.75% 1.31% 1.33%
c
2.73%
c
2.99%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,559,261 $2,479,455 $2,417,274 $3,006,324 $2,952,287 $3,397,662
Portfolio turnover rate ................ 28.69% 76.65% 15.46% 97.19%
i
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.87 $12.50 $14.79 $13.40 $14.33 $12.54
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.13 0.07 0.08
c
0.23
c
0.29
c
Net realized and unrealized gains (losses) 1.14 1.36 (1.91) 1.38 (0.26) 1.82
Total from investment operations ........ 1.20 1.49 (1.84) 1.46 (0.03) 2.11
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.45) (0.07) (0.36) (0.32)
Net realized gains ................. — — — — (0.54) —
Total distributions ................... (0.06) (0.12) (0.45) (0.07) (0.90) (0.32)
Net asset value, end of period .......... $15.01 $13.87 $12.50 $14.79 $13.40 $14.33
Total return
d
....................... 8.66% 12.00% (12.45)% 10.89% 0.79% 16.91%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.70% 1.69% 1.68%
f
1.17%
f
1.15%
f
Expenses net of waiver and payments by
affiliates .......................... 1.67% 1.67%
g
1.66%
g
1.62%
f,g
1.17%
f,h
1.15%
f,h
Net investment income ............... 0.89% 1.00% 0.56% 0.58%
c
1.85%
c
2.24%
c
Supplemental data
Net assets, end of period (000’s) ........ $67,327 $71,783 $84,086 $131,347 $201,506 $300,699
Portfolio turnover rate ................ 28.69% 76.65% 15.46% 97.19%
i
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.05 $12.66 $14.99 $13.54 $14.48 $12.68
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.20 0.14 0.15
c
0.31
c
0.37
c
Net realized and unrealized gains (losses) 1.15 1.39 (1.95) 1.40 (0.28) 1.83
Total from investment operations ........ 1.25 1.59 (1.81) 1.55 0.03 2.20
Less distributions from:
Net investment income .............. (0.10) (0.20) (0.52) (0.10) (0.43) (0.40)
Net realized gains ................. — — — — (0.54) —
Total distributions ................... (0.10) (0.20) (0.52) (0.10) (0.97) (0.40)
Net asset value, end of period .......... $15.20 $14.05 $12.66 $14.99 $13.54 $14.48
Total return
d
....................... 8.87% 12.63% (12.06)% 11.50% 1.28% 17.44%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.20% 1.19% 1.19%
f
0.67%
f
0.65%
f
Expenses net of waiver and payments by
affiliates .......................... 1.17% 1.17%
g
1.16%
g
1.13%
f,g
0.67%
f,h
0.65%
f,h
Net investment income ............... 1.40% 1.50% 1.06% 1.08%
c
2.47%
c
2.74%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,501 $4,213 $3,906 $5,229 $4,975 $5,699
Portfolio turnover rate ................ 28.69% 76.65% 15.46% 97.19%
i
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.47 $13.03 $15.43 $13.89 $14.81 $12.95
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.22 0.25
c
0.96
c
0.46
c
Net realized and unrealized gains (losses) 1.18 1.44 (2.02) 1.43 (0.83) 1.88
Total from investment operations ........ 1.33 1.72 (1.80) 1.68 0.13 2.34
Less distributions from:
Net investment income .............. (0.13) (0.28) (0.60) (0.14) (0.51) (0.48)
Net realized gains ................. — — — — (0.54) —
Total distributions ................... (0.13) (0.28) (0.60) (0.14) (1.05) (0.48)
Net asset value, end of period .......... $15.67 $14.47 $13.03 $15.43 $13.89 $14.81
Total return
d
....................... 9.20% 13.26% (11.62)% 12.14% 1.94% 18.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.65% 0.66% 0.67%
f
0.21%
f
3.23%
f
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.60%
g
0.59%
g
0.54%
f,g
0.07%
f
0.07%
f
Net investment income ............... 1.99% 2.06% 1.61% 1.69%
c
7.33%
c
3.32%
c
Supplemental data
Net assets, end of period (000’s) ........ $4,851 $4,018 $1,087 $573 $631 $5
Portfolio turnover rate ................ 28.69% 76.65% 15.46% 97.19%
h
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.13 $12.72 $15.07 $13.58 $14.52 $12.71
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.21 0.23
c
0.37
c
0.45
c
Net realized and unrealized gains (losses) 1.15 1.41 (1.97) 1.40 (0.27) 1.83
Total from investment operations ........ 1.29 1.68 (1.76) 1.63 0.10 2.28
Less distributions from:
Net investment income .............. (0.13) (0.27) (0.59) (0.14) (0.50) (0.47)
Net realized gains ................. — — — — (0.54) —
Total distributions ................... (0.13) (0.27) (0.59) (0.14) (1.04) (0.47)
Net asset value, end of period .......... $15.29 $14.13 $12.72 $15.07 $13.58 $14.52
Total return
d
....................... 9.18% 13.25% (11.64)% 12.01% 1.79% 18.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.70% 0.69% 0.69%
f
0.17%
f
0.15%
f
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.67%
g
0.66%
g
0.63%
f,g
0.17%
f,h
0.15%
f,h
Net investment income ............... 1.91% 2.00% 1.56% 1.58%
c
2.89%
c
3.24%
c
Supplemental data
Net assets, end of period (000’s) ........ $113,499 $103,377 $98,974 $122,896 $123,049 $156,275
Portfolio turnover rate ................ 28.69% 76.65% 15.46% 97.19%
i
4.07% 0.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 60.5%
Aerospace & Defense 0.5%
BAE Systems plc ..................................... United Kingdom 464,266 $ 7,733,417
Safran SA ........................................... France 22,402 4,722,071
12,455,488
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ................. United States 43,564 5,436,352
Automobile Components 0.2%
Cie Generale des Etablissements Michelin SCA .............. France 102,304 3,954,717
Hankook Tire & Technology Co. Ltd. ....................... South Korea 88,762 2,893,425
6,848,142
Automobiles 0.8%
General Motors Co. .................................... United States 377,852 17,555,004
a
Tesla, Inc. ........................................... United States 18,780 3,716,186
21,271,190
Banks 2.8%
BNP Paribas SA ...................................... France 49,252 3,150,210
ING Groep NV ....................................... Netherlands 1,407,299 24,184,527
Intesa Sanpaolo SpA ................................... Italy 4,354,043 16,183,690
JPMorgan Chase & Co. ................................. United States 24,472 4,949,707
Shinhan Financial Group Co. Ltd. ......................... South Korea 335,219 11,657,220
UniCredit SpA ........................................ Italy 471,238 17,441,087
77,566,441
Beverages 0.2%
Coca-Cola Europacific Partners plc ........................ United Kingdom 62,660 4,566,034
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 226,914 38,920,289
a
Regeneron Pharmaceuticals, Inc. ......................... United States 4,098 4,307,121
43,227,410
Broadline Retail 2.5%
b
Alibaba Group Holding Ltd. , ADR ......................... China 135,724 9,772,128
a
Amazon.com, Inc. ..................................... United States 205,446 39,702,439
a
MercadoLibre, Inc. .................................... Brazil 5,885 9,671,409
a,b
PDD Holdings, Inc. , ADR ................................ China 78,065 10,378,742
69,524,718
Building Products 0.5%
Cie de Saint-Gobain SA ................................ France 50,459 3,924,955
Owens Corning ....................................... United States 28,943 5,027,978
a
Trex Co., Inc. ........................................ United States 37,465 2,776,906
UFP Industries, Inc. .................................... United States 28,947 3,242,064
14,971,903
Capital Markets 1.3%
3i Group plc ......................................... United Kingdom 314,701 12,129,343
Deutsche Bank AG .................................... Germany 356,564 5,699,603
Nomura Holdings, Inc. .................................. Japan 951,800 5,498,768
Partners Group Holding AG .............................. Switzerland 6,603 8,455,984
SEI Investments Co. ................................... United States 51,698 3,344,344
35,128,042
Chemicals 0.7%
LyondellBasell Industries NV , A ........................... United States 45,856 4,386,585
Nitto Denko Corp. ..................................... Japan 50,400 3,998,191

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ............................. Japan 246,300 $ 9,578,037
17,962,813
Commercial Services & Supplies 0.2%
Cintas Corp. ......................................... United States 8,873 6,213,407
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................... United States 23,325 8,174,946
Cisco Systems, Inc. ................................... United States 71,806 3,411,503
11,586,449
Construction & Engineering 0.1%
Stantec, Inc. ......................................... Canada 42,300 3,540,870
Construction Materials 0.2%
CRH plc ............................................ United States 55,800 4,183,884
Consumer Staples Distribution & Retail 1.3%
Carrefour SA ......................................... France 426,704 6,047,352
Koninklijke Ahold Delhaize NV ............................ Netherlands 175,585 5,167,680
Kroger Co. (The) ...................................... United States 198,332 9,902,717
Loblaw Cos. Ltd. ...................................... Canada 63,200 7,330,683
Walmart, Inc. ........................................ United States 117,219 7,936,898
36,385,330
Distributors 0.1%
Pool Corp. .......................................... United States 10,782 3,313,632
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG .................................. Germany 295,996 7,441,049
Telkom Indonesia Persero Tbk. PT ........................ Indonesia 13,349,900 2,536,309
9,977,358
Electric Utilities 0.3%
Endesa SA .......................................... Spain 187,599 3,525,286
Iberdrola SA ......................................... Spain 375,036 4,866,745
8,392,031
Electrical Equipment 1.1%
Eaton Corp. plc ....................................... United States 53,000 16,618,150
a
NEXTracker, Inc. , A .................................... United States 55,917 2,621,389
Vertiv Holdings Co. , A .................................. United States 52,406 4,536,788
WEG SA ............................................ Brazil 733,490 5,535,600
29,311,927
Electronic Equipment, Instruments & Components 0.3%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 1,301,000 8,548,426
Entertainment 1.2%
b
NetEase, Inc. ........................................ China 708,800 13,535,191
a
Netflix, Inc. .......................................... United States 25,088 16,931,389
Nintendo Co. Ltd. ..................................... Japan 70,300 3,754,715
34,221,295
Financial Services 2.1%
a
Berkshire Hathaway, Inc. , B .............................. United States 27,948 11,369,246
Equitable Holdings, Inc. ................................. United States 111,383 4,551,109
Investor AB , B ........................................ Sweden 588,101 16,119,269
Mastercard, Inc. , A .................................... United States 16,880 7,446,781
MGIC Investment Corp. ................................. United States 328,187 7,072,430

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Visa, Inc. , A .......................................... United States 45,846 $ 12,033,200
58,592,035
Food Products 0.2%
Associated British Foods plc ............................. United Kingdom 207,969 6,493,853
Ground Transportation 0.6%
Old Dominion Freight Line, Inc. ........................... United States 52,844 9,332,250
a
Uber Technologies, Inc. ................................. United States 97,060 7,054,321
16,386,571
Health Care Equipment & Supplies 1.8%
Abbott Laboratories .................................... United States 154,153 16,018,038
a
IDEXX Laboratories, Inc. ................................ United States 23,390 11,395,608
a
Insulet Corp. ......................................... United States 69,819 14,089,474
Sonova Holding AG .................................... Switzerland 10,553 3,251,208
Stryker Corp. ........................................ United States 9,937 3,381,065
48,135,393
Health Care Providers & Services 1.6%
Cigna Group (The) .................................... United States 54,341 17,963,504
McKesson Corp. ...................................... United States 39,237 22,915,978
UnitedHealth Group, Inc. ................................ United States 7,578 3,859,172
44,738,654
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. ................................. United States 9,396 37,222,254
Household Durables 0.4%
a
NVR, Inc. ........................................... United States 455 3,452,795
PulteGroup, Inc. ...................................... United States 61,365 6,756,286
10,209,081
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 137,160 22,620,427
Industrial Conglomerates 0.8%
Hitachi Ltd. .......................................... Japan 1,025,000 23,082,821
Insurance 1.1%
Erie Indemnity Co. , A ................................... United States 22,694 8,224,306
Medibank Pvt Ltd. ..................................... Australia 1,837,323 4,553,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 16,696 8,348,422
NN Group NV ........................................ Netherlands 84,660 3,935,418
Ping An Insurance Group Co. of China Ltd. , H ................ China 1,359,000 6,157,054
31,218,669
Interactive Media & Services 3.1%
Alphabet, Inc. , A ...................................... United States 261,519 47,635,686
a,b,c
Kuaishou Technology , 144A , Reg S ........................ China 534,100 3,135,089
Meta Platforms, Inc. , A ................................. United States 50,147 25,285,121
a
Pinterest, Inc. , A ...................................... United States 181,803 8,012,058
84,067,954
IT Services 1.0%
Infosys Ltd. , ADR ..................................... India 1,547,100 28,807,002
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. .......................... United States 5,962 8,332,432

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 0.9%
Atlas Copco AB , B ..................................... Sweden 498,831 $ 8,056,521
Caterpillar, Inc. ....................................... United States 39,416 13,129,470
PACCAR, Inc. ........................................ United States 32,382 3,333,403
24,519,394
Metals & Mining 0.6%
Fortescue Ltd. ........................................ Australia 234,543 3,339,062
Reliance, Inc. ........................................ United States 19,628 5,605,757
Steel Dynamics, Inc. ................................... United States 59,001 7,640,629
16,585,448
Multi-Utilities 0.3%
Centrica plc ......................................... United Kingdom 2,018,575 3,440,790
E.ON SE ............................................ Germany 348,211 4,577,068
8,017,858
Oil, Gas & Consumable Fuels 2.5%
Exxon Mobil Corp. ..................................... United States 29,108 3,350,913
Inpex Corp. .......................................... Japan 338,400 4,970,340
Marathon Petroleum Corp. .............................. United States 107,124 18,583,871
Petroleo Brasileiro SA .................................. Brazil 2,504,600 18,091,130
Suncor Energy, Inc. .................................... Canada 251,800 9,597,552
Valero Energy Corp. ................................... United States 94,397 14,797,674
69,391,480
Personal Care Products 0.6%
a
BellRing Brands, Inc. ................................... United States 58,222 3,326,805
L'Oreal SA .......................................... France 9,921 4,367,494
a
Oddity Tech Ltd. , A .................................... Israel 238,459 9,361,900
17,056,199
Pharmaceuticals 2.8%
Eli Lilly & Co. ........................................ United States 21,938 19,862,226
GSK plc ............................................ United States 409,205 7,871,050
Johnson & Johnson ................................... United States 130,899 19,132,198
Merck & Co., Inc. ..................................... United States 86,694 10,732,717
Novartis AG ......................................... Switzerland 71,866 7,652,119
Novo Nordisk A/S , B ................................... Denmark 62,622 8,961,548
Shionogi & Co. Ltd. .................................... Japan 93,300 3,634,463
77,846,321
Professional Services 0.9%
Recruit Holdings Co. Ltd. ............................... Japan 311,500 16,763,539
Verisk Analytics, Inc. , A ................................. United States 33,038 8,905,393
25,668,932
Retail REITs 0.2%
Simon Property Group, Inc. .............................. United States 42,219 6,408,844
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc. .................................. United States 18,287 4,315,549
BE Semiconductor Industries NV .......................... Netherlands 20,507 3,426,201
Broadcom, Inc. ....................................... United States 4,346 6,977,634
KLA Corp. ........................................... United States 33,633 27,730,745
Lam Research Corp. ................................... United States 3,719 3,960,177
MediaTek, Inc. ....................................... Taiwan 709,000 30,473,971
Novatek Microelectronics Corp. ........................... Taiwan 466,000 8,673,295
NVIDIA Corp. ........................................ United States 622,650 76,922,181
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ........... Taiwan 110,800 19,258,148

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. .................................... Japan 19,200 $ 4,203,541
185,941,442
Software 5.6%
a
Adobe, Inc. .......................................... United States 15,879 8,821,420
a
Atlassian Corp. , A ..................................... United States 22,990 4,066,471
a
Cadence Design Systems, Inc. ........................... United States 11,322 3,484,346
a
Crowdstrike Holdings, Inc. , A ............................. United States 11,385 4,362,618
a
Dropbox, Inc. , A ...................................... United States 118,904 2,671,773
a
Fair Isaac Corp. ...................................... United States 6,588 9,807,292
a
HubSpot, Inc. ........................................ United States 5,408 3,189,584
Microsoft Corp. ....................................... United States 170,350 76,137,933
a
Monday.com Ltd. ...................................... United States 17,636 4,246,043
a
ServiceNow, Inc. ...................................... United States 7,935 6,242,226
a
Synopsys, Inc. ....................................... United States 38,834 23,108,560
a
Xero Ltd. ............................................ New Zealand 71,627 6,477,695
152,615,961
Specialized REITs 0.3%
Public Storage ....................................... United States 24,032 6,912,805
Specialty Retail 1.5%
a
AutoZone, Inc. ....................................... United States 5,085 15,072,448
Dick's Sporting Goods, Inc. .............................. United States 21,020 4,516,147
Industria de Diseno Textil SA ............................. Spain 67,640 3,356,995
Ross Stores, Inc. ..................................... United States 95,893 13,935,171
Vibra Energia SA ...................................... Brazil 1,116,300 4,173,383
41,054,144
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. .......................................... United States 381,840 80,423,141
Samsung Electronics Co. Ltd. ............................ South Korea 91,900 5,395,163
85,818,304
Textiles, Apparel & Luxury Goods 1.2%
a
Deckers Outdoor Corp. ................................. United States 7,959 7,703,914
a
Lululemon Athletica, Inc. ................................ United States 28,464 8,502,197
NIKE, Inc. , B ......................................... United States 117,566 8,860,949
Pandora A/S ......................................... Denmark 21,415 3,223,699
Ralph Lauren Corp. , A .................................. United States 19,280 3,375,157
31,665,916
Tobacco 0.2%
Japan Tobacco, Inc. ................................... Japan 245,000 6,635,495
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 48,550 3,050,882
Toyota Tsusho Corp. ................................... Japan 205,500 4,016,736
WW Grainger, Inc. ..................................... United States 12,558 11,330,330
18,397,948
Wireless Telecommunication Services 0.2%
Vodafone Group plc ................................... United Kingdom 5,939,151 5,255,401
Total Common Stocks (Cost $ 1,413,740,731 ) ....................................
1,664,332,180

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 4.7%
Capital Markets 4.7%
d
Franklin BSP Private Credit Fund , Class Advisor .............. United States 3,076,841 $ 31,937,612
d
Franklin Senior Loan ETF ............................... United States 210,000 5,126,100
d
Franklin Systematic Style Premia ETF ...................... United States 2,225,000 52,654,625
a
iShares MSCI India ETF ................................ United States 118,437 6,606,416
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 1,373,400 32,659,452
128,984,205
Total Management Investment Companies (Cost $ 135,295,255 ) ...................
128,984,205
Preferred Stocks 0.3%
Banks 0.3%
e
Itausa SA , 3.06% ..................................... Brazil 4,876,700 8,566,404
Total Preferred Stocks (Cost $ 10,289,903 ) ......................................
8,566,404
Principal
Amount
*
Corporate Bonds 7.3%
Automobile Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,767,368
Banks 1.4%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 7,780,000 6,392,042
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27 Japan 1,690,000 1,603,523
c
Societe Generale SA , Senior Non-Preferred Note , 144A, 2.625% ,
1/22/25 ........................................... France 7,393,000 7,250,557
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30 Japan 5,500,000 4,588,112
c
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................... Italy 9,889,000 8,383,338
f
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 8,870,000 8,044,840
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,749,000 1,714,885
37,977,297
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28 Belgium 4,654,000 4,526,203
Biotechnology 0.1%
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 1,862,000 1,608,646
Broadline Retail 0.2%
b
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 ....... China 6,300,000 5,955,375
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ........................................... Germany 5,817,000 5,123,245
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN thereafter ,
11/24/26 .......................................... Germany 3,491,000 3,314,075
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 .......... Japan 6,225,000 5,505,578
13,942,898
Chemicals 0.3%
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 ................... Canada 9,075,000 8,037,164
Communications Equipment 0.1%
c
CommScope, Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 4,800,000 3,335,088

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ........................... Ireland 3,956,000 $ 3,320,324
Senior Note , 2.45% , 10/29/26 .......................... Ireland 5,527,000 5,157,660
c,f
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,700,000 EUR 3,916,710
12,394,694
Financial Services 0.4%
c
Siemens Financieringsmaatschappij NV , Senior Bond , 144A, 2.35% ,
10/15/26 .......................................... Germany 6,748,000 6,356,705
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,654,000 4,494,098
10,850,803
Food Products 0.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75% , 12/01/31 .......................... United States 4,800,000 4,206,533
Senior Note , 3% , 5/15/32 ............................. United States 1,310,362 1,079,539
5,286,072
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,981,000 6,814,910
Health Care Providers & Services 0.3%
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 10,471,000 8,273,136
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 7,190,000 6,111,227
Interactive Media & Services 0.2%
b,c
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 6,290,000 5,406,207
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ............... Luxembourg 6,981,000 6,684,523
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 8,144,000 6,890,664
13,575,187
Oil, Gas & Consumable Fuels 0.5%
c
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 9,191,000 7,830,192
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27 .. Canada 6,399,000 6,156,586
13,986,778
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ........... Brazil 5,591,000 4,874,835
Pharmaceuticals 0.7%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 .................. United Kingdom 4,654,000 4,487,541
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 8,144,000 7,971,181
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ..... Japan 6,500,000 6,453,488
18,912,210
Semiconductors & Semiconductor Equipment 0.3%
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,308,000 8,740,717
Wireless Telecommunication Services 0.3%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ............. United Kingdom 7,562,000 8,036,260
Total Corporate Bonds (Cost $ 208,650,813 ) .....................................
201,413,075

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 12.5%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 14,160,000 AUD $ 7,928,342
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,665,000 EUR 4,196,468
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 37,400,000 BRL 6,239,261
c
Bundesrepublik Deutschland ,
Reg S, Zero Cpn., 8/15/30 ............................. Germany 12,215,000 EUR 11,333,259
Reg S, 2.3% , 2/15/33 ................................. Germany 58,285,000 EUR 61,748,241
Reg S, 1% , 5/15/38 .................................. Germany 8,609,000 EUR 7,477,973
Canada Government Bond ,
2.5% , 12/01/32 ..................................... Canada 20,942,000 CAD 14,195,162
2.75% , 6/01/33 ..................................... Canada 19,081,000 CAD 13,147,230
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 21,060,000 CAD 14,723,067
China Government Bond ,
2.5% , 7/25/27 ...................................... China 121,580,000 CNY 17,042,507
2.44% , 10/15/27 ..................................... China 47,210,000 CNY 6,605,757
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,920,000 1,572,760
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
g
17,160,000 16,383,130
c
Export-Import Bank of Korea , Senior Note , Reg S, 7.15% , 4/18/25 . South Korea 306,100,000 INR 3,665,714
c
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.75% , 4/15/31 ................ Finland 2,202,000 EUR 2,047,212
Senior Bond , 144A, Reg S, 1.375% , 4/15/47 ............... Finland 1,825,000 EUR 1,377,078
c
France Government Bond ,
144A, Reg S, 2.5% , 5/25/30 ............................ France 4,793,000 EUR 4,987,638
144A, Reg S, Zero Cpn., 11/25/30 ....................... France 5,061,000 EUR 4,473,275
144A, Reg S, 1.5% , 5/25/31 ............................ France 5,130,000 EUR 4,967,797
144A, Reg S, 2% , 11/25/32 ............................ France 15,124,000 EUR 14,826,667
International Bank for Reconstruction & Development , Senior Note ,
6% , 1/16/25 ........................................ Supranational
g
275,200,000 INR 3,287,096
Japan Government Bond ,
0.1% , 6/20/31 ...................................... Japan 2,896,000,000 JPY 17,223,537
0.5% , 9/20/46 ...................................... Japan 1,435,000,000 JPY 6,605,939
Mexican Bonos Desarr Fixed Rate , M , 7.5% , 5/26/33 ...........
Mexico 143,100,000 MXN 6,737,914
Mexico Government Bond , Senior Bond , 3.5% , 2/12/34 .........
Mexico 19,196,000 15,643,446
c
Netherlands Government Bond ,
144A, Reg S, 0.5% , 1/15/40 ............................ Netherlands 1,640,000 EUR 1,232,819
144A, Reg S, 3.75% , 1/15/42 ........................... Netherlands 1,006,000 EUR 1,196,034
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 5,236,000 4,992,474
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond , 144A, Reg S, 1.95% , 4/30/26 ................ Spain 2,982,000 EUR 3,127,368
c
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 ................ Spain 1,874,000 EUR 1,722,972
6% , 1/31/29 ........................................ Spain 4,374,000 EUR 5,278,685
c
United Kingdom Gilt ,
Reg S, 3.25% , 1/31/33 ................................ United Kingdom 8,027,000 GBP 9,512,150
Reg S, 4.625% , 1/31/34 ............................... United Kingdom 11,924,000 GBP 15,599,270
Reg S, 1.75% , 9/07/37 ................................ United Kingdom 10,121,000 GBP 9,485,814
Reg S, 1.25% , 10/22/41 ............................... United Kingdom 25,943,000 GBP 20,021,862
Reg S, 1.5% , 7/22/47 ................................. United Kingdom 5,945,000 GBP 4,201,093
Total Foreign Government and Agency Securities (Cost $ 391,006,038 ) ............
344,807,011
U.S. Government and Agency Securities 7.0%
U.S. Treasury Bonds ,
4%, 11/15/42 ....................................... United States 19,500,000 17,975,801
3.875%, 2/15/43 ..................................... United States 25,500,000 23,057,578
3.875%, 5/15/43 ..................................... United States 16,200,000 14,621,449
U.S. Treasury Notes ,
0.375%, 9/15/24 ..................................... United States 32,000,000 31,675,324
1.75%, 3/15/25 ..................................... United States 16,700,000 16,299,678
4%, 1/31/29 ........................................ United States 47,020,000 46,304,598

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.875%, 11/15/30 .................................... United States 13,000,000 $ 10,518,066
1.875%, 2/15/32 ..................................... United States 25,000,000 20,990,235
3.375%, 5/15/33 ..................................... United States 11,200,000 10,381,875
Total U.S. Government and Agency Securities (Cost $ 203,416,378 ) ................
191,824,604
Mortgage-Backed Securities 2.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Pool, 30 Year , 5%, 7/01/53 ........................ United States 5,502,510 5,322,279
FHLMC Pool, 30 Year , 6%, 3/01/54 ........................ United States 2,563,566 2,571,808
7,894,087
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA, 30 Year , 2%, 4/01/52 ............................. United States 3,370,909 2,641,060
FNMA, 30 Year , 2.5%, 12/01/51 ........................... United States 4,829,778 3,959,732
FNMA, 30 Year , 3%, 4/01/52 ............................. United States 4,596,905 3,917,761
FNMA, 30 Year , 5.5%, 3/01/54 ........................... United States 7,962,328 7,855,911
18,374,464
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ................. United States 26,691,566 23,309,555
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ................. United States 17,324,485 15,125,732
38,435,287
Total Mortgage-Backed Securities (Cost $ 72,561,982 ) ............................
64,703,838
Total Long Term Investments (Cost $ 2,434,961,100 ) .............................
2,604,631,317
a
Short Term Investments 5.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
h
U.S. Treasury Bills , 7/11/24 .............................. United States 26,000,000 25,962,107
Total U.S. Government and Agency Securities (Cost $ 25,962,166 ) .................
25,962,107
Shares
Money Market Funds 4.5%
d,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 123,582,744 123,582,744
Total Money Market Funds (Cost $ 123,582,744 ) .................................
123,582,744
Total Short Term Investments (Cost $ 149,544,910 ) ...............................
149,544,851
a
Total Investments (Cost $ 2,584,506,010 ) 100.1% ................................
$2,754,176,168
Other Assets, less Liabilities (0.1) % ...........................................
(4,737,294)
Net Assets 100.0% ...........................................................
$2,749,438,874
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Sell
46,678,000
58,625,149
7/26/24
$ 182,984
$ (570,683)
Canadian Dollar ....
BZWS
Sell
56,766,000
41,566,656
7/26/24
54,773
—
Chinese Yuan ......
BZWS
Sell
168,574,000
23,286,275
7/26/24
147,360
—
Euro .............
BZWS
Buy
5,662,000
6,160,737
7/26/24
—
(89,329)
Euro .............
BZWS
Sell
127,725,000
137,258,289
7/26/24
297,751
—
Japanese Yen ......
JPHQ
Buy
5,087,046,000
32,783,690
7/26/24
—
(1,042,700)
Japanese Yen ......
JPHQ
Sell
5,087,046,000
33,277,008
7/26/24
1,536,019
—
Total Forward Exchange Contracts ...................................................
$2,218,887
$(1,702,712)
Net unrealized appreciation (depreciation) ............................................
$516,175
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note  7  regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of these securities was $48,182,732, representing 1.8% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $315,529,988, representing 11.5% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Variable rate security. The rate shown represents the yield at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 33 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,373,443,110
Cost - Controlled affiliates (Note 3f) ............................................................ 82,463,445
Cost - Non-controlled affiliates (Note 3f) ........................................................ 128,599,455
Value - Unaffiliated issuers .................................................................. $2,540,875,087
Value - Controlled affiliates (Note 3f) ........................................................... 84,592,237
Value - Non-controlled affiliates (Note 3f) ........................................................ 128,708,844
Cash .................................................................................... 365,514
Restricted cash for OTC derivative contracts (Not e 1d) ............................................... 510,350
Receivables:
Investment securities sold ................................................................... 23,781,172
Capital shares sold ........................................................................ 99,096
Dividends and interest ..................................................................... 12,212,678
European Union tax reclaims (Note 1 e ) ......................................................... 233,636
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,218,887
Total assets .......................................................................... 2,793,597,501
Liabilities:
Payables:
Investment securities purchased .............................................................. 38,086,723
Capital shares redeemed ................................................................... 1,327,702
Management fees ......................................................................... 1,254,996
Distribution fees .......................................................................... 581,930
Transfer agent fees ........................................................................ 462,711
Trustees' fees and expenses ................................................................. 4,669
Deposits from brokers for:
OTC derivative contracts .................................................................. 510,350
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,702,712
Accrued expenses and other liabilities ........................................................... 226,834
Total liabilities ......................................................................... 44,158,627
Net assets, at value ................................................................. $2,749,438,874
Net assets consist of:
Paid-in capital ............................................................................. $2,547,816,450
Total distributable earnings (losses) ............................................................. 201,622,424
Net assets, at value ................................................................. $2,749,438,874

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,559,261,038
Shares outstanding ........................................................................ 168,818,548
Net asset value per share
a,b
.................................................................. $15.16
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $16.04
Class C:
Net assets, at value ....................................................................... $67,326,533
Shares outstanding ........................................................................ 4,485,708
Net asset value and maximum offering price per share
a,b
............................................ $15.01
Class R:
Net assets, at value ....................................................................... $4,501,093
Shares outstanding ........................................................................ 296,086
Net asset value and maximum offering price per share
b
............................................. $15.20
Class R6:
Net assets, at value ....................................................................... $4,851,348
Shares outstanding ........................................................................ 309,557
Net asset value and maximum offering price per share
b
............................................. $15.67
Advisor Class:
Net assets, at value ....................................................................... $113,498,862
Shares outstanding ........................................................................ 7,420,904
Net asset value and maximum offering price per share
b
............................................. $15.29
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $1,201,710)
Unaffiliated issuers ........................................................................ $18,566,926
Controlled affiliates (Note 3f) ................................................................. 236,611
Non-controlled affiliates (Note 3f) ............................................................. 2,351,784
Interest:
Unaffiliated issuers ........................................................................ 13,503,788
Other income (Note 1 e ) ...................................................................... 3,437
Total investment income ................................................................... 34,662,546
Expenses:
Management fees (Note 3 a ) ................................................................... 7,829,615
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,135,027
    Class C ................................................................................ 344,473
    Class R ................................................................................ 10,777
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,109,820
    Class C ................................................................................ 30,482
    Class R ................................................................................ 1,908
    Class R6 ............................................................................... 1,095
    Advisor Class ............................................................................ 48,433
Custodian fees ............................................................................. 52,244
Reports to shareholders fees .................................................................. 81,974
Registration and filing fees .................................................................... 55,816
Professional fees ........................................................................... 26,911
Trustees' fees and expenses .................................................................. 16,489
Other .................................................................................... 48,083
Total expenses ......................................................................... 12,793,147
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (217,242)
Net expenses ......................................................................... 12,575,905
Net investment income ................................................................ 22,086,641
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 74,490,329
Written options ........................................................................... 588,310
Foreign currency transactions ................................................................ (366,300)
Forward exchange contracts ................................................................. 1,502,270
Net realized gain (loss) .................................................................. 76,214,609
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 120,735,250
Controlled affiliates (Note 3f) ............................................................... 4,420,987
Non-controlled affiliates (Note 3f) ............................................................ 25,200
Translation of other assets and liabilities denominated in foreign currencies .............................. (250,890)
Forward exchange contracts ................................................................. 10,585,627
Net change in unrealized appreciation (depreciation) ............................................ 135,516,174
Net realized and unrealized gain (loss) ............................................................ 211,730,783
Net increase (decrease) in net assets resulting from operations .......................................... $233,817,424

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Global Allocation Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $22,086,641 $45,397,693
Net realized gain (loss) ................................................. 76,214,609 7,670,157
Net change in unrealized appreciation (depreciation) ........................... 135,516,174 264,083,729
Net increase (decrease) in net assets resulting from operations ................ 233,817,424 317,151,579
Distributions to shareholders:
Class A ............................................................. (18,832,739) (41,927,115)
Class C ............................................................. (272,883) (706,351)
Class R ............................................................. (28,447) (60,410)
Class R6 ............................................................ (40,532) (51,289)
Advisor Class ........................................................ (950,549) (1,992,170)
Total distributions to shareholders .......................................... (20,125,150) (44,737,335)
Capital share transactions: (Note 2 )
Class A ............................................................. (119,119,632) (191,103,192)
Class C ............................................................. (9,906,989) (20,274,572)
Class R ............................................................. (53,007) (100,474)
Class R6 ............................................................ 499,356 2,635,578
Advisor Class ........................................................ 1,481,077 (6,052,941)
Total capital share transactions ............................................ (127,099,195) (214,895,601)
Net increase (decrease) in net assets ................................... 86,593,079 57,518,643
Net assets:
Beginning of period ..................................................... 2,662,845,795 2,605,327,152
End of period .......................................................... $2,749,438,874 $2,662,845,795

Franklin Fund Allocator Series
21
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Global Allocation Fund
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series  (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds. The Trust follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
22
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2024, the Fund had no OTC
derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, the Fund had no option contracts.
See Note 7 regarding other derivative information.
d. Restricted Cash
At June 30, 2024, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from  securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,775,443 $40,666,667 11,612,764 $152,377,805
Shares issued in reinvestment of distributions .......... 1,182,380 18,019,477 2,964,468 40,136,085
Shares redeemed ............................... (12,159,160) (177,805,776) (29,125,920) (383,617,082)
Net increase (decrease) .......................... (8,201,337) $(119,119,632) (14,548,688) $(191,103,192)
Class C Shares:
Shares sold ................................... 251,757 $3,631,287 1,327,495 $17,205,473
Shares issued in reinvestment of distributions .......... 17,959 271,007 52,579 700,891
Shares redeemed
a
.............................. (958,150) (13,809,283) (2,935,306) (38,180,936)
Net increase (decrease) .......................... (688,434) $(9,906,989) (1,555,232) $(20,274,572)
Class R Shares:
Shares sold ................................... 3,752 $55,149 62,918 $837,022
Shares issued in reinvestment of distributions .......... 1,854 28,341 4,435 60,187
Shares redeemed ............................... (9,414) (136,497) (75,997) (997,683)
Net increase (decrease) .......................... (3,808) $(53,007) (8,644) $(100,474)
Class R6 Shares:
Shares sold ................................... 87,435 $1,326,797 299,239 $4,056,936
Shares issued in reinvestment of distributions .......... 2,470 38,926 3,403 48,083
Shares redeemed ............................... (57,998) (866,367) (108,425) (1,469,441)
Net increase (decrease) .......................... 31,907 $499,356 194,217 $2,635,578
Advisor Class Shares:
Shares sold ................................... 997,623 $14,673,178 1,444,396 $19,165,754
Shares issued in reinvestment of distributions .......... 57,332 881,775 133,802 1,828,113
Shares redeemed ............................... (951,470) (14,073,876) (2,038,831) (27,046,808)
Net increase (decrease) .......................... 103,485 $1,481,077 (460,633) $(6,052,941)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin Global Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.581% of the
Fund’s average daily net assets.
Effective June 3, 2024, under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to the
Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
27
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Franklin Global Allocation Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$419,472 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $41,963
CDSC retained .............................................................................. $3,053
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ — $ 32,000,000 $ — $ — $ (62,388) $ 31,937,612 3,076,841 $ 236,611
Franklin Systematic Style Premia
ETF ................... 48,171,250 — — — 4,483,375 52,654,625 2,225,000 —
Total Controlled Affiliates ... $48,171,250 $ 32,000,000 $ — $ — $ 4,420,987 $84,592,237 $ 236,611
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $ 5,100,900 $ — $ — $ — $ 25,200 $ 5,126,100 210,000 $ 179,717
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
28
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Franklin Global Allocation Fund
(continued)
g. Waiver and Expense Reimbursements
Effective May 1, 2024, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to May 1, 2024, expenses (excluding certain fees and expenses as previously disclosed) and acquired fund fees and expenses for each class of the Fund were limited to 0.73% based on the average net assets of each class.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2023, the Fund deferred late-year ordinary losses of $7,750,106.
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund (continued)
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $ 73,636,327 $ 331,127,283 $ (281,180,866) $ — $ — $ 123,582,744 123,582,744 $ 2,172,067
Total Non-Controlled Affiliates $78,737,227 $ 331,127,283 $ (281,180,866) $ — $ 25,200 $128,708,844 $ 2,351,784
Total Affiliated Securities ... $126,908,477 $363,127,283 $(281,180,866) $— $4,446,187 $213,301,081 $2,588,395
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $41,001,604
Cost of investments .......................................................................... $2,577,078,584
Unrealized appreciation ........................................................................ $307,184,760
Unrealized depreciation ........................................................................ (129,571,001)
Net unrealized appreciation (depreciation) .......................................................... $177,613,759
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
29
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Franklin Global Allocation Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$742,381,517 and $922,381,058, respectively.
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,218,887 Unrealized depreciation on OTC
forward exchange contracts
$ 1,702,712
Total .................... $2,218,887 $1,702,712
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
30
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Franklin Global Allocation Fund
(continued)
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.
For the period ended June 30, 2024, the average month end notional amount of options represented $28,228,571. The average month end contract value of forward exchange contracts was $300,283,626.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $1,502,270 Forward exchange contracts $10,585,627
Equity Contracts ..............
Investments (1,303,216)
a
Investments —
Written options 588,310 Written options —
Total ....................... $787,364 $10,585,627
7. Other Derivative Information
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
31
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Franklin Global Allocation Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 12,455,488 $ — $ 12,455,488
Air Freight & Logistics ................... 5,436,352 — — 5,436,352
Automobile Components ................. — 6,848,142 — 6,848,142
Automobiles .......................... 21,271,190 — — 21,271,190
Banks ............................... 4,949,707 72,616,734 — 77,566,441
Beverages ........................... 4,566,034 — — 4,566,034
Biotechnology ......................... 43,227,410 — — 43,227,410
Broadline Retail ....................... 69,524,718 — — 69,524,718
Building Products ...................... 11,046,948 3,924,955 — 14,971,903
Capital Markets ........................ 3,344,344 31,783,698 — 35,128,042
Chemicals ........................... 4,386,585 13,576,228 — 17,962,813
Commercial Services & Supplies ........... 6,213,407 — — 6,213,407
Communications Equipment .............. 11,586,449 — — 11,586,449
Construction & Engineering ............... 3,540,870 — — 3,540,870
Construction Materials .................. 4,183,884 — — 4,183,884
Consumer Staples Distribution & Retail ...... 25,170,298 11,215,032 — 36,385,330
Distributors ........................... 3,313,632 — — 3,313,632
Diversified Telecommunication Services ..... — 9,977,358 — 9,977,358
Electric Utilities ........................ — 8,392,031 — 8,392,031
Electrical Equipment .................... 29,311,927 — — 29,311,927
Electronic Equipment, Instruments &
Components ........................ — 8,548,426 — 8,548,426
Entertainment ......................... 16,931,389 17,289,906 — 34,221,295
Financial Services ...................... 42,472,766 16,119,269 — 58,592,035
Food Products ........................ — 6,493,853 — 6,493,853
Ground Transportation .................. 16,386,571 — — 16,386,571
Health Care Equipment & Supplies ......... 44,884,185 3,251,208 — 48,135,393
Health Care Providers & Services .......... 44,738,654 — — 44,738,654
Hotels, Restaurants & Leisure ............. 37,222,254 — — 37,222,254
Household Durables .................... 10,209,081 — — 10,209,081
Household Products .................... 22,620,427 — — 22,620,427
Industrial Conglomerates ................ — 23,082,821 — 23,082,821
Insurance ............................ 8,224,306 22,994,363 — 31,218,669
Interactive Media & Services .............. 80,932,865 3,135,089 — 84,067,954
IT Services ........................... 28,807,002 — — 28,807,002
Life Sciences Tools & Services ............ 8,332,432 — — 8,332,432
Machinery ............................ 16,462,873 8,056,521 — 24,519,394
Metals & Mining ....................... 13,246,386 3,339,062 — 16,585,448
Multi-Utilities .......................... — 8,017,858 — 8,017,858
Oil, Gas & Consumable Fuels ............. 64,421,140 4,970,340 — 69,391,480
Personal Care Products ................. 12,688,705 4,367,494 — 17,056,199
Pharmaceuticals ....................... 49,727,141 28,119,180 — 77,846,321
Professional Services ................... 8,905,393 16,763,539 — 25,668,932
Retail REITs .......................... 6,408,844 — — 6,408,844
Semiconductors & Semiconductor Equipment . 139,164,434 46,777,008 — 185,941,442
Software ............................. 146,138,266 6,477,695 — 152,615,961
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
32
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Semiannual Report
Franklin Global Allocation Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialized REITs ...................... $ 6,912,805 $ — $ — $ 6,912,805
Specialty Retail ........................ 37,697,149 3,356,995 — 41,054,144
Technology Hardware, Storage & Peripherals . 80,423,141 5,395,163 — 85,818,304
Textiles, Apparel & Luxury Goods .......... 28,442,217 3,223,699 — 31,665,916
Tobacco ............................. — 6,635,495 — 6,635,495
Trading Companies & Distributors .......... 14,381,212 4,016,736 — 18,397,948
Wireless Telecommunication Services ....... — 5,255,401 — 5,255,401
Management Investment Companies ......... 128,984,205 — — 128,984,205
Preferred Stocks ......................... 8,566,404 — — 8,566,404
Corporate Bonds ........................ — 201,413,075 — 201,413,075
Foreign Government and Agency Securities .... — 344,807,011 — 344,807,011
U.S. Government and Agency Securities ....... — 191,824,604 — 191,824,604
Mortgage-Backed Securities ................ — 64,703,838 — 64,703,838
Short Term Investments ................... 123,582,744 25,962,107 — 149,544,851
Total Investments in Securities ........... $1,498,988,746 $1,255,187,422
a
$— $2,754,176,168
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,218,887 $— $2,218,887
Total Other Financial Instruments ......... $— $2,218,887 $— $2,218,887
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,702,712 $— $1,702,712
Total Other Financial Instruments ......... $— $1,702,712 $— $1,702,712
a
Includes foreign securities valued at $426,476,787, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
33
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust

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Semiannual Report
FRANKLIN FUND ALLOCATOR SERIES
Franklin Global Allocation Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), (i) reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-
year period; and (ii) reviewed and approved a new investment sub-advisory agreement between the Manager and Franklin
Templeton Investments Corp. (Sub-Adviser), an affiliate of the Manager, on behalf of the Fund (Sub-Advisory Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement and whether to approve the Sub-
Advisory Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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With respect to the approval of the Sub-Advisory Agreement, the Board also reviewed and considered the factors it deemed relevant in approving the Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board further reviewed and considered information provided by management showing the expected impact of hiring the Sub-Adviser on the Manager’s profitability consistent with the Order (as defined below). The Board also considered that management proposed that the Board approve the Sub-Advisory Agreement in order to facilitate the addition of another portfolio manager for the Fund, effective May 30, 2024. The Board reviewed and further considered the form of Sub-Advisory Agreement and the terms of the Sub-Advisory Agreement, which were discussed at the Meeting, noting that the terms and conditions of the Sub-
Advisory Agreement were identical (except with respect to the sub-advisory fee) to the terms and conditions of sub-advisory agreements for other Franklin Templeton (FT) mutual funds.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives an inappropriate advantage. The Board also determined that the terms of the Sub-Advisory Agreement are fair and reasonable.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Manager and their affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters;
risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT)
or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued
development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (Order) granted to the Manager by the U.S. Securities and Exchange Commission, whereby the Manager and the Fund may, without shareholder approval, enter into sub-advisory agreements with sub-advisers that are indirect or direct wholly owned subsidiaries of
Franklin Resources, Inc. (FRI). In particular, with respect to the Sub-Adviser, the Board took into account that the new portfolio manager proposed to serve as a portfolio manager for the Fund is an employee of Fiduciary Trust Company of Canada which has entered into a participating affiliate agreement with the Sub-Adviser that would permit the new portfolio manager to act on behalf of the Sub-Adviser for purposes of providing sub-advisory services to the Manager. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services to be provided by the
Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement; the Sub-Adviser’s experience as a manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-Adviser, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders and to be provided by the Sub-Adviser to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional flexible portfolio funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the second quintile of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe.
The Board further noted that, effective February 1, 2021, the Fund was repositioned from a fund-of-funds to a directly managed allocation fund. The Board also noted that the Fund’s annualized total return for each period was positive, returning
12.92% for the one-year period. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
A and Class M shares for other funds in the Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other flexible portfolio funds. The Board noted that the Fund’s
Management Rate and total expense ratio were below the medians and in the first quintile (least expensive) of its Expense
Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap of 0.73% on operating expenses (including acquired fund fees and expenses) which expired on April 30, 2024. The Board further noted that, effective
May 1, 2024, management implemented a new expense cap of 0.70% on operating expenses (excluding acquired fund fees and expenses). The Board concluded that the Management Rate charged to the Fund is reasonable.

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The Board reviewed and considered information regarding the investment sub-advisory fee to be charged by the Sub-Adviser.
The Board noted that the addition of the Sub-Adviser will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Adviser will be paid by the Manager out of the management fee that the Manager receives from the Fund. The Board further noted that the allocation of the fee between the Manager and the Sub-Adviser reflected the services to be provided by the Sub-Adviser. The Board concluded that the proposed investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted management’s belief that the Manager’s profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years.
The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period and the Sub-Advisory Agreement for an initial two-year period.

4468-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Franklin Fund
Allocator Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024
Franklin LifeSmart
TM
Retirement Income Fund
Franklin LifeSmart
TM
2020 Retirement Target Fund
Franklin LifeSmart
TM
2025 Retirement Target Fund
Franklin LifeSmart
TM
2030 Retirement Target Fund
Franklin LifeSmart
TM
2035 Retirement Target Fund
Franklin LifeSmart
TM
2040 Retirement Target Fund
Franklin LifeSmart
TM
2045 Retirement Target Fund
Franklin LifeSmart
TM
2050 Retirement Target Fund
Franklin LifeSmart
TM
2055 Retirement Target Fund
Franklin LifeSmart
TM
2060 Retirement Target Fund

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 70
Notes to Financial Statements 84
Changes In and Disagreements with Accountants 112
Results of Meeting(s) of Shareholders 112
Remuneration Paid to Directors, Officers and Others 112
Board Approval of Management and Subadvisory Agreements 112

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.15 $9.59 $11.50 $11.62 $11.15 $10.35
Income from investment operations
a
:
Net investment income
b, c
............ 0.26 0.52 0.53 0.36 0.39 0.43
Net realized and unrealized gains (losses) 0.14 0.57 (1.88) 0.25 0.52 0.79
Total from investment operations ........ 0.40 1.09 (1.35) 0.61 0.91 1.22
Less distributions from:
Net investment income .............. (0.21) (0.53) (0.47) (0.43) (0.44) (0.42)
Net realized gains ................. — — (0.09) (0.30) — —
Total distributions ................... (0.21) (0.53) (0.56) (0.73) (0.44) (0.42)
Net asset value, end of period .......... $10.34 $10.15 $9.59 $11.50 $11.62 $11.15
Total return
d
....................... 4.01% 11.61% (11.83)% 5.41% 8.40% 11.93%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.96% 0.94% 0.98% 0.95% 0.94% 0.95%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30%
g
0.30%
g
0.30%
g
0.30%
g
0.30%
g
Net investment income
c
............... 5.02% 5.32% 5.20% 3.05% 3.56% 3.91%
Supplemental data
Net assets, end of period (000’s) ........ $37,162 $38,172 $36,999 $46,058 $40,343 $34,363
Portfolio turnover rate ................ 7.14% 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $9.48 $11.36 $11.48 $11.01 $10.23
Income from investment operations
a
:
Net investment income
b, c
............ 0.21 0.44 0.44 0.25 0.30 0.34
Net realized and unrealized gains (losses) 0.15 0.56 (1.86) 0.27 0.52 0.78
Total from investment operations ........ 0.36 1.00 (1.42) 0.52 0.82 1.12
Less distributions from:
Net investment income .............. (0.17) (0.45) (0.37) (0.34) (0.35) (0.34)
Net realized gains ................. — — (0.09) (0.30) — —
Total distributions ................... (0.17) (0.45) (0.46) (0.64) (0.35) (0.34)
Net asset value, end of period .......... $10.22 $10.03 $9.48 $11.36 $11.48 $11.01
Total return
d
....................... 3.65% 10.88% (12.53)% 4.56% 7.62% 11.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.71% 1.69% 1.73% 1.70% 1.69% 1.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.05% 1.05%
g
1.05%
g
1.05%
g
1.05%
g
1.04%
g
Net investment income
c
............... 4.25% 4.52% 4.29% 2.20% 2.80% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $3,097 $3,415 $4,145 $6,803 $9,355 $10,568
Portfolio turnover rate ................ 7.14% 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $9.56 $11.47 $11.59 $11.11 $10.31
Income from investment operations
a
:
Net investment income
b, c
............ 0.24 0.50 0.50 0.33 0.37 0.40
Net realized and unrealized gains (losses) 0.15 0.56 (1.88) 0.26 0.52 0.79
Total from investment operations ........ 0.39 1.06 (1.38) 0.59 0.89 1.19
Less distributions from:
Net investment income .............. (0.20) (0.50) (0.44) (0.41) (0.41) (0.39)
Net realized gains ................. — — (0.09) (0.30) — —
Total distributions ................... (0.20) (0.50) (0.53) (0.71) (0.41) (0.39)
Net asset value, end of period .......... $10.31 $10.12 $9.56 $11.47 $11.59 $11.11
Total return
d
....................... 3.89% 11.36% (12.03)% 5.15% 8.22% 11.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.21% 1.19% 1.23% 1.19% 1.11% 1.16%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55%
g
0.55%
g
0.54%
g
0.47%
g
0.51%
g
Net investment income
c
............... 4.68% 5.06% 4.96% 2.80% 3.39% 3.70%
Supplemental data
Net assets, end of period (000’s) ........ $1,391 $1,643 $1,748 $2,197 $2,108 $2,336
Portfolio turnover rate ................ 7.14% 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.21 $9.64 $11.55 $11.67 $11.20 $10.40
Income from investment operations
a
:
Net investment income
b, c
............ 0.27 0.56 0.55 0.34 0.43 0.47
Net realized and unrealized gains (losses) 0.15 0.57 (1.87) 0.31 0.52 0.78
Total from investment operations ........ 0.42 1.13 (1.32) 0.65 0.95 1.25
Less distributions from:
Net investment income .............. (0.23) (0.56) (0.50) (0.47) (0.48) (0.45)
Net realized gains ................. — — (0.09) (0.30) — —
Total distributions ................... (0.23) (0.56) (0.59) (0.77) (0.48) (0.45)
Net asset value, end of period .......... $10.40 $10.21 $9.64 $11.55 $11.67 $11.20
Total return
d
....................... 4.26% 12.00% (11.56)% 5.63% 8.81% 12.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.80% 0.63% 0.64% 0.57% 0.58% 0.59%
Expenses net of waiver and payments by
affiliates
f
.......................... —% —%
g
—%
g
—%
g
—%
g
—%
g
Net investment income
c
............... 5.31% 5.65% 5.43% 2.88% 3.84% 4.21%
Supplemental data
Net assets, end of period (000’s) ........ $102 $104 $67 $56 $4,092 $2,043
Portfolio turnover rate ................ 7.14% 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $9.63 $11.55 $11.66 $11.19 $10.39
Income from investment operations
a
:
Net investment income
b, c
............ 0.26 0.56 0.56 0.39 0.42 0.46
Net realized and unrealized gains (losses) 0.16 0.55 (1.89) 0.26 0.52 0.79
Total from investment operations ........ 0.42 1.11 (1.33) 0.65 0.94 1.25
Less distributions from:
Net investment income .............. (0.23) (0.55) (0.50) (0.46) (0.47) (0.45)
Net realized gains ................. — — (0.09) (0.30) — —
Total distributions ................... (0.23) (0.55) (0.59) (0.76) (0.47) (0.45)
Net asset value, end of period .......... $10.38 $10.19 $9.63 $11.55 $11.66 $11.19
Total return
d
....................... 4.14% 11.96% (11.62)% 5.58% 8.75% 12.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.70% 0.67% 0.73% 0.70% 0.69% 0.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.05% 0.05%
g
0.05%
g
0.05%
g
0.05%
g
0.05%
g
Net investment income
c
............... 5.16% 5.67% 5.45% 3.34% 3.83% 4.16%
Supplemental data
Net assets, end of period (000’s) ........ $2,810 $3,638 $2,414 $2,837 $2,021 $1,875
Portfolio turnover rate ................ 7.14% 26.44% 35.25% 121.26% 51.13% 82.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended June 30, 2024.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.6%
Domestic Equity 30.7%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 239,239 $ 5,588,621
a
Franklin U.S. Core Equity (IU) Fund ..................................... 70,124 1,196,309
JPMorgan Equity Premium Income ETF .................................. 80,350 4,554,238
JPMorgan Nasdaq Equity Premium Income ETF ............................ 41,775 2,318,513
13,657,681
Domestic Fixed Income 51.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 231,734 1,974,376
a
Franklin Investment Grade Corporate ETF ................................. 112,679 2,378,654
a
Franklin U.S. Core Bond ETF .......................................... 221,194 4,673,829
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 568,391 2,853,323
a
Western Asset Income Fund, Class IS .................................... 1,270,508 6,390,656
a
Western Asset Short Duration High Income Fund, Class I ..................... 999,686 4,778,499
23,049,337
Foreign Equity 6.0%
a
Franklin International Core Dividend Tilt Index ETF .......................... 39,225 1,226,174
a
Templeton Developing Markets Trust, Class R6 ............................. 25,383 481,007
a
Templeton Foreign Fund, Class R6 ...................................... 117,956 943,649
2,650,830
Foreign Fixed Income 4.3%
a
Franklin High Yield Corporate ETF ...................................... 80,480 1,908,181
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$42,292,465) ................................................................
41,266,029
Units
a a a a
b
Index-Linked Notes 5.0%
Capital Markets 5.0%
c,d,e
UBS AG into S&P 500 Index, Senior Note, 144A, 6.45%, 5/07/27 ................ 1,999 2,215,812
Total Index-Linked Notes (Cost $2,099,710) .....................................
2,215,812
Total Long Term Investments (Cost $44,392,175) ................................
43,481,841
a
a a a a
Short Term Investments 2.4%
Shares
a
Money Market Funds 2.4%
a,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .................. 1,065,775 1,065,775
Total Money Market Funds (Cost $1,065,775) ...................................
1,065,775
Total Short Term Investments (Cost $1,065,775) .................................
1,065,775
a
Total Investments (Cost $45,457,950) 100.0% ...................................
$44,547,616
Other Assets, less Liabilities 0.0%
†
............................................
15,268
Net Assets 100.0% ...........................................................
$44,562,884
See Abbreviations on page 111 .

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$2,215,812, representing 5.0% of net assets.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $10.58 $13.00 $12.99 $12.17 $11.00
Income from investment operations
a
:
Net investment income
b, c
............ 0.11 0.27 0.25 0.22 0.19 0.29
Net realized and unrealized gains (losses) 0.49 1.03 (2.27) 1.02 0.89 1.18
Total from investment operations ........ 0.60 1.30 (2.02) 1.24 1.08 1.47
Less distributions from:
Net investment income .............. (0.20) (0.29) (0.16) (0.34) (0.26) (0.30)
Net realized gains ................. — — (0.24) (0.89) — —
Total distributions ................... (0.20) (0.29) (0.40) (1.23) (0.26) (0.30)
Net asset value, end of period .......... $11.99 $11.59 $10.58 $13.00 $12.99 $12.17
Total return
d
....................... 5.20% 12.47% (15.58)% 9.62% 9.06% 13.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.10% 0.99% 0.98% 0.98% 0.98% 0.97%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.48% 0.47%
g
0.46% 0.47%
g
0.35%
Net investment income
c
............... 1.96% 2.42% 2.19% 1.63% 1.61% 2.47%
Supplemental data
Net assets, end of period (000’s) ........ $24,019 $26,265 $27,491 $36,698 $30,265 $27,016
Portfolio turnover rate ................ 12.96% 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.49 $10.50 $12.91 $12.91 $12.09 $10.93
Income from investment operations
a
:
Net investment income
b, c
............ 0.07 0.13 0.15 0.11 0.10 0.20
Net realized and unrealized gains (losses) 0.49 1.07 (2.24) 1.02 0.89 1.17
Total from investment operations ........ 0.56 1.20 (2.09) 1.13 0.99 1.37
Less distributions from:
Net investment income .............. (0.16) (0.21) (0.08) (0.24) (0.17) (0.21)
Net realized gains ................. — — (0.24) (0.89) — —
Total distributions ................... (0.16) (0.21) (0.32) (1.13) (0.17) (0.21)
Net asset value, end of period .......... $11.89 $11.49 $10.50 $12.91 $12.91 $12.09
Total return
d
....................... 4.85% 11.52% (16.23)% 8.85% 8.29% 12.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.84% 1.74% 1.73% 1.72% 1.73% 1.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24% 1.23% 1.22%
g
1.21% 1.22%
g
1.10%
Net investment income
c
............... 1.16% 1.20% 1.36% 0.79% 0.85% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $2,541 $3,412 $3,796 $6,235 $7,118 $6,811
Portfolio turnover rate ................ 12.96% 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $10.57 $13.00 $12.98 $12.16 $10.99
Income from investment operations
a
:
Net investment income
b, c
............ 0.10 0.19 0.23 0.17 0.16 0.26
Net realized and unrealized gains (losses) 0.49 1.08 (2.29) 1.03 0.89 1.17
Total from investment operations ........ 0.59 1.27 (2.06) 1.20 1.05 1.43
Less distributions from:
Net investment income .............. (0.19) (0.25) (0.13) (0.29) (0.23) (0.26)
Net realized gains ................. — — (0.24) (0.89) — —
Total distributions ................... (0.19) (0.25) (0.37) (1.18) (0.23) (0.26)
Net asset value, end of period .......... $11.99 $11.59 $10.57 $13.00 $12.98 $12.16
Total return
d
....................... 5.07% 12.16% (15.86)% 9.37% 8.79% 13.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.34% 1.24% 1.23% 1.22% 1.23% 1.22%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.73% 0.72%
g
0.71% 0.72%
g
0.60%
Net investment income
c
............... 1.73% 1.72% 2.01% 1.23% 1.35% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $338 $392 $650 $758 $786 $745
Portfolio turnover rate ................ 12.96% 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.91 $10.86 $13.04 $13.03 $12.20 $11.02
Income from investment operations
a
:
Net investment income
b, c
............ 0.12 0.16 0.29 0.19 0.22 0.32
Net realized and unrealized gains (losses) 0.51 1.21 (2.29) 1.09 0.90 1.19
Total from investment operations ........ 0.63 1.37 (2.00) 1.28 1.12 1.51
Less distributions from:
Net investment income .............. (0.22) (0.32) (0.19) (0.38) (0.29) (0.33)
Net realized gains ................. — — (0.24) (0.89) — —
Total distributions ................... (0.22) (0.32) (0.43) (1.27) (0.29) (0.33)
Capital contributions ................. — — 0.25 — — —
Net asset value, end of period .......... $12.32 $11.91 $10.86 $13.04 $13.03 $12.20
Total return
d
....................... 5.38% 12.75% (13.38)%
e
9.93% 9.45% 13.83%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.63% 1.24% 1.31% 0.59% 0.62% 0.60%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.18% 0.16%
h
0.16% 0.16%
h
0.05%
Net investment income
c
............... 1.96% 1.38% 2.54% 1.40% 1.83% 2.77%
Supplemental data
Net assets, end of period (000’s) ........ $7 $18 $4 $5 $4,855 $7,429
Portfolio turnover rate ................ 12.96% 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.63 $10.62 $13.05 $13.03 $12.20 $11.03
Income from investment operations
a
:
Net investment income
b, c
............ 0.13 0.30 0.28 0.26 0.22 0.32
Net realized and unrealized gains (losses) 0.49 1.03 (2.28) 1.02 0.90 1.17
Total from investment operations ........ 0.62 1.33 (2.00) 1.28 1.12 1.49
Less distributions from:
Net investment income .............. (0.22) (0.32) (0.19) (0.37) (0.29) (0.32)
Net realized gains ................. — — (0.24) (0.89) — —
Total distributions ................... (0.22) (0.32) (0.43) (1.26) (0.29) (0.32)
Net asset value, end of period .......... $12.03 $11.63 $10.62 $13.05 $13.03 $12.20
Total return
d
....................... 5.30% 12.70% (15.37)% 9.95% 9.39% 13.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.85% 0.74% 0.73% 0.73% 0.73% 0.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.23% 0.22%
g
0.21% 0.21%
g
0.10%
Net investment income
c
............... 2.14% 2.73% 2.44% 1.88% 1.80% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $583 $729 $620 $826 $685 $745
Portfolio turnover rate ................ 12.96% 17.72% 35.46% 79.95% 68.93% 120.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 11,610 $ 274,751
Domestic Equity 29.7%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 17,636 738,793
a
Franklin Growth Fund , Class R6 ........................................ 12,366 1,753,241
a
Franklin U.S. Core Equity (IU) Fund ..................................... 230,847 3,938,255
a
Franklin U.S. Equity Index ETF ......................................... 8,400 400,273
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 16,428 913,068
iShares MSCI USA Quality Factor ETF ................................... 700 119,532
iShares MSCI USA Value Factor ETF .................................... 2,975 307,794
8,170,956
Domestic Fixed Income 48.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 117,349 999,814
a
Franklin Investment Grade Corporate ETF ................................. 30,428 642,335
a
Franklin U.S. Core Bond ETF .......................................... 243,088 5,136,449
a
Franklin U.S. Treasury Bond ETF ....................................... 126,473 2,569,931
iShares Floating Rate Bond ETF ........................................ 12,625 645,011
a
Western Asset Core Plus Bond Fund , Class IS ............................. 294,608 2,704,500
a
Western Asset Short-Term Bond Fund , Class IS ............................ 177,815 647,245
13,345,285
Foreign Equity 16.4%
a
ClearBridge International Growth Fund , Class IS ............................ 5,021 328,573
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 69,403 721,791
a
Franklin International Core Equity (IU) Fund ............................... 172,290 2,124,332
iShares Core MSCI EAFE ETF ......................................... 4,804 348,963
a
Templeton Developing Markets Trust , Class R6 ............................. 25,729 487,570
a
Templeton Foreign Fund , Class R6 ...................................... 61,783 494,261
4,505,490
Foreign Fixed Income 3.5%
a
Franklin High Yield Corporate ETF ...................................... 21,738 515,408
a
Franklin International Aggregate Bond ETF ................................ 21,271 428,823
944,231
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 24,501,401 ) ................................................................
27,240,713
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 211,103 211,103
Total Money Market Funds (Cost $ 211,103 ) .....................................
211,103
Total Short Term Investments (Cost $ 211,103 ) ..................................
211,103
a
Total Investments (Cost $ 24,712,504 ) 99.9% ....................................
$27,451,816
Other Assets, less Liabilities 0.1% .............................................
36,584
Net Assets 100.0% ...........................................................
$27,488,400
See Abbreviations on page 111 .

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $11.04 $13.67 $13.80 $12.98 $11.52
Income from investment operations
a
:
Net investment income
b, c
............ 0.11 0.27 0.23 0.23 0.20 0.27
Net realized and unrealized gains (losses) 0.67 1.23 (2.43) 1.31 1.08 1.66
Total from investment operations ........ 0.78 1.50 (2.20) 1.54 1.28 1.93
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.15) (0.32) (0.14) (0.37) (0.21) (0.28)
Net realized gains ................. — (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ................... (0.15) (0.33) (0.43) (1.67) (0.46) (0.47)
Net asset value, end of period .......... $12.84 $12.21 $11.04 $13.67 $13.80 $12.98
Total return
d
....................... 6.43% 13.70% (16.06)% 11.21% 10.26% 16.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.74% 0.75% 0.76% 0.76% 0.77% 0.80%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.50% 0.49% 0.48%
g
0.47% 0.45%
g
0.35%
Net investment income
c
............... 1.72% 2.32% 1.97% 1.57% 1.53% 2.15%
Supplemental data
Net assets, end of period (000’s) ........ $96,221 $96,649 $97,043 $118,521 $96,973 $86,084
Portfolio turnover rate ................ 11.87% 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.94 $10.81 $13.40 $13.56 $12.76 $11.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.18 0.13 0.10 0.09 0.17
Net realized and unrealized gains (losses) 0.66 1.19 (2.36) 1.30 1.08 1.62
Total from investment operations ........ 0.72 1.37 (2.23) 1.40 1.17 1.79
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.23) (0.07) (0.26) (0.12) (0.18)
Net realized gains ................. — (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ................... (0.11) (0.24) (0.36) (1.56) (0.37) (0.37)
Net asset value, end of period .......... $12.55 $11.94 $10.81 $13.40 $13.56 $12.76
Total return
d
....................... 6.04% 12.79% (16.66)% 10.40% 9.44% 15.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.49% 1.50% 1.51% 1.50% 1.51% 1.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.24% 1.23%
g
1.21% 1.20%
g
1.10%
Net investment income
c
............... 0.97% 1.56% 1.16% 0.70% 0.76% 1.40%
Supplemental data
Net assets, end of period (000’s) ........ $11,608 $11,928 $12,140 $17,778 $21,991 $23,450
Portfolio turnover rate ................ 11.87% 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.16 $11.00 $13.61 $13.75 $12.93 $11.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.24 0.19 0.18 0.16 0.23
Net realized and unrealized gains (losses) 0.67 1.22 (2.40) 1.31 1.09 1.65
Total from investment operations ........ 0.76 1.46 (2.21) 1.49 1.25 1.88
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.29) (0.11) (0.33) (0.18) (0.24)
Net realized gains ................. — (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ................... (0.14) (0.30) (0.40) (1.63) (0.43) (0.43)
Net asset value, end of period .......... $12.78 $12.16 $11.00 $13.61 $13.75 $12.93
Total return
d
....................... 6.25% 13.37% (16.21)% 10.89% 10.00% 16.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.99% 1.00% 1.01% 1.01% 1.02% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.74% 0.73%
g
0.72% 0.70%
g
0.60%
Net investment income
c
............... 1.49% 2.06% 1.61% 1.26% 1.24% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $1,691 $1,778 $1,954 $3,069 $3,117 $3,930
Portfolio turnover rate ................ 11.87% 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.26 $11.09 $13.72 $13.85 $13.02 $11.56
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.30 0.29 0.19 0.23 0.31
Net realized and unrealized gains (losses) 0.67 1.23 (2.45) 1.39 1.10 1.65
Total from investment operations ........ 0.80 1.53 (2.16) 1.58 1.33 1.96
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.35) (0.18) (0.41) (0.25) (0.31)
Net realized gains ................. — (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ................... (0.17) (0.36) (0.47) (1.71) (0.50) (0.50)
Net asset value, end of period .......... $12.89 $12.26 $11.09 $13.72 $13.85 $13.02
Total return
d
....................... 6.55% 13.99% (15.71)% 11.49% 10.64% 17.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.44% 0.41% 0.38% 0.39% 0.39% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.18% 0.17% 0.14%
g
0.15% 0.15%
g
0.05%
Net investment income
c
............... 2.05% 2.61% 2.48% 1.34% 1.83% 2.45%
Supplemental data
Net assets, end of period (000’s) ........ $603 $566 $670 $544 $16,094 $14,717
Portfolio turnover rate ................ 11.87% 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.25 $11.08 $13.71 $13.83 $13.01 $11.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.12 0.30 0.27 0.26 0.24 0.30
Net realized and unrealized gains (losses) 0.68 1.23 (2.44) 1.32 1.07 1.66
Total from investment operations ........ 0.80 1.53 (2.17) 1.58 1.31 1.96
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.35) (0.17) (0.40) (0.24) (0.31)
Net realized gains ................. — (0.01) (0.29) (1.30) (0.25) (0.19)
Total distributions ................... (0.17) (0.36) (0.46) (1.70) (0.49) (0.50)
Net asset value, end of period .......... $12.88 $12.25 $11.08 $13.71 $13.83 $13.01
Total return
d
....................... 6.53% 13.94% (15.79)% 11.53% 10.51% 17.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.49% 0.50% 0.51% 0.51% 0.52% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.25% 0.24% 0.23%
g
0.22% 0.20%
g
0.10%
Net investment income
c
............... 1.98% 2.61% 2.25% 1.80% 1.90% 2.40%
Supplemental data
Net assets, end of period (000’s) ........ $2,799 $2,910 $2,572 $3,055 $2,872 $1,532
Portfolio turnover rate ................ 11.87% 20.95% 33.70% 69.35% 66.87% 84.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
See Abbreviations on page 111 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 47,783 $ 1,130,785
Domestic Equity 35.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 86,278 3,614,177
a
Franklin Growth Fund, Class R6 ........................................ 60,495 8,577,011
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,129,322 19,266,226
a
Franklin U.S. Equity Index ETF ......................................... 41,100 1,958,481
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 80,386 4,467,854
iShares MSCI USA Quality Factor ETF ................................... 3,500 597,660
iShares MSCI USA Value Factor ETF .................................... 14,650 1,515,689
39,997,098
Domestic Fixed Income 40.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 400,203 3,409,732
a
Franklin Investment Grade Corporate ETF ................................. 103,840 2,192,062
a
Franklin U.S. Core Bond ETF .......................................... 829,233 17,521,693
a
Franklin U.S. Treasury Bond ETF ....................................... 431,463 8,767,328
iShares Floating Rate Bond ETF ........................................ 43,050 2,199,424
a
Western Asset Core Plus Bond Fund, Class IS ............................. 1,004,949 9,225,431
a
Western Asset Short-Term Bond Fund, Class IS ............................ 606,541 2,207,808
45,523,478
Foreign Equity 19.4%
a
ClearBridge International Growth Fund, Class IS ............................ 24,565 1,607,502
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 339,021 3,525,814
a
Franklin International Core Equity (IU) Fund ............................... 842,897 10,392,916
iShares Core MSCI EAFE ETF ......................................... 23,542 1,710,091
a
Templeton Developing Markets Trust, Class R6 ............................. 125,685 2,381,725
a
Templeton Foreign Fund, Class R6 ...................................... 302,261 2,418,087
22,036,135
Foreign Fixed Income 2.9%
a
Franklin High Yield Corporate ETF ...................................... 74,153 1,758,168
a
Franklin International Aggregate Bond ETF ................................ 72,608 1,463,777
3,221,945
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$95,337,481) ................................................................
111,909,441
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .................. 1,040,507 1,040,507
Total Money Market Funds (Cost $1,040,507) ...................................
1,040,507
Total Short Term Investments (Cost $1,040,507) .................................
1,040,507
a
Total Investments (Cost $96,377,988) 100.0% ...................................
$112,949,948
Other Assets, less Liabilities (0.0)%
†
...........................................
(27,721)
Net Assets 100.0% ...........................................................
$112,922,227

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.85 $11.42 $14.21 $14.40 $13.28 $11.50
Income from investment operations
a
:
Net investment income
b, c
............ 0.10 0.27 0.22 0.24 0.19 0.25
Net realized and unrealized gains (losses) 0.88 1.42 (2.58) 1.61 1.29 1.90
Total from investment operations ........ 0.98 1.69 (2.36) 1.85 1.48 2.15
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.18) (0.26) (0.13) (0.41) (0.22) (0.23)
Net realized gains ................. — — (0.30) (1.63) (0.14) (0.14)
Total distributions ................... (0.18) (0.26) (0.43) (2.04) (0.36) (0.37)
Net asset value, end of period .......... $13.65 $12.85 $11.42 $14.21 $14.40 $13.28
Total return
d
....................... 7.64% 14.97% (16.57)% 12.91% 11.52% 18.80%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.84% 0.87% 0.94% 0.93% 0.95% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.51% 0.50% 0.48%
g
0.46% 0.44%
g
0.34%
g
Net investment income
c
............... 1.49% 2.25% 1.78% 1.57% 1.46% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $55,643 $51,566 $44,099 $49,835 $34,019 $27,248
Portfolio turnover rate ................ 13.11% 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $11.23 $14.00 $14.22 $13.13 $11.37
Income from investment operations
a
:
Net investment income
b, c
............ 0.05 0.17 0.12 0.11 0.09 0.15
Net realized and unrealized gains (losses) 0.86 1.40 (2.53) 1.61 1.27 1.89
Total from investment operations ........ 0.91 1.57 (2.41) 1.72 1.36 2.04
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.17) (0.06) (0.31) (0.13) (0.14)
Net realized gains ................. — — (0.30) (1.63) (0.14) (0.14)
Total distributions ................... (0.14) (0.17) (0.36) (1.94) (0.27) (0.28)
Net asset value, end of period .......... $13.40 $12.63 $11.23 $14.00 $14.22 $13.13
Total return
d
....................... 7.18% 14.11% (17.18)% 12.13% 10.60% 17.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.59% 1.62% 1.69% 1.68% 1.70% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.25% 1.23%
g
1.21% 1.19%
g
1.09%
g
Net investment income
c
............... 0.75% 1.47% 0.99% 0.74% 0.71% 1.21%
Supplemental data
Net assets, end of period (000’s) ........ $11,500 $10,343 $9,642 $12,281 $10,937 $9,146
Portfolio turnover rate ................ 13.11% 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.82 $11.39 $14.19 $14.38 $13.27 $11.48
Income from investment operations
a
:
Net investment income
b, c
............ 0.08 0.24 0.18 0.20 0.15 0.22
Net realized and unrealized gains (losses) 0.88 1.42 (2.58) 1.61 1.29 1.91
Total from investment operations ........ 0.96 1.66 (2.40) 1.81 1.44 2.13
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.17) (0.23) (0.10) (0.37) (0.19) (0.20)
Net realized gains ................. — — (0.30) (1.63) (0.14) (0.14)
Total distributions ................... (0.17) (0.23) (0.40) (2.00) (0.33) (0.34)
Net asset value, end of period .......... $13.61 $12.82 $11.39 $14.19 $14.38 $13.27
Total return
d
....................... 7.48% 14.73% (16.84)% 12.65% 11.17% 18.64%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.09% 1.11% 1.19% 1.18% 1.20% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.76% 0.75% 0.74%
g
0.71% 0.69%
g
0.59%
g
Net investment income
c
............... 1.28% 2.00% 1.51% 1.29% 1.19% 1.71%
Supplemental data
Net assets, end of period (000’s) ........ $2,282 $1,613 $1,295 $1,512 $1,186 $1,058
Portfolio turnover rate ................ 13.11% 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.03 $11.57 $14.28 $14.46 $13.34 $11.54
Income from investment operations
a
:
Net investment income
b, c
............ 0.12 0.38 0.36 0.18 0.23 0.29
Net realized and unrealized gains (losses) 0.89 1.38 (2.67) 1.72 1.29 1.92
Total from investment operations ........ 1.01 1.76 (2.31) 1.90 1.52 2.21
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.20) (0.30) (0.16) (0.45) (0.26) (0.27)
Net realized gains ................. — — (0.30) (1.63) (0.14) (0.14)
Total distributions ................... (0.20) (0.30) (0.46) (2.08) (0.40) (0.41)
Capital contributions ................. — — 0.06 — — —
Net asset value, end of period .......... $13.84 $13.03 $11.57 $14.28 $14.46 $13.34
Total return
d
....................... 7.76% 15.37% (15.68)%
e
13.24% 11.80% 19.26%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.62% 0.61% 1.18% 0.45% 0.50% 0.53%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.21% 0.20% 0.15%
h
0.15% 0.15%
h
0.04%
h
Net investment income
c
............... 1.82% 3.08% 3.02% 1.20% 1.72% 2.26%
Supplemental data
Net assets, end of period (000’s) ........ $289 $245 $51 $40 $23,717 $22,064
Portfolio turnover rate ................ 13.11% 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.92 $11.48 $14.27 $14.44 $13.33 $11.53
Income from investment operations
a
:
Net investment income
b, c
............ 0.12 0.30 0.25 0.28 0.23 0.28
Net realized and unrealized gains (losses) 0.88 1.43 (2.59) 1.62 1.28 1.92
Total from investment operations ........ 1.00 1.73 (2.34) 1.90 1.51 2.20
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.20) (0.29) (0.15) (0.44) (0.26) (0.26)
Net realized gains ................. — — (0.30) (1.63) (0.14) (0.14)
Total distributions ................... (0.20) (0.29) (0.45) (2.07) (0.40) (0.40)
Net asset value, end of period .......... $13.72 $12.92 $11.48 $14.27 $14.44 $13.33
Total return
d
....................... 7.72% 15.26% (16.34)% 13.28% 11.68% 19.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.59% 0.61% 0.69% 0.68% 0.70% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.26% 0.25% 0.23%
g
0.21% 0.19%
g
0.09%
g
Net investment income
c
............... 1.74% 2.47% 2.05% 1.81% 1.74% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $2,236 $1,936 $1,770 $1,937 $1,546 $997
Portfolio turnover rate ................ 13.11% 22.74% 48.44% 82.69% 67.25% 93.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Ratios are annualized for periods less than one year.
e
Total return is not annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 30,186 $ 714,352
Domestic Equity 41.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 63,743 2,670,190
a
Franklin Growth Fund , Class R6 ........................................ 44,696 6,336,940
a
Franklin U.S. Core Equity (IU) Fund ..................................... 834,368 14,234,310
a
Franklin U.S. Equity Index ETF ......................................... 30,375 1,447,417
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 59,376 3,300,118
iShares MSCI USA Quality Factor ETF ................................... 2,575 439,707
iShares MSCI USA Value Factor ETF .................................... 10,825 1,119,955
29,548,637
Domestic Fixed Income 32.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 202,806 1,727,909
a
Franklin Investment Grade Corporate ETF ................................. 52,642 1,111,273
a
Franklin U.S. Core Bond ETF .......................................... 420,354 8,882,080
a
Franklin U.S. Treasury Bond ETF ....................................... 218,711 4,444,208
iShares Floating Rate Bond ETF ........................................ 21,825 1,115,039
a
Western Asset Core Plus Bond Fund , Class IS ............................. 509,425 4,676,519
a
Western Asset Short-Term Bond Fund , Class IS ............................ 307,461 1,119,157
23,076,185
Foreign Equity 22.7%
a
ClearBridge International Growth Fund , Class IS ............................ 18,154 1,188,004
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 250,680 2,607,071
a
Franklin International Core Equity (IU) Fund ............................... 622,924 7,680,657
iShares Core MSCI EAFE ETF ......................................... 17,403 1,264,154
a
Templeton Developing Markets Trust , Class R6 ............................. 92,936 1,761,137
a
Templeton Foreign Fund , Class R6 ...................................... 223,380 1,787,039
16,288,062
Foreign Fixed Income 2.2%
a
Franklin High Yield Corporate ETF ...................................... 37,583 891,093
a
Franklin International Aggregate Bond ETF ................................ 36,800 741,888
1,632,981
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 59,204,421 ) ................................................................
71,260,217
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 817,161 817,161
Total Money Market Funds (Cost $ 817,161 ) .....................................
817,161

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 18,113 )
BNP Paribas Securities Corp. (Maturity Value $5,596)
Deutsche Bank Securities, Inc. (Maturity Value $5,054)
HSBC Securities (USA), Inc. (Maturity Value $7,463)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 18,473 ) ................................................ $ 18,105 $ 18,105
Total Repurchase Agreements (Cost $ 18,105 ) ...................................
18,105
Total Short Term Investments (Cost $ 835,266 ) ..................................
835,266
a
Total Investments (Cost $ 60,039,687 ) 100.2% ...................................
$72,095,483
Other Assets, less Liabilities (0.2) % ...........................................
(147,118)
Net Assets 100.0% ...........................................................
$71,948,365
See Abbreviations on page 111 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.28 $11.75 $14.67 $15.18 $13.94 $12.03
Income from investment operations
a
:
Net investment income
b, c
............ 0.09 0.26 0.20 0.24 0.19 0.24
Net realized and unrealized gains (losses) 1.08 1.62 (2.66) 1.90 1.61 2.19
Total from investment operations ........ 1.17 1.88 (2.46) 2.14 1.80 2.43
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.31) (0.11) (0.42) (0.20) (0.24)
Net realized gains ................. (0.01) (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ................... (0.12) (0.35) (0.46) (2.65) (0.56) (0.52)
Net asset value, end of period .......... $14.33 $13.28 $11.75 $14.67 $15.18 $13.94
Total return
d
....................... 8.80% 16.17% (16.69)% 14.20% 13.44% 20.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.74% 0.79% 0.77% 0.81% 0.81% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.51% 0.50% 0.49%
g
0.47% 0.43%
g
0.34%
Net investment income
c
............... 1.25% 2.12% 1.60% 1.45% 1.38% 1.81%
Supplemental data
Net assets, end of period (000’s) ........ $112,115 $102,932 $91,064 $104,174 $84,029 $72,425
Portfolio turnover rate ................ 12.32% 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.83 $11.36 $14.23 $14.79 $13.60 $11.75
Income from investment operations
a
:
Net investment income
b, c
............ 0.03 0.16 0.10 0.09 0.08 0.14
Net realized and unrealized gains (losses) 1.04 1.57 (2.57) 1.88 1.58 2.13
Total from investment operations ........ 1.07 1.73 (2.47) 1.97 1.66 2.27
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.22) (0.05) (0.30) (0.11) (0.14)
Net realized gains ................. (0.01) (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ................... (0.07) (0.26) (0.40) (2.53) (0.47) (0.42)
Net asset value, end of period .......... $13.83 $12.83 $11.36 $14.23 $14.79 $13.60
Total return
d
....................... 8.34% 15.36% (17.36)% 13.36% 12.62% 19.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.49% 1.54% 1.53% 1.55% 1.56% 1.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.26% 1.25% 1.24%
g
1.21% 1.18%
g
1.09%
Net investment income
c
............... 0.47% 1.36% 0.81% 0.60% 0.60% 1.06%
Supplemental data
Net assets, end of period (000’s) ........ $16,297 $16,352 $14,549 $18,502 $21,329 $21,115
Portfolio turnover rate ................ 12.32% 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.26 $11.73 $14.66 $15.17 $13.92 $12.01
Income from investment operations
a
:
Net investment income
b, c
............ 0.07 0.23 0.17 0.18 0.15 0.20
Net realized and unrealized gains (losses) 1.09 1.62 (2.66) 1.91 1.63 2.20
Total from investment operations ........ 1.16 1.85 (2.49) 2.09 1.78 2.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.28) (0.09) (0.37) (0.17) (0.21)
Net realized gains ................. (0.01) (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ................... (0.11) (0.32) (0.44) (2.60) (0.53) (0.49)
Net asset value, end of period .......... $14.31 $13.26 $11.73 $14.66 $15.17 $13.92
Total return
d
....................... 8.70% 15.90% (16.93)% 13.87% 13.23% 20.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.99% 1.04% 1.02% 1.05% 1.05% 1.10%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.76% 0.75% 0.74%
g
0.71% 0.68%
g
0.58%
Net investment income
c
............... 1.02% 1.85% 1.38% 1.08% 1.07% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $5,262 $4,150 $3,881 $4,113 $4,530 $4,966
Portfolio turnover rate ................ 12.32% 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.43 $11.88 $14.81 $15.31 $14.05 $12.12
Income from investment operations
a
:
Net investment income
b, c
............ 0.11 0.32 0.25 0.18 0.23 0.29
Net realized and unrealized gains (losses) 1.10 1.62 (2.68) 2.02 1.63 2.20
Total from investment operations ........ 1.21 1.94 (2.43) 2.20 1.86 2.49
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.35) (0.15) (0.47) (0.24) (0.28)
Net realized gains ................. (0.01) (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ................... (0.14) (0.39) (0.50) (2.70) (0.60) (0.56)
Net asset value, end of period .......... $14.50 $13.43 $11.88 $14.81 $15.31 $14.05
Total return
d
....................... 9.01% 16.50% (16.38)% 14.46% 13.82% 20.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.61% 0.73% 0.79% 0.38% 0.40% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.18% 0.19% 0.15%
g
0.14% 0.13%
g
0.04%
Net investment income
c
............... 1.59% 2.54% 1.98% 1.10% 1.66% 2.11%
Supplemental data
Net assets, end of period (000’s) ........ $184 $160 $91 $93 $30,069 $28,513
Portfolio turnover rate ................ 12.32% 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.45 $11.89 $14.84 $15.33 $14.07 $12.13
Income from investment operations
a
:
Net investment income
b, c
............ 0.10 0.30 0.23 0.27 0.23 0.28
Net realized and unrealized gains (losses) 1.11 1.64 (2.69) 1.93 1.63 2.21
Total from investment operations ........ 1.21 1.94 (2.46) 2.20 1.86 2.49
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.34) (0.14) (0.46) (0.24) (0.27)
Net realized gains ................. (0.01) (0.04) (0.35) (2.23) (0.36) (0.28)
Total distributions ................... (0.14) (0.38) (0.49) (2.69) (0.60) (0.55)
Net asset value, end of period .......... $14.52 $13.45 $11.89 $14.84 $15.33 $14.07
Total return
d
....................... 8.95% 16.51% (16.54)% 14.46% 13.75% 20.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.49% 0.54% 0.52% 0.56% 0.56% 0.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.26% 0.25% 0.24%
g
0.21% 0.18%
g
0.09%
Net investment income
c
............... 1.49% 2.36% 1.85% 1.67% 1.67% 2.06%
Supplemental data
Net assets, end of period (000’s) ........ $4,315 $3,932 $3,496 $3,911 $3,438 $2,145
Portfolio turnover rate ................ 12.32% 23.54% 29.56% 69.46% 47.82% 79.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 57,800 $ 1,367,837
Domestic Equity 46.7%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 139,144 5,828,730
a
Franklin Growth Fund , Class R6 ........................................ 97,564 13,832,688
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,821,320 31,071,715
a
Franklin U.S. Equity Index ETF ......................................... 66,300 3,159,301
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 129,651 7,206,003
iShares MSCI USA Quality Factor ETF ................................... 5,625 960,525
iShares MSCI USA Value Factor ETF .................................... 23,625 2,444,243
64,503,205
Domestic Fixed Income 23.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 290,624 2,476,117
a
Franklin Investment Grade Corporate ETF ................................. 75,471 1,593,193
a
Franklin U.S. Core Bond ETF .......................................... 602,690 12,734,840
a
Franklin U.S. Treasury Bond ETF ....................................... 313,612 6,372,596
iShares Floating Rate Bond ETF ........................................ 31,300 1,599,117
a
Western Asset Core Plus Bond Fund , Class IS ............................. 730,413 6,705,188
a
Western Asset Short-Term Bond Fund , Class IS ............................ 440,840 1,604,657
33,085,708
Foreign Equity 25.7%
a
ClearBridge International Growth Fund , Class IS ............................ 39,616 2,592,456
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 546,549 5,684,106
a
Franklin International Core Equity (IU) Fund ............................... 1,359,349 16,760,778
iShares Core MSCI EAFE ETF ......................................... 37,985 2,759,231
a
Templeton Developing Markets Trust , Class R6 ............................. 202,623 3,839,714
a
Templeton Foreign Fund , Class R6 ...................................... 487,460 3,899,682
35,535,967
Foreign Fixed Income 1.7%
a
Franklin High Yield Corporate ETF ...................................... 53,895 1,277,850
a
Franklin International Aggregate Bond ETF ................................ 52,737 1,063,178
2,341,028
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 108,402,396 ) ...............................................................
136,833,745
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 1,164,697 1,164,697
Total Money Market Funds (Cost $ 1,164,697 ) ...................................
1,164,697

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 73,631 )
BNP Paribas Securities Corp. (Maturity Value $22,752)
Deutsche Bank Securities, Inc. (Maturity Value $20,543)
HSBC Securities (USA), Inc. (Maturity Value $30,336)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 75,094 ) ................................................ $ 73,599 $ 73,599
Total Repurchase Agreements (Cost $ 73,599 ) ...................................
73,599
Total Short Term Investments (Cost $ 1,238,296 ) .................................
1,238,296
a
Total Investments (Cost $ 109,640,692 ) 99.9% ...................................
$138,072,041
Other Assets, less Liabilities 0.1% .............................................
101,313
Net Assets 100.0% ...........................................................
$138,173,354
See Abbreviations on page 111 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.15 $11.50 $14.42 $15.30 $13.76 $11.61
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.26 0.16 0.24 0.18 0.22
Net realized and unrealized gains (losses) 1.22 1.71 (2.63) 2.19 1.82 2.25
Total from investment operations ........ 1.29 1.97 (2.47) 2.43 2.00 2.47
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.28) (0.10) (0.43) (0.23) (0.18)
Net realized gains ................. (0.06) (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ................... (0.15) (0.32) (0.45) (3.31) (0.46) (0.32)
Net asset value, end of period .......... $14.29 $13.15 $11.50 $14.42 $15.30 $13.76
Total return
d
....................... 9.78% 17.32% (17.06)% 15.99% 15.04% 21.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.91% 0.99% 1.10% 1.11% 1.11% 1.18%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.53% 0.52% 0.50%
g
0.46% 0.43%
g
0.34%
g
Net investment income
c
............... 1.01% 2.09% 1.31% 1.43% 1.30% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $47,808 $43,076 $32,112 $35,193 $24,809 $19,322
Portfolio turnover rate ................ 11.43% 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.83 $11.23 $14.10 $15.02 $13.52 $11.42
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.15 0.06 0.10 0.07 0.12
Net realized and unrealized gains (losses) 1.19 1.68 (2.56) 2.18 1.79 2.21
Total from investment operations ........ 1.21 1.83 (2.50) 2.28 1.86 2.33
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.19) (0.02) (0.32) (0.13) (0.09)
Net realized gains ................. (0.06) (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ................... (0.10) (0.23) (0.37) (3.20) (0.36) (0.23)
Net asset value, end of period .......... $13.94 $12.83 $11.23 $14.10 $15.02 $13.52
Total return
d
....................... 9.42% 16.44% (17.70)% 15.25% 14.15% 20.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.66% 1.75% 1.85% 1.85% 1.86% 1.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.28% 1.27% 1.25%
g
1.21% 1.18%
g
1.09%
g
Net investment income
c
............... 0.24% 1.29% 0.53% 0.62% 0.55% 0.92%
Supplemental data
Net assets, end of period (000’s) ........ $8,034 $7,737 $6,697 $7,989 $6,867 $5,630
Portfolio turnover rate ................ 11.43% 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.15 $11.50 $14.41 $15.28 $13.74 $11.60
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.21 0.12 0.18 0.14 0.18
Net realized and unrealized gains (losses) 1.22 1.73 (2.62) 2.21 1.82 2.25
Total from investment operations ........ 1.27 1.94 (2.50) 2.39 1.96 2.43
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.25) (0.06) (0.38) (0.19) (0.15)
Net realized gains ................. (0.06) (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ................... (0.13) (0.29) (0.41) (3.26) (0.42) (0.29)
Net asset value, end of period .......... $14.29 $13.15 $11.50 $14.41 $15.28 $13.74
Total return
d
....................... 9.66% 17.00% (17.29)% 15.78% 14.74% 21.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.16% 1.24% 1.35% 1.35% 1.36% 1.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.78% 0.77% 0.75%
g
0.71% 0.68%
g
0.59%
g
Net investment income
c
............... 0.77% 1.75% 0.96% 1.09% 1.02% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $1,253 $1,121 $1,114 $1,806 $1,540 $1,528
Portfolio turnover rate ................ 11.43% 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.28 $11.60 $14.54 $15.40 $13.85 $11.69
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.30 0.19 0.17 0.21 0.25
Net realized and unrealized gains (losses) 1.23 1.74 (2.64) 2.33 1.84 2.27
Total from investment operations ........ 1.32 2.04 (2.45) 2.50 2.05 2.52
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.32) (0.14) (0.48) (0.27) (0.22)
Net realized gains ................. (0.06) (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ................... (0.17) (0.36) (0.49) (3.36) (0.50) (0.36)
Net asset value, end of period .......... $14.43 $13.28 $11.60 $14.54 $15.40 $13.85
Total return
d
....................... 9.91% 17.76% (16.86)% 16.42% 15.35% 21.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.57% 0.59% 0.57% 0.49% 0.55% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.22% 0.20%
g
0.14% 0.13%
g
0.04%
g
Net investment income
c
............... 1.31% 2.40% 1.54% 1.01% 1.58% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $299 $272 $213 $310 $25,450 $22,250
Portfolio turnover rate ................ 11.43% 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.25 $11.58 $14.52 $15.37 $13.82 $11.67
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.29 0.19 0.29 0.22 0.33
Net realized and unrealized gains (losses) 1.22 1.73 (2.65) 2.21 1.82 2.18
Total from investment operations ........ 1.31 2.02 (2.46) 2.50 2.04 2.51
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.31) (0.13) (0.47) (0.26) (0.22)
Net realized gains ................. (0.06) (0.04) (0.35) (2.88) (0.23) (0.14)
Total distributions ................... (0.16) (0.35) (0.48) (3.35) (0.49) (0.36)
Net asset value, end of period .......... $14.40 $13.25 $11.58 $14.52 $15.37 $13.82
Total return
d
....................... 9.90% 17.65% (16.87)% 16.40% 15.33% 21.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.66% 0.74% 0.85% 0.86% 0.86% 0.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.28% 0.27% 0.25%
g
0.22% 0.18%
g
0.09%
g
Net investment income
c
............... 1.28% 2.35% 1.54% 1.75% 1.60% 1.92%
Supplemental data
Net assets, end of period (000’s) ........ $1,621 $1,430 $1,156 $937 $506 $146
Portfolio turnover rate ................ 11.43% 26.09% 30.11% 86.92% 37.54% 90.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 24,687 $ 584,218
Domestic Equity 51.9%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 66,143 2,770,734
a
Franklin Growth Fund , Class R6 ........................................ 46,379 6,575,563
a
Franklin U.S. Core Equity (IU) Fund ..................................... 690,657 11,782,610
a
Franklin U.S. Equity Index ETF ......................................... 94,225 4,489,972
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 61,617 3,424,673
iShares MSCI USA Quality Factor ETF ................................... 2,675 456,783
iShares MSCI USA Value Factor ETF .................................... 11,225 1,161,338
30,661,673
Domestic Fixed Income 16.8%
a
Franklin Investment Grade Corporate ETF ................................. 24,353 514,092
a
Franklin U.S. Core Bond ETF .......................................... 194,502 4,109,827
a
Franklin U.S. Treasury Bond ETF ....................................... 101,196 2,056,303
iShares Floating Rate Bond ETF ........................................ 10,100 516,009
a
Western Asset Core Plus Bond Fund , Class IS ............................. 235,731 2,164,012
a
Western Asset Short-Term Bond Fund , Class IS ............................ 142,274 517,877
9,878,120
Foreign Equity 28.6%
a
ClearBridge International Growth Fund , Class IS ............................ 18,834 1,232,474
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 260,239 2,706,489
a
Franklin International Core Equity (IU) Fund ............................... 646,241 7,968,152
iShares Core MSCI EAFE ETF ......................................... 18,059 1,311,806
a
Templeton Developing Markets Trust , Class R6 ............................. 96,480 1,828,299
a
Templeton Foreign Fund , Class R6 ...................................... 231,741 1,853,930
16,901,150
Foreign Fixed Income 0.7%
a
Franklin High Yield Corporate ETF ...................................... 17,398 412,506
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 45,554,479 ) ................................................................
58,437,667
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 502,276 502,276
Total Money Market Funds (Cost $ 502,276 ) .....................................
502,276

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 73,782 )
BNP Paribas Securities Corp. (Maturity Value $22,799)
Deutsche Bank Securities, Inc. (Maturity Value $20,585)
HSBC Securities (USA), Inc. (Maturity Value $30,398)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 75,248 ) ................................................ $ 73,750 $ 73,750
Total Repurchase Agreements (Cost $ 73,750 ) ...................................
73,750
Total Short Term Investments (Cost $ 576,026 ) ..................................
576,026
a
Total Investments (Cost $ 46,130,505 ) 100.0% ...................................
$59,013,693
Other Assets, less Liabilities 0.0%
†
............................................
1,243
Net Assets 100.0% ...........................................................
$59,014,936
See Abbreviations on page 111 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.90 $12.00 $15.19 $15.80 $14.27 $12.04
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.25 0.14 0.23 0.17 0.21
Net realized and unrealized gains (losses) 1.44 1.97 (2.84) 2.45 1.98 2.45
Total from investment operations ........ 1.50 2.22 (2.70) 2.68 2.15 2.66
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.25) (0.08) (0.45) (0.19) (0.21)
Net realized gains ................. (—)
d
(0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ................... (0.11) (0.32) (0.49) (3.29) (0.62) (0.43)
Net asset value, end of period .......... $15.29 $13.90 $12.00 $15.19 $15.80 $14.27
Total return
e
....................... 10.78% 18.65% (17.67)% 17.06% 15.76% 22.33%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.82% 0.89% 0.91% 0.91% 0.94% 0.98%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.53% 0.51% 0.50%
h
0.46% 0.43%
h
0.34%
h
Net investment income
c
............... 0.79% 1.93% 1.13% 1.32% 1.22% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $83,683 $75,190 $62,061 $72,764 $59,801 $51,412
Portfolio turnover rate ................ 9.78% 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.31 $11.51 $14.61 $15.33 $13.88 $11.72
Income from investment operations
a
:
Net investment income
b,c
............ —
d
0.14 0.04 0.08 0.06 0.11
Net realized and unrealized gains (losses) 1.39 1.89 (2.71) 2.38 1.94 2.38
Total from investment operations ........ 1.39 2.03 (2.67) 2.46 2.00 2.49
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.16) (0.02) (0.34) (0.12) (0.11)
Net realized gains ................. (—)
d
(0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ................... (0.06) (0.23) (0.43) (3.18) (0.55) (0.33)
Net asset value, end of period .......... $14.64 $13.31 $11.51 $14.61 $15.33 $13.88
Total return
e
....................... 10.45% 17.71% (18.25)% 16.10% 15.00% 21.35%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.57% 1.64% 1.66% 1.66% 1.68% 1.73%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.28% 1.26% 1.25%
h
1.21% 1.17%
h
1.09%
h
Net investment income
c
............... 0.04% 1.14% 0.36% 0.48% 0.46% 0.82%
Supplemental data
Net assets, end of period (000’s) ........ $12,388 $11,414 $10,537 $13,509 $14,502 $13,333
Portfolio turnover rate ................ 9.78% 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.82 $11.93 $15.11 $15.74 $14.20 $11.98
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.21 0.10 0.19 0.11 0.17
Net realized and unrealized gains (losses) 1.43 1.97 (2.81) 2.43 2.01 2.45
Total from investment operations ........ 1.47 2.18 (2.71) 2.62 2.12 2.62
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.22) (0.06) (0.41) (0.15) (0.18)
Net realized gains ................. (—)
d
(0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ................... (0.09) (0.29) (0.47) (3.25) (0.58) (0.40)
Net asset value, end of period .......... $15.20 $13.82 $11.93 $15.11 $15.74 $14.20
Total return
e
....................... 10.66% 18.39% (17.87)% 16.73% 15.55% 21.95%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.07% 1.14% 1.16% 1.16% 1.18% 1.22%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.78% 0.76% 0.75%
h
0.71% 0.67%
h
0.58%
h
Net investment income
c
............... 0.54% 1.63% 0.81% 1.08% 0.80% 1.33%
Supplemental data
Net assets, end of period (000’s) ........ $1,708 $2,009 $2,178 $3,348 $2,620 $4,838
Portfolio turnover rate ................ 9.78% 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.54 $12.55 $15.34 $15.93 $14.38 $12.12
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.34 0.24 0.15 0.21 0.27
Net realized and unrealized gains (losses) 1.49 2.01 (2.81) 2.60 2.01 2.46
Total from investment operations ........ 1.59 2.35 (2.57) 2.75 2.22 2.73
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.29) (0.11) (0.50) (0.24) (0.25)
Net realized gains ................. (—)
d
(0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ................... (0.13) (0.36) (0.52) (3.34) (0.67) (0.47)
Capital contributions ................. — — 0.30 — — —
Net asset value, end of period .......... $16.00 $14.54 $12.55 $15.34 $15.93 $14.38
Total return
e
....................... 10.93% 18.88% (14.60)%
f
17.37% 16.11% 22.69%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates
h
.......................... 0.49% 0.67% 1.25% 0.41% 0.44% 0.46%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.23% 0.21% 0.19% 0.14% 0.13%
i
0.04%
i
Net investment income
c
............... 1.25% 2.50% 1.85% 0.87% 1.52% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $763 $140 $15 $4 $23,504 $20,022
Portfolio turnover rate ................ 9.78% 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%.
g
Ratios are annualized for periods less than one year.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.06 $12.14 $15.34 $15.93 $14.38 $12.13
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.28 0.18 0.28 0.21 0.25
Net realized and unrealized gains (losses) 1.45 1.99 (2.86) 2.46 2.00 2.46
Total from investment operations ........ 1.53 2.27 (2.68) 2.74 2.21 2.71
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.28) (0.11) (0.49) (0.23) (0.24)
Net realized gains ................. (—)
d
(0.07) (0.41) (2.84) (0.43) (0.22)
Total distributions ................... (0.12) (0.35) (0.52) (3.33) (0.66) (0.46)
Net asset value, end of period .......... $15.47 $14.06 $12.14 $15.34 $15.93 $14.38
Total return
e
....................... 10.92% 18.88% (17.40)% 17.32% 16.06% 22.53%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.57% 0.64% 0.66% 0.67% 0.69% 0.73%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.28% 0.26% 0.25%
h
0.22% 0.18%
h
0.09%
h
Net investment income
c
............... 1.03% 2.17% 1.37% 1.63% 1.49% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $1,725 $1,574 $1,279 $1,584 $1,089 $819
Portfolio turnover rate ................ 9.78% 28.98% 26.96% 70.40% 36.61% 86.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 41,634 $ 985,269
Domestic Equity 57.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 124,123 5,199,509
a
Franklin Growth Fund , Class R6 ........................................ 87,035 12,339,777
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,296,089 22,111,271
a
Franklin U.S. Equity Index ETF ......................................... 176,825 8,425,994
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 115,642 6,427,383
iShares MSCI USA Quality Factor ETF ................................... 5,025 858,069
iShares MSCI USA Value Factor ETF .................................... 21,075 2,180,420
57,542,423
Domestic Fixed Income 9.0%
a
Franklin U.S. Core Bond ETF .......................................... 214,261 4,527,335
a
Western Asset Core Plus Bond Fund , Class IS ............................. 494,639 4,540,790
9,068,125
Foreign Equity 31.6%
a
ClearBridge International Growth Fund , Class IS ............................ 35,352 2,313,406
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 487,829 5,073,424
a
Franklin International Core Equity (IU) Fund ............................... 1,213,012 14,956,434
iShares Core MSCI EAFE ETF ......................................... 33,877 2,460,825
a
Templeton Developing Markets Trust , Class R6 ............................. 180,858 3,427,267
a
Templeton Foreign Fund , Class R6 ...................................... 434,985 3,479,881
31,711,237
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 73,183,249 ) ................................................................
99,307,054
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 1,029,235 1,029,235
Total Money Market Funds (Cost $ 1,029,235 ) ...................................
1,029,235
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 66,204 )
BNP Paribas Securities Corp. (Maturity Value $20,457)
Deutsche Bank Securities, Inc. (Maturity Value $18,471)
HSBC Securities (USA), Inc. (Maturity Value $27,276)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 67,520 ) ................................................ $ 66,175 66,175
Total Repurchase Agreements (Cost $ 66,175 ) ...................................
66,175
Total Short Term Investments (Cost $ 1,095,410 ) .................................
1,095,410
a
Total Investments (Cost $ 74,278,659 ) 100.1% ...................................
$100,402,464
Other Assets, less Liabilities (0.1) % ...........................................
(135,914)
Net Assets 100.0% ...........................................................
$100,266,550

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
See Abbreviations on page 111 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.52 $11.55 $14.60 $15.76 $14.01 $11.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.23 0.14 0.24 0.17 0.19
Net realized and unrealized gains (losses) 1.51 1.97 (2.71) 2.51 2.03 2.37
Total from investment operations ........ 1.56 2.20 (2.57) 2.75 2.20 2.56
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.19) (0.08) (0.43) (0.22) (0.16)
Net realized gains ................. — (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ................... (0.12) (0.23) (0.48) (3.91) (0.45) (0.29)
Net asset value, end of period .......... $14.96 $13.52 $11.55 $14.60 $15.76 $14.01
Total return
d
....................... 11.58% 19.28% (17.52)% 17.58% 16.22% 22.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.05% 1.16% 1.31% 1.28% 1.28% 1.35%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52% 0.50% 0.49%
g
0.45% 0.42%
g
0.34%
g
Net investment income
c
............... 0.66% 1.89% 1.11% 1.42% 1.23% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $40,771 $31,778 $24,594 $30,413 $20,709 $16,729
Portfolio turnover rate ................ 7.62% 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.30 $11.37 $14.40 $15.61 $13.91 $11.66
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.13 0.04 0.10 0.07 0.11
Net realized and unrealized gains (losses) 1.49 1.94 (2.66) 2.49 2.00 2.34
Total from investment operations ........ 1.48 2.07 (2.62) 2.59 2.07 2.45
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.09) (0.10) (0.01) (0.32) (0.14) (0.07)
Net realized gains ................. — (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ................... (0.09) (0.14) (0.41) (3.80) (0.37) (0.20)
Net asset value, end of period .......... $14.69 $13.30 $11.37 $14.40 $15.61 $13.91
Total return
d
....................... 11.16% 18.38% (18.13)% 16.66% 15.35% 21.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.80% 1.91% 2.06% 2.02% 2.03% 2.10%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.27% 1.25% 1.24%
g
1.20% 1.17%
g
1.09%
g
Net investment income (loss)
b
.......... (0.12)% 1.10% 0.36% 0.57% 0.48% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $8,560 $7,947 $6,564 $8,038 $7,014 $5,658
Portfolio turnover rate ................ 7.62% 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.54 $11.57 $14.61 $15.76 $14.01 $11.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.20 0.10 0.17 0.13 0.17
Net realized and unrealized gains (losses) 1.52 1.97 (2.68) 2.54 2.03 2.36
Total from investment operations ........ 1.55 2.17 (2.58) 2.71 2.16 2.53
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.16) (0.06) (0.38) (0.18) (0.13)
Net realized gains ................. — (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ................... (0.11) (0.20) (0.46) (3.86) (0.41) (0.26)
Net asset value, end of period .......... $14.98 $13.54 $11.57 $14.61 $15.76 $14.01
Total return
d
....................... 11.43% 18.96% (17.64)% 17.23% 15.92% 21.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.30% 1.41% 1.56% 1.51% 1.53% 1.60%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.77% 0.75% 0.74%
g
0.70% 0.67%
g
0.59%
g
Net investment income
c
............... 0.41% 1.60% 0.84% 0.97% 0.91% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $2,157 $1,868 $1,608 $1,857 $2,468 $2,364
Portfolio turnover rate ................ 7.62% 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.65 $11.66 $14.72 $15.87 $14.10 $11.80
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.34 0.20 0.14 0.21 0.26
Net realized and unrealized gains (losses) 1.53 1.92 (2.76) 2.68 2.05 2.37
Total from investment operations ........ 1.60 2.26 (2.56) 2.82 2.26 2.63
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.23) (0.12) (0.49) (0.26) (0.20)
Net realized gains ................. — (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ................... (0.14) (0.27) (0.52) (3.97) (0.49) (0.33)
Capital contributions ................. — — 0.02 — — —
Net asset value, end of period .......... $15.11 $13.65 $11.66 $14.72 $15.87 $14.10
Total return
d
....................... 11.75% 19.60% (17.18)%
e
17.84% 16.59% 22.50%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.95% 0.78% 0.43% 0.51% 0.59% 0.62%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.22% 0.21% 0.19%
h
0.14% 0.12%
h
0.04%
h
Net investment income
c
............... 0.94% 2.69% 1.66% 0.85% 1.54% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $99 $91 $5 $2 $22,839 $17,560
Portfolio turnover rate ................ 7.62% 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.64 $11.65 $14.72 $15.87 $14.10 $11.80
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.27 0.17 0.28 0.20 0.24
Net realized and unrealized gains (losses) 1.54 1.98 (2.73) 2.53 2.05 2.38
Total from investment operations ........ 1.60 2.25 (2.56) 2.81 2.25 2.62
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.14) (0.22) (0.11) (0.48) (0.25) (0.19)
Net realized gains ................. — (0.04) (0.40) (3.48) (0.23) (0.13)
Total distributions ................... (0.14) (0.26) (0.51) (3.96) (0.48) (0.32)
Net asset value, end of period .......... $15.10 $13.64 $11.65 $14.72 $15.87 $14.10
Total return
d
....................... 11.73% 19.56% (17.30)% 17.77% 16.54% 22.44%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.80% 0.91% 1.06% 1.03% 1.03% 1.10%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.27% 0.25% 0.25%
g
0.20% 0.18%
g
0.09%
g
Net investment income
c
............... 0.90% 2.16% 1.41% 1.62% 1.45% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $1,567 $1,330 $978 $942 $720 $617
Portfolio turnover rate ................ 7.62% 27.46% 43.95% 85.61% 35.30% 94.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 20,888 $ 494,314
Domestic Equity 61.0%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 69,926 2,929,189
a
Franklin Growth Fund , Class R6 ........................................ 49,032 6,951,804
a
Franklin U.S. Core Equity (IU) Fund ..................................... 730,168 12,456,668
a
Franklin U.S. Equity Index ETF ......................................... 99,625 4,747,291
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 65,147 3,620,870
iShares MSCI USA Quality Factor ETF ................................... 2,825 482,397
iShares MSCI USA Value Factor ETF .................................... 11,875 1,228,587
32,416,806
Domestic Fixed Income 3.2%
a
Franklin U.S. Core Bond ETF .......................................... 40,675 859,463
a
Western Asset Core Plus Bond Fund , Class IS ............................. 93,938 862,355
a
Western Asset Short-Term Bond Fund , Class IS ............................ 2 6
1,721,824
Foreign Equity 33.7%
a
ClearBridge International Growth Fund , Class IS ............................ 19,918 1,303,406
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 274,796 2,857,876
a
Franklin International Core Equity (IU) Fund ............................... 683,423 8,426,603
iShares Core MSCI EAFE ETF ......................................... 19,084 1,386,262
a
Templeton Developing Markets Trust , Class R6 ............................. 101,879 1,930,603
a
Templeton Foreign Fund , Class R6 ...................................... 245,075 1,960,599
17,865,349
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 39,524,096 ) ................................................................
52,498,293
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 658,129 658,129
Total Money Market Funds (Cost $ 658,129 ) .....................................
658,129

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.249% , 7/01/24 (Maturity Value $ 24,184 )
BNP Paribas Securities Corp. (Maturity Value $7,473)
Deutsche Bank Securities, Inc. (Maturity Value $6,747)
HSBC Securities (USA), Inc. (Maturity Value $9,964)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%, 7/20/41 - 6/20/54;
U.S. Government Agency Strips, 11/15/24 - 1/15/38; U.S. Treasury Bonds, 6.13% -
6.75%, 8/15/26 - 11/15/27; and U.S. Treasury Notes, 0.25% - 5%, 6/30/24 - 5/15/29
(valued at $ 24,665 ) ................................................ $ 24,174 $ 24,174
Total Repurchase Agreements (Cost $ 24,174 ) ...................................
24,174
Total Short Term Investments (Cost $ 682,303 ) ..................................
682,303
a
Total Investments (Cost $ 40,206,399 ) 100.1% ...................................
$53,180,596
Other Assets, less Liabilities (0.1) % ...........................................
(26,549)
Net Assets 100.0% ...........................................................
$53,154,047
See Abbreviations on page 111 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.23 $10.48 $13.21 $13.41 $11.86 $9.88
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.21 0.13 0.20 0.15 0.18
Net realized and unrealized gains (losses) 1.39 1.79 (2.46) 2.12 1.69 2.02
Total from investment operations ........ 1.43 2.00 (2.33) 2.32 1.84 2.20
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.11) (0.17) (0.07) (0.40) (0.19) (0.12)
Net realized gains ................. — (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ................... (0.11) (0.25) (0.40) (2.52) (0.29) (0.22)
Net asset value, end of period .......... $13.55 $12.23 $10.48 $13.21 $13.41 $11.86
Total return
d
....................... 11.71% 19.32% (17.54)% 17.34% 15.95% 22.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.36% 1.43% 1.65% 1.79% 2.03% 2.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.52% 0.50%
g
0.49%
g
0.46%
g
0.43%
g
0.34%
Net investment income
c
............... 0.61% 1.90% 1.16% 1.38% 1.27% 1.65%
Supplemental data
Net assets, end of period (000’s) ........ $28,396 $24,201 $17,210 $17,727 $12,408 $8,254
Portfolio turnover rate ................ 9.70% 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.92 $10.22 $12.92 $13.18 $11.69 $9.75
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.12 0.05 0.09 0.06 0.09
Net realized and unrealized gains (losses) 1.35 1.75 (2.41) 2.08 1.66 1.99
Total from investment operations ........ 1.34 1.87 (2.36) 2.17 1.72 2.08
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.09) (0.01) (0.31) (0.13) (0.04)
Net realized gains ................. — (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ................... (0.08) (0.17) (0.34) (2.43) (0.23) (0.14)
Net asset value, end of period .......... $13.18 $11.92 $10.22 $12.92 $13.18 $11.69
Total return
d
....................... 11.28% 18.48% (18.19)% 16.49% 15.07% 21.45%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.11% 2.19% 2.40% 2.54% 2.78% 3.25%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.27% 1.25%
g
1.24%
g
1.21%
g
1.18%
g
1.09%
Net investment income (loss)
c
.......... (0.15)% 1.12% 0.42% 0.60% 0.51% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $7,748 $7,243 $5,880 $6,236 $5,083 $3,563
Portfolio turnover rate ................ 9.70% 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.16 $10.42 $13.15 $13.36 $11.82 $9.85
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.18 0.10 0.17 0.11 0.15
Net realized and unrealized gains (losses) 1.39 1.79 (2.45) 2.10 1.69 2.01
Total from investment operations ........ 1.41 1.97 (2.35) 2.27 1.80 2.16
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.15) (0.05) (0.36) (0.16) (0.09)
Net realized gains ................. — (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ................... (0.10) (0.23) (0.38) (2.48) (0.26) (0.19)
Net asset value, end of period .......... $13.47 $12.16 $10.42 $13.15 $13.36 $11.82
Total return
d
....................... 11.58% 19.07% (17.79)% 17.07% 15.61% 22.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.62% 1.68% 1.89% 2.04% 2.29% 2.75%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.77% 0.75%
g
0.74%
g
0.71%
g
0.67%
g
0.59%
Net investment income
c
............... 0.38% 1.64% 0.94% 1.16% 0.95% 1.40%
Supplemental data
Net assets, end of period (000’s) ........ $1,608 $1,321 $996 $936 $580 $539
Portfolio turnover rate ................ 9.70% 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.49 $10.69 $13.24 $13.43 $11.87 $9.89
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.31 0.15 0.13 0.18 0.22
Net realized and unrealized gains (losses) 1.42 1.77 (2.44) 2.24 1.70 2.01
Total from investment operations ........ 1.48 2.08 (2.29) 2.37 1.88 2.23
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.13) (0.20) (0.09) (0.44) (0.22) (0.15)
Net realized gains ................. — (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ................... (0.13) (0.28) (0.42) (2.56) (0.32) (0.25)
Capital contributions ................. — — 0.16 — — —
Net asset value, end of period .......... $13.84 $12.49 $10.69 $13.24 $13.43 $11.87
Total return
d
....................... 11.85% 19.74% (15.90)%
e
17.72% 16.34% 22.72%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 2.68% 2.37% 0.59% 0.67% 0.87% 1.18%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.22% 0.20%
h
0.15%
h
0.12%
h
0.13%
h
0.04%
Net investment income
c
............... 0.94% 2.64% 1.29% 0.87% 1.57% 1.95%
Supplemental data
Net assets, end of period (000’s) ........ $42 $27 $4 $8 $12,017 $7,296
Portfolio turnover rate ................ 9.70% 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.25 $10.50 $13.22 $13.42 $11.87 $9.90
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.23 0.16 0.24 0.21 0.23
Net realized and unrealized gains (losses) 1.39 1.80 (2.46) 2.11 1.66 1.99
Total from investment operations ........ 1.45 2.03 (2.30) 2.35 1.87 2.22
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.12) (0.20) (0.09) (0.43) (0.22) (0.15)
Net realized gains ................. — (0.08) (0.33) (2.12) (0.10) (0.10)
Total distributions ................... (0.12) (0.28) (0.42) (2.55) (0.32) (0.25)
Net asset value, end of period .......... $13.58 $12.25 $10.50 $13.22 $13.42 $11.87
Total return
d
....................... 11.89% 19.56% (17.30)% 17.60% 16.19% 22.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.11% 1.21% 1.39% 1.54% 1.77% 2.25%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.27% 0.25%
g
0.24%
g
0.21%
g
0.19%
g
0.09%
Net investment income
c
............... 0.86% 2.05% 1.43% 1.61% 1.74% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $689 $579 $519 $505 $378 $134
Portfolio turnover rate ................ 9.70% 29.62% 28.43% 87.74% 32.75% 90.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 15,963 $ 377,764
Domestic Equity 61.7%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 51,229 2,146,003
a
Franklin Growth Fund , Class R6 ........................................ 35,923 5,093,099
a
Franklin U.S. Core Equity (IU) Fund ..................................... 534,943 9,126,125
a
Franklin U.S. Equity Index ETF ......................................... 72,975 3,477,375
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 47,724 2,652,500
iShares MSCI USA Quality Factor ETF ................................... 2,075 354,327
iShares MSCI USA Value Factor ETF .................................... 8,700 900,102
23,749,531
Domestic Fixed Income 2.2%
a
Franklin U.S. Core Bond ETF .......................................... 20,421 431,496
a
Western Asset Core Plus Bond Fund , Class IS ............................. 47,150 432,833
864,329
Foreign Equity 34.0%
a
ClearBridge International Growth Fund , Class IS ............................ 14,585 954,451
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 201,417 2,094,740
a
Franklin International Core Equity (IU) Fund ............................... 500,453 6,170,580
iShares Core MSCI EAFE ETF ......................................... 13,980 1,015,507
a
Templeton Developing Markets Trust , Class R6 ............................. 74,675 1,415,084
a
Templeton Foreign Fund , Class R6 ...................................... 179,462 1,435,696
13,086,058
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 28,862,505 ) ................................................................
38,077,682
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 472,149 472,149
Total Money Market Funds (Cost $ 472,149 ) .....................................
472,149
Total Short Term Investments (Cost $ 472,149 ) ..................................
472,149
a
Total Investments (Cost $ 29,334,654 ) 100.1% ...................................
$38,549,831
Other Assets, less Liabilities (0.1) % ...........................................
(66,663)
Net Assets 100.0% ...........................................................
$38,483,168
See Abbreviations on page 111 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.48 $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.04 0.19 0.14 0.27
Net realized and unrealized gains (losses) ........................ 1.18 1.49 (2.15) 1.58
Total from investment operations ................................. 1.22 1.68 (2.01) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds ............................... (0.07) (0.17) (0.07) (0.32)
Net realized gains .......................................... (—)
e
(0.03) (0.18) (0.27)
Total distributions ............................................ (0.07) (0.20) (0.25) (0.59)
Net asset value, end of period ................................... $11.63 $10.48 $9.00 $11.26
Total return
f
................................................. 11.63% 18.80% (17.81)% 18.52%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.................. 3.59% 4.63% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
h
................... 0.52% 0.51%
i
0.44%
i
0.21%
Net investment income
d
........................................ 0.64% 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of period (000’s) ................................. $4,766 $3,364 $1,631 $325
Portfolio turnover rate ......................................... 9.83% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.45 $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
................................. (0.01) 0.13 0.07 0.28
Net realized and unrealized gains (losses) ........................ 1.18 1.47 (2.13) 1.56
Total from investment operations ................................. 1.17 1.60 (2.06) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds ............................... (0.04) (0.11) (0.02) (0.32)
Net realized gains .......................................... (—)
e
(0.03) (0.18) (0.27)
Total distributions ............................................ (0.04) (0.14) (0.20) (0.59)
Net asset value, end of period ................................... $11.58 $10.45 $8.99 $11.25
Total return
f
................................................. 11.23% 17.90% (18.23)% 18.43%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.................. 4.33% 5.05% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
h
................... 1.27% 1.27%
i
1.10%
i
0.21%
Net investment income (loss)
d
................................... (0.12)% 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of period (000’s) ................................. $597 $475 $176 $68
Portfolio turnover rate ......................................... 9.83% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.02 0.16 0.09 0.23
Net realized and unrealized gains (losses) ........................ 1.18 1.49 (2.11) 1.61
Total from investment operations ................................. 1.20 1.65 (2.02) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds ............................... (0.06) (0.14) (0.05) (0.32)
Net realized gains .......................................... (—)
e
(0.03) (0.18) (0.27)
Total distributions ............................................ (0.06) (0.17) (0.23) (0.59)
Net asset value, end of period ................................... $11.62 $10.48 $9.00 $11.25
Total return
f
................................................. 11.43% 18.54% (17.91)% 18.42%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.................. 3.84% 4.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
h
................... 0.77% 0.76%
i
0.61%
i
0.21%
Net investment income
d
........................................ 0.39% 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of period (000’s) ................................. $70 $54 $32 $37
Portfolio turnover rate ......................................... 9.83% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.50 $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c ,d
..................................... 0.05 0.20 0.13 0.16
Net realized and unrealized gains (losses) ........................ 1.19 1.50 (2.13) 1.69
Total from investment operations ................................. 1.24 1.70 (2.00) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds ............................... (0.08) (0.19) (0.08) (0.32)
Net realized gains .......................................... (—)
e
(0.03) (0.18) (0.27)
Total distributions ............................................ (0.08) (0.22) (0.26) (0.59)
Capital contributions .......................................... — — 0.02 —
Net asset value, end of period ................................... $11.66 $10.50 $9.02 $11.26
Total return
f
................................................. 11.83% 19.08% (17.45)%
g
18.56%
Ratios to average net assets
h
Expenses before waiver and payments by affiliates
i
................... 2.84% 4.35% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
i
................... 0.22% 0.21% 0.20%
j
0.15%
Net investment income
d
........................................ 0.91% 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of period (000’s) ................................. $12 $11 $9 $11
Portfolio turnover rate ......................................... 9.83% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%.
h
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
i
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2021
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
..................................... 0.05 0.20 0.13 0.20
Net realized and unrealized gains (losses) ........................ 1.18 1.50 (2.12) 1.64
Total from investment operations ................................. 1.23 1.70 (1.99) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds ............................... (0.08) (0.19) (0.08) (0.32)
Net realized gains .......................................... (—)
e
(0.03) (0.18) (0.27)
Total distributions ............................................ (0.08) (0.22) (0.26) (0.59)
Net asset value, end of period ................................... $11.63 $10.48 $9.00 $11.25
Total return
f
................................................. 11.73% 19.07% (17.59)% 18.41%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates
h
.................. 3.33% 4.51% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
h
................... 0.27% 0.25%
i
0.25%
i
0.20%
Net investment income
d
........................................ 0.86% 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of period (000’s) ................................. $1,180 $1,054 $888 $1,096
Portfolio turnover rate ......................................... 9.83% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2024. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 2,669 $ 63,162
Domestic Equity 61.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 8,775 367,599
a
Franklin Growth Fund , Class R6 ........................................ 6,153 872,431
a
Franklin U.S. Core Equity (IU) Fund ..................................... 91,634 1,563,269
a
Franklin U.S. Equity Index ETF ......................................... 12,500 595,645
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 8,155 453,255
iShares MSCI USA Quality Factor ETF ................................... 375 64,035
iShares MSCI USA Value Factor ETF .................................... 1,475 152,604
4,068,838
Domestic Fixed Income 2.2%
a
Franklin U.S. Core Bond ETF .......................................... 3,500 73,955
a
Western Asset Core Plus Bond Fund , Class IS ............................. 8,076 74,137
148,092
Foreign Equity 33.9%
a
ClearBridge International Growth Fund , Class IS ............................ 2,498 163,494
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 34,502 358,818
a
Franklin International Core Equity (IU) Fund ............................... 85,725 1,056,994
iShares Core MSCI EAFE ETF ......................................... 2,389 173,537
a
Templeton Developing Markets Trust , Class R6 ............................. 12,791 242,399
a
Templeton Foreign Fund , Class R6 ...................................... 30,741 245,927
2,241,169
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 5,538,307 ) .................................................................
6,521,261
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 96,918 96,918
Total Money Market Funds (Cost $ 96,918 ) ......................................
96,918
Total Short Term Investments (Cost $ 96,918 ) ...................................
96,918
a
Total Investments (Cost $ 5,635,225 ) 99.9% .....................................
$6,618,179
Other Assets, less Liabilities 0.1% .............................................
6,400
Net Assets 100.0% ...........................................................
$6,624,579
See Abbreviations on page 111 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $8,217,565 $1,322,137 $5,571,840 $3,590,274
Cost - Non-controlled affiliates (Note 3f) ..... 37,240,385 23,390,367 90,806,148 56,431,308
Cost - Unaffiliated repurchase agreements ... — — — 18,105
Value - Unaffiliated issuers ............... $9,088,563 $1,421,300 $6,022,864 $3,938,855
Value - Non-controlled affiliates (Note 3f) ..... 35,459,053 26,030,516 106,927,084 68,138,523
Value - Unaffiliated repurchase agreements ... — — — 18,105
Receivables:
Investment securities sold ................ — 228,288 1,003,463 639,757
Capital shares sold ..................... 44,548 4,173 10,501 12,355
Dividends and interest .................. 13,754 841 2,878 1,453
Affiliates ............................. 19,863 13,842 2,757 8,705
Total assets ....................... 44,625,781 27,698,960 113,969,547 72,757,753
Liabilities:
Payables:
Investment securities purchased ........... — 169,255 940,176 762,070
Capital shares redeemed ................ 20,469 17,113 37,713 4,730
Distribution fees ....................... 10,709 7,163 30,145 21,735
Transfer agent fees ..................... 6,429 3,512 9,756 6,595
Reports to shareholders fees ............. 3,148 3,183 5,379 4,061
Registration and filing fees ............... 7,403 1,583 11,659 289
Professional fees ...................... 12,366 8,135 8,584 9,199
Trustees' fees and expenses .............. 200 193 334 185
Distributions to shareholders .............. — 298 3,119 314
Funds advanced by custodian .............. 2 2 2 2
Accrued expenses and other liabilities ........ 2,171 123 453 208
Total liabilities ...................... 62,897 210,560 1,047,320 809,388
Net assets, at value .............. $44,562,884 $27,488,400 $112,922,227 $71,948,365
Net assets consist of:
Paid-in capital .......................... $49,093,094 $25,876,683 $98,409,087 $62,177,743
Total distributable earnings (losses) .......... (4,530,210) 1,611,717 14,513,140 9,770,622
Net assets, at value .............. $44,562,884 $27,488,400 $112,922,227 $71,948,365

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $37,162,433 $24,019,229 $96,221,498 $55,642,675
Shares outstanding ..................... 3,592,382 2,003,701 7,494,879 4,076,612
Net asset value per share
a,b
............... $10.34 $11.99 $12.84 $13.65
Maximum offering price per share (net asset
value per share ÷ 94.50%)
b
............... $10.94 $12.69 $13.59 $14.44
Class C:
Net assets, at value .................... $3,097,140 $2,541,089 $11,607,616 $11,499,504
Shares outstanding ..................... 303,049 213,708 924,785 858,129
Net asset value and maximum offering price per
share
a,b
.............................. $10.22 $11.89 $12.55 $13.40
Class R:
Net assets, at value .................... $1,391,316 $337,900 $1,690,678 $2,281,620
Shares outstanding ..................... 134,968 28,172 132,251 167,699
Net asset value and maximum offering price per
share
b
............................... $10.31 $11.99 $12.78 $13.61
Class R6:
Net assets, at value .................... $101,502 $7,455 $603,299 $288,575
Shares outstanding ..................... 9,760 605 46,786 20,854
Net asset value and maximum offering price per
share
b
............................... $10.40 $12.32 $12.89 $13.84
Advisor Class:
Net assets, at value .................... $2,810,493 $582,727 $2,799,136 $2,235,991
Shares outstanding ..................... 270,658 48,422 217,380 162,971
Net asset value and maximum offering price per
share
b
............................... $10.38 $12.03 $12.88 $13.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $7,063,386 $3,136,498 $4,965,656 $2,806,916
Cost - Non-controlled affiliates (Note 3f) ..... 102,503,707 42,920,257 69,246,828 37,375,309
Cost - Unaffiliated repurchase agreements ... 73,599 73,750 66,175 24,174
Value - Unaffiliated issuers ............... $7,763,116 $3,445,936 $5,499,314 $3,097,246
Value - Non-controlled affiliates (Note 3f) ..... 130,235,326 55,494,007 94,836,975 50,059,176
Value - Unaffiliated repurchase agreements ... 73,599 73,750 66,175 24,174
Receivables:
Investment securities sold ................ 1,492,282 644,168 1,072,325 538,765
Capital shares sold ..................... 108,426 17,452 26,698 126,959
Dividends and interest .................. 2,076 669 1,160 214
Affiliates ............................. — 9,988 4,885 13,663
Total assets ....................... 139,674,825 59,685,970 101,507,532 53,860,197
Liabilities:
Payables:
Investment securities purchased ........... 1,348,066 628,106 1,152,181 654,164
Capital shares redeemed ................ 60,478 1,623 8,801 2,336
Management & Asset allocation fees ........ 437 — — —
Distribution fees ....................... 38,375 16,825 27,844 15,845
Transfer agent fees ..................... 9,296 11,284 21,910 20,392
Trustees' fees and expenses .............. 271 139 200 139
Distributions to shareholders .............. 6,454 — 2,530 11
Funds advanced by custodian .............. 2 2 2 3
Accrued expenses and other liabilities ........ 38,092 13,055 27,514 13,260
Total liabilities ...................... 1,501,471 671,034 1,240,982 706,150
Net assets, at value .............. $138,173,354 $59,014,936 $100,266,550 $53,154,047
Net assets consist of:
Paid-in capital .......................... $110,990,345 $46,437,891 $74,436,977 $40,586,710
Total distributable earnings (losses) .......... 27,183,009 12,577,045 25,829,573 12,567,337
Net assets, at value .............. $138,173,354 $59,014,936 $100,266,550 $53,154,047

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $112,114,932 $47,807,668 $83,682,665 $40,770,710
Shares outstanding ..................... 7,824,294 3,344,515 5,472,653 2,726,048
Net asset value per share
a,b
............... $14.33 $14.29 $15.29 $14.96
Maximum offering price per share (net asset
value per share ÷ 94.50%)
b
............... $15.16 $15.12 $16.18 $15.83
Class C:
Net assets, at value .................... $16,296,735 $8,033,571 $12,387,504 $8,559,908
Shares outstanding ..................... 1,177,958 576,478 846,399 582,585
Net asset value and maximum offering price per
share
a,b
.............................. $13.83 $13.94 $14.64 $14.69
Class R:
Net assets, at value .................... $5,262,477 $1,253,271 $1,708,383 $2,157,218
Shares outstanding ..................... 367,801 87,698 112,422 143,976
Net asset value and maximum offering price per
share
b
............................... $14.31 $14.29 $15.20 $14.98
Class R6:
Net assets, at value .................... $183,743 $299,217 $762,698 $99,199
Shares outstanding ..................... 12,674 20,734 47,654 6,565
Net asset value and maximum offering price per
share
b
............................... $14.50 $14.43 $16.00 $15.11
Advisor Class:
Net assets, at value .................... $4,315,467 $1,621,209 $1,725,300 $1,567,012
Shares outstanding ..................... 297,295 112,594 111,515 103,782
Net asset value and maximum offering price per
share
b
............................... $14.52 $14.40 $15.47 $15.10
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,043,514 $359,987
Cost - Non-controlled affiliates (Note 3f) ....................................... 27,291,140 5,275,238
Value - Unaffiliated issuers ................................................. $2,269,936 $390,176
Value - Non-controlled affiliates (Note 3f) ....................................... 36,279,895 6,228,003
Cash ................................................................... 15,809 —
Receivables:
Investment securities sold .................................................. 384,548 54,845
Capital shares sold ....................................................... 22,869 9,397
Dividends and interest .................................................... 111 18
Affiliates ............................................................... 40,320 109,925
Total assets ......................................................... 39,013,488 6,792,364
Liabilities:
Payables:
Investment securities purchased ............................................. 482,552 84,899
Capital shares redeemed .................................................. 1,120 1,563
Distribution fees ......................................................... 12,745 1,461
Transfer agent fees ....................................................... 21,716 3,832
Reports to shareholders fees ............................................... 3,757 8,214
Registration and filing fees ................................................. 9 52,578
Professional fees ........................................................ 8,203 11,594
Trustees' fees and expenses ................................................ 129 114
Distributions to shareholders ................................................ 17 3,446
Funds advanced by custodian ................................................ — 2
Accrued expenses and other liabilities .......................................... 72 82
Total liabilities ........................................................ 530,320 167,785
Net assets, at value ................................................ $38,483,168 $6,624,579
Net assets consist of:
Paid-in capital ............................................................ $29,665,924 $5,768,700
Total distributable earnings (losses) ............................................ 8,817,244 855,879
Net assets, at value ................................................ $38,483,168 $6,624,579

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $28,395,827 $4,765,779
Shares outstanding ....................................................... 2,095,743 409,692
Net asset value per share
a,b
................................................. $13.55 $11.63
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $14.34 $12.31
Class C:
Net assets, at value ...................................................... $7,748,424 $596,739
Shares outstanding ....................................................... 587,914 51,529
Net asset value and maximum offering price per share
a,b
........................... $13.18 $11.58
Class R:
Net assets, at value ...................................................... $1,608,104 $69,760
Shares outstanding ....................................................... 119,389 6,003
Net asset value and maximum offering price per share
b
............................ $13.47 $11.62
Class R6:
Net assets, at value ...................................................... $42,273 $11,874
Shares outstanding ....................................................... 3,054 1,018
Net asset value and maximum offering price per share
b
............................ $13.84 $11.66
Advisor Class:
Net assets, at value ...................................................... $688,540 $1,180,427
Shares outstanding ....................................................... 50,704 101,482
Net asset value and maximum offering price per share
b
............................ $13.58 $11.63
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $220,783 $24,092 $95,043 $56,519
Non-controlled affiliates (Note 3f) .......... 886,974 322,504 1,151,846 623,545
Interest:
Unaffiliated issuers ..................... 83,412 1,457 4,030 2,769
Total investment income ................ 1,191,169 348,053 1,250,919 682,833
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 56,052 35,650 141,076 85,302
Distribution fees: (Note 3c )
    Class A ............................. 46,614 30,848 120,068 66,594
    Class C ............................. 15,741 14,247 58,352 54,433
    Class R ............................. 3,270 946 4,351 4,707
Transfer agent fees: (Note 3e )
    Class A ............................. 21,913 11,930 48,053 32,627
    Class C ............................. 1,849 1,386 5,833 6,658
    Class R ............................. 768 184 872 1,138
    Class R6 ............................ 105 45 136 203
    Advisor Class ......................... 1,756 293 1,410 1,177
Custodian fees .......................... 27 50 143 65
Reports to shareholders fees ............... 4,434 2,993 6,132 5,238
Registration and filing fees ................. 37,471 38,126 41,023 37,663
Professional fees ........................ 21,945 18,527 18,669 18,802
Trustees' fees and expenses ............... 394 311 819 489
Other ................................. 11,535 11,099 11,236 11,370
Total expenses ...................... 223,874 166,635 458,173 326,466
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (147,064) (86,322) (137,184) (113,565)
Net expenses ...................... 76,810 80,313 320,989 212,901
Net investment income ............. 1,114,359 267,740 929,930 469,932
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 252,113 (111,723) (315,906) (124,091)
Non-controlled affiliates (Note 3f) ......... (435,200) 392,615 1,445,716 379,400
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... — 189 921 678
Net realized gain (loss) ............... (183,087) 281,081 1,130,731 255,987
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 311,750 143,022 464,858 226,272
Non-controlled affiliates (Note 3f) ......... 508,861 735,713 4,453,193 4,032,096
Net change in unrealized appreciation
(depreciation) ...................... 820,611 878,735 4,918,051 4,258,368
Net realized and unrealized gain (loss) ......... 637,524 1,159,816 6,048,782 4,514,355
Net increase (decrease) in net assets resulting from
operations ............................... $1,751,883 $1,427,556 $6,978,712 $4,984,287

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $104,138 $43,531 $60,057 $32,300
Non-controlled affiliates (Note 3f) .......... 1,050,102 384,334 562,632 238,659
Interest:
Unaffiliated issuers ..................... 4,535 2,285 2,958 2,673
Total investment income ................ 1,158,775 430,150 625,647 273,632
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 164,994 69,913 118,530 58,423
Distribution fees: (Note 3c )
    Class A ............................. 133,688 56,490 98,882 43,570
    Class C ............................. 80,972 38,801 59,314 41,528
    Class R ............................. 11,599 2,968 3,990 5,083
Transfer agent fees: (Note 3e )
    Class A ............................. 59,871 33,872 61,418 41,446
    Class C ............................. 9,115 5,848 9,217 9,954
    Class R ............................. 2,577 890 1,237 2,425
    Class R6 ............................ 203 77 242 185
    Advisor Class ......................... 2,259 1,125 1,266 1,726
Custodian fees .......................... 110 44 60 25
Reports to shareholders fees ............... 6,538 5,295 6,363 5,394
Registration and filing fees ................. 43,825 37,689 39,265 37,685
Professional fees ........................ 18,730 18,566 19,763 18,501
Trustees' fees and expenses ............... 870 397 632 350
Other ................................. 11,289 11,284 10,700 10,730
Total expenses ...................... 546,640 283,259 430,879 277,025
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (149,504) (107,172) (137,950) (123,645)
Net expenses ...................... 397,136 176,087 292,929 153,380
Net investment income ............. 761,639 254,063 332,718 120,252
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (165,366) (26,341) 35,704 16,248
Non-controlled affiliates (Note 3f) ......... 769,871 241,412 633,700 48,145
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 1,482 703 1,317 741
Net realized gain (loss) ............... 605,987 215,774 670,721 65,134
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 388,779 133,236 162,896 86,252
Non-controlled affiliates (Note 3f) ......... 9,348,355 4,593,979 8,513,518 4,790,914
Net change in unrealized appreciation
(depreciation) ...................... 9,737,134 4,727,215 8,676,414 4,877,166
Net realized and unrealized gain (loss) ......... 10,343,121 4,942,989 9,347,135 4,942,300
Net increase (decrease) in net assets resulting from
operations ............................... $11,104,760 $5,197,052 $9,679,853 $5,062,552

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $26,161 $4,180
Non-controlled affiliates (Note 3 f ) ............................................ 175,768 28,681
Total investment income .................................................. 201,929 32,861
Expenses:
Management fees (Note 3 a ) .................................................. 44,782 7,116
Distribution fees: (Note 3c )
    Class A ............................................................... 32,828 4,966
    Class C ............................................................... 37,171 2,672
    Class R ............................................................... 3,651 144
Transfer agent fees: (Note 3e )
    Class A ............................................................... 42,165 11,819
    Class C ............................................................... 11,987 1,600
    Class R ............................................................... 2,337 171
    Class R6 .............................................................. 354 6
    Advisor Class ........................................................... 1,011 3,366
Custodian fees ............................................................ 25 4
Reports to shareholders fees ................................................. 5,454 6,851
Registration and filing fees ................................................... 61,945 34,147
Professional fees .......................................................... 18,452 18,270
Trustees' fees and expenses ................................................. 294 135
Pricing fees .............................................................. 5,740 5,814
Other ................................................................... 5,016 5,588
Total expenses ........................................................ 273,212 102,669
Expenses waived/paid by affiliates (Note 3 f and  3 g ) ............................. (151,294) (87,203)
Net expenses ........................................................ 121,918 15,466
Net investment income ............................................... 80,011 17,395
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 14,234 2,017
Non-controlled affiliates (Note 3 f ) ........................................... 45,181 (11,031)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ........................................... 542 93
Net realized gain (loss) ................................................. 59,957 (8,921)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 66,102 10,113
Non-controlled affiliates (Note 3 f ) ........................................... 3,729,608 601,855
Net change in unrealized appreciation (depreciation) ........................... 3,795,710 611,968
Net realized and unrealized gain (loss) ........................................... 3,855,667 603,047
Net increase (decrease) in net assets resulting from operations ......................... $3,935,678 $620,442

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,114,359 $2,393,575 $267,740 $725,986
Net realized gain (loss) ............ (183,087) (1,416,333) 281,081 (530,393)
Net change in unrealized appreciation
(depreciation) ................. 820,611 4,061,374 878,735 3,462,550
Net increase (decrease) in net
assets resulting from operations . 1,751,883 5,038,616 1,427,556 3,658,143
Distributions to shareholders:
Class A ........................ (777,102) (1,988,182) (413,074) (707,742)
Class C ........................ (53,700) (158,840) (36,257) (69,368)
Class R ........................ (25,166) (82,164) (5,824) (14,856)
Class R6 ....................... (2,256) (4,787) (134) (898)
Advisor Class ................... (64,598) (164,258) (10,353) (20,685)
Total distributions to shareholders ..... (922,822) (2,398,231) (465,642) (813,549)
Capital share transactions: (Note 2 )
Class A ........................ (1,701,559) (931,858) (3,080,767) (3,626,232)
Class C ........................ (376,792) (948,086) (965,649) (704,393)
Class R ........................ (272,461) (198,695) (64,574) (318,937)
Class R6 ....................... (4,197) 28,046 (11,135) 12,913
Advisor Class ................... (883,170) 1,009,444 (167,064) 46,187
Total capital share transactions ....... (3,238,179) (1,041,149) (4,289,189) (4,590,462)
Net increase (decrease) in net
assets ..................... (2,409,118) 1,599,236 (3,327,275) (1,745,868)
Net assets:
Beginning of period ................ 46,972,002 45,372,766 30,815,675 32,561,543
End of period ..................... $44,562,884 $46,972,002 $27,488,400 $30,815,675

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $929,930 $2,562,803 $469,932 $1,286,367
Net realized gain (loss) ............ 1,130,731 (1,504,490) 255,987 (184,615)
Net change in unrealized appreciation
(depreciation) ................. 4,918,051 13,438,095 4,258,368 7,326,846
Net increase (decrease) in net
assets resulting from operations . 6,978,712 14,496,408 4,984,287 8,428,598
Distributions to shareholders:
Class A ........................ (1,159,691) (2,684,010) (723,620) (1,026,209)
Class C ........................ (103,640) (246,946) (114,206) (143,083)
Class R ........................ (19,342) (47,499) (25,257) (25,059)
Class R6 ....................... (7,957) (19,284) (4,045) (2,507)
Advisor Class ................... (36,807) (83,704) (29,049) (41,720)
Total distributions to shareholders ..... (1,327,437) (3,081,443) (896,177) (1,238,578)
Capital share transactions: (Note 2 )
Class A ........................ (5,248,347) (10,100,474) 876,367 1,846,679
Class C ........................ (900,063) (1,388,211) 505,703 (465,290)
Class R ........................ (169,227) (365,719) 559,391 137,586
Class R6 ....................... 7,788 (172,542) 27,723 179,091
Advisor Class ................... (250,620) 64,371 188,443 (42,837)
Total capital share transactions ....... (6,560,469) (11,962,575) 2,157,627 1,655,229
Net increase (decrease) in net
assets ..................... (909,194) (547,610) 6,245,737 8,845,249
Net assets:
Beginning of period ................ 113,831,421 114,379,031 65,702,628 56,857,379
End of period ..................... $112,922,227 $113,831,421 $71,948,365 $65,702,628

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $761,639 $2,444,096 $254,063 $900,463
Net realized gain (loss) ............ 605,987 (375,415) 215,774 184,581
Net change in unrealized appreciation
(depreciation) ................. 9,737,134 15,824,328 4,727,215 6,436,848
Net increase (decrease) in net
assets resulting from operations . 11,104,760 17,893,009 5,197,052 7,521,892
Distributions to shareholders:
Class A ........................ (910,339) (2,737,263) (482,540) (970,541)
Class C ........................ (83,379) (327,711) (56,551) (141,391)
Class R ........................ (36,526) (100,870) (11,289) (22,949)
Class R6 ....................... (1,717) (3,575) (3,390) (7,338)
Advisor Class ................... (38,697) (112,245) (17,979) (35,694)
Total distributions to shareholders ..... (1,070,658) (3,281,664) (571,749) (1,177,913)
Capital share transactions: (Note 2 )
Class A ........................ 1,046,531 65,682 990,036 5,908,266
Class C ........................ (1,281,553) (48,205) (342,400) 88,937
Class R ........................ 762,721 (233,093) 34,679 (131,516)
Class R6 ....................... 10,781 52,951 3,196 25,828
Advisor Class ................... 74,306 (3,770) 67,844 108,972
Total capital share transactions ....... 612,786 (166,435) 753,355 6,000,487
Net increase (decrease) in net
assets ..................... 10,646,888 14,444,910 5,378,658 12,344,466
Net assets:
Beginning of period ................ 127,526,466 113,081,556 53,636,278 41,291,812
End of period ..................... $138,173,354 $127,526,466 $59,014,936 $53,636,278

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $332,718 $1,507,756 $120,252 $658,693
Net realized gain (loss) ............ 670,721 (231,759) 65,134 54,402
Net change in unrealized appreciation
(depreciation) ................. 8,676,414 12,807,423 4,877,166 5,996,501
Net increase (decrease) in net
assets resulting from operations . 9,679,853 14,083,420 5,062,552 6,709,596
Distributions to shareholders:
Class A ........................ (583,229) (1,690,040) (307,856) (535,517)
Class C ........................ (50,370) (193,731) (54,573) (85,725)
Class R ........................ (10,138) (41,916) (15,214) (27,380)
Class R6 ....................... (6,032) (1,930) (909) (1,927)
Advisor Class ................... (13,596) (39,398) (14,030) (24,644)
Total distributions to shareholders ..... (663,365) (1,967,015) (392,582) (675,193)
Capital share transactions: (Note 2 )
Class A ........................ 956,555 3,077,971 5,505,392 2,741,585
Class C ........................ (148,573) (685,727) (211,322) 247,400
Class R ........................ (442,362) (456,233) 85,462 (4,202)
Class R6 ....................... 563,828 118,645 (787) 74,527
Advisor Class ................... (6,175) 86,089 91,677 171,195
Total capital share transactions ....... 923,273 2,140,745 5,470,422 3,230,505
Net increase (decrease) in net
assets ..................... 9,939,761 14,257,150 10,140,392 9,264,908
Net assets:
Beginning of period ................ 90,326,789 76,069,639 43,013,655 33,748,747
End of period ..................... $100,266,550 $90,326,789 $53,154,047 $43,013,655

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $80,011 $496,944 $17,395 $75,155
Net realized gain (loss) ............ 59,957 (110,244) (8,921) (61,061)
Net change in unrealized appreciation
(depreciation) ................. 3,795,710 4,723,501 611,968 663,878
Net increase (decrease) in net
assets resulting from operations . 3,935,678 5,110,201 620,442 677,972
Distributions to shareholders:
Class A ........................ (224,396) (473,348) (25,159) (56,383)
Class C ........................ (48,987) (103,640) (2,065) (4,549)
Class R ........................ (10,860) (21,663) (298) (764)
Class R6 ....................... (378) (261) (82) (227)
Advisor Class ................... (6,109) (14,390) (7,931) (22,018)
Total distributions to shareholders ..... (290,730) (613,302) (35,535) (83,941)
Capital share transactions: (Note 2 )
Class A ........................ 1,512,747 3,767,353 995,202 1,343,244
Class C ........................ (239,955) 347,507 66,646 251,048
Class R ........................ 138,745 153,371 9,821 15,875
Class R6 ....................... 11,739 19,976 209 —
Advisor Class ................... 44,813 (24,944) 10,316 17,602
Total capital share transactions ....... 1,468,089 4,263,263 1,082,194 1,627,769
Net increase (decrease) in net
assets ..................... 5,113,037 8,760,162 1,667,101 2,221,800
Net assets:
Beginning of period ................ 33,370,131 24,609,969 4,957,478 2,735,678
End of period ..................... $38,483,168 $33,370,131 $6,624,579 $4,957,478

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
84
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1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
85
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b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 28, 2024.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
86
franklintempleton.com
Semiannual Report
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 168,001 $1,722,117 181,005 $2,147,171
Shares issued in reinvestment of distributions .......... 74,406 760,311 34,447 412,184
Shares redeemed ............................... (409,603) (4,183,987) (478,521) (5,640,122)
Net increase (decrease) .......................... (167,196) $(1,701,559) (263,069) $(3,080,767)
Year ended December 31, 2023
Shares sold
a
................................... 835,256 $8,203,333 339,543 $3,701,430
Shares issued in reinvestment of distributions .......... 196,562 1,947,041 63,897 702,720
Shares redeemed ............................... (1,129,020) (11,082,232) (735,451) (8,030,382)
Net increase (decrease) .......................... (97,202) $(931,858) (332,011) $(3,626,232)
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
87
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Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 28,175 $286,164 10,118 $117,257
Shares issued in reinvestment of distributions .......... 5,301 53,515 3,056 36,257
Shares redeemed
a
.............................. (70,926) (716,471) (96,272) (1,119,163)
Net increase (decrease) .......................... (37,450) $(376,792) (83,098) $(965,649)
Year ended December 31, 2023
Shares sold ................................... 88,261 $855,031 102,146 $1,099,927
Shares issued in reinvestment of distributions .......... 16,025 157,043 6,356 69,110
Shares redeemed
a
.............................. (201,025) (1,960,160) (173,286) (1,873,430)
Net increase (decrease) .......................... (96,739) $(948,086) (64,784) $(704,393)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 25,061 $257,301 10,217 $118,543
Shares issued in reinvestment of distributions .......... 2,471 25,166 487 5,824
Shares redeemed ............................... (54,888) (554,928) (16,339) (188,941)
Net increase (decrease) .......................... (27,356) $(272,461) (5,635) $(64,574)
Year ended December 31, 2023
Shares sold ................................... 18,280 $178,833 50,086 $543,698
Shares issued in reinvestment of distributions .......... 8,287 81,853 1,358 14,856
Shares redeemed ............................... (47,060) (459,381) (79,085) (877,491)
Net increase (decrease) .......................... (20,493) $(198,695) (27,641) $(318,937)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... — $— 179 $2,200
Shares issued in reinvestment of distributions .......... 218 2,239 11 134
Shares redeemed ............................... (631) (6,436) (1,122) (13,469)
Net increase (decrease) .......................... (413) $(4,197) (932) $(11,135)
Year ended December 31, 2023
Shares sold ................................... 9,983 $97,654 3,257 $36,533
Shares issued in reinvestment of distributions .......... 188 1,907 69 782
Shares redeemed ............................... (6,959) (71,515) (2,147) (24,402)
Net increase (decrease) .......................... 3,212 $28,046 1,179 $12,913
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
88
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Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 7,373 $75,332 3,536 $41,721
Shares issued in reinvestment of distributions .......... 6,092 62,470 862 10,353
Shares redeemed ............................... (99,784) (1,020,972) (18,618) (219,138)
Net increase (decrease) .......................... (86,319) $(883,170) (14,220) $(167,064)
Year ended December 31, 2023
Shares sold ................................... 184,774 $1,790,123 19,484 $215,206
Shares issued in reinvestment of distributions .......... 15,963 158,996 1,872 20,685
Shares redeemed ............................... (94,479) (939,675) (17,144) (189,704)
Net increase (decrease) .......................... 106,258 $1,009,444 4,212 $46,187
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 466,022 $5,836,829 394,273 $5,238,204
Shares issued in reinvestment of distributions .......... 90,395 1,156,532 53,272 722,974
Shares redeemed ............................... (977,065) (12,241,708) (383,162) (5,084,811)
Net increase (decrease) .......................... (420,648) $(5,248,347) 64,383 $876,367
Year ended December 31, 2023
Shares sold
a
................................... 2,400,842 $27,476,419 1,369,146 $16,363,899
Shares issued in reinvestment of distributions .......... 228,586 2,664,079 84,183 1,018,795
Shares redeemed ............................... (3,500,664) (40,240,972) (1,301,358) (15,536,015)
Net increase (decrease) .......................... (871,236) $(10,100,474) 151,971 $1,846,679
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 72,981 $893,284 90,753 $1,181,881
Shares issued in reinvestment of distributions .......... 8,279 103,551 8,577 114,206
Shares redeemed
a
.............................. (155,123) (1,896,898) (60,349) (790,384)
Net increase (decrease) .......................... (73,863) $(900,063) 38,981 $505,703
Year ended December 31, 2023
Shares sold ................................... 439,839 $4,914,549 329,021 $3,849,922
Shares issued in reinvestment of distributions .......... 21,672 246,938 12,102 143,083
Shares redeemed
a
.............................. (585,722) (6,549,698) (380,644) (4,458,295)
Net increase (decrease) .......................... (124,211) $(1,388,211) (39,521) $(465,290)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 12,429 $155,044 45,384 $606,384
Shares issued in reinvestment of distributions .......... 1,519 19,342 1,866 25,257
Shares redeemed ............................... (27,949) (343,613) (5,420) (72,250)
Net increase (decrease) .......................... (14,001) $(169,227) 41,830 $559,391
Year ended December 31, 2023
Shares sold ................................... 78,928 $898,012 89,893 $1,057,456
Shares issued in reinvestment of distributions .......... 4,092 47,499 2,076 25,058
Shares redeemed ............................... (114,389) (1,311,230) (79,731) (944,928)
Net increase (decrease) .......................... (31,369) $(365,719) 12,238 $137,586
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 297 $3,802 1,813 $24,226
Shares issued in reinvestment of distributions .......... 619 7,957 294 4,045
Shares redeemed ............................... (323) (3,971) (40) (548)
Net increase (decrease) .......................... 593 $7,788 2,067 $27,723
Year ended December 31, 2023
Shares sold ................................... 2,227 $25,525 14,266 $177,241
Shares issued in reinvestment of distributions .......... 1,647 19,284 202 2,507
Shares redeemed ............................... (18,151) (217,351) (55) (657)
Net increase (decrease) .......................... (14,277) $(172,542) 14,413 $179,091
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 8,829 $110,881 30,208 $411,559
Shares issued in reinvestment of distributions .......... 2,649 33,993 2,118 28,912
Shares redeemed ............................... (31,700) (395,494) (19,237) (252,028)
Net increase (decrease) .......................... (20,222) $(250,620) 13,089 $188,443
Year ended December 31, 2023
Shares sold ................................... 79,358 $917,994 33,773 $420,460
Shares issued in reinvestment of distributions .......... 6,635 77,568 3,392 41,310
Shares redeemed ............................... (80,609) (931,191) (41,510) (504,607)
Net increase (decrease) .......................... 5,384 $64,371 (4,345) $(42,837)
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Semiannual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 573,778 $7,978,300 293,380 $4,051,416
Shares issued in reinvestment of distributions .......... 63,229 902,301 33,784 482,540
Shares redeemed ............................... (564,202) (7,834,070) (257,331) (3,543,920)
Net increase (decrease) .......................... 72,805 $1,046,531 69,833 $990,036
Year ended December 31, 2023
Shares sold
a
................................... 2,616,276 $32,169,187 1,184,077 $14,408,801
Shares issued in reinvestment of distributions .......... 213,559 2,707,534 76,617 964,593
Shares redeemed ............................... (2,829,631) (34,811,039) (778,828) (9,465,128)
Net increase (decrease) .......................... 204 $65,682 481,866 $5,908,266
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 131,864 $1,756,693 45,282 $608,898
Shares issued in reinvestment of distributions .......... 6,047 83,359 4,055 56,551
Shares redeemed
a
.............................. (234,598) (3,121,605) (75,841) (1,007,849)
Net increase (decrease) .......................... (96,687) $(1,281,553) (26,504) $(342,400)
Year ended December 31, 2023
Shares sold ................................... 628,803 $7,497,562 310,298 $3,674,205
Shares issued in reinvestment of distributions .......... 26,703 327,647 11,488 141,115
Shares redeemed
a
.............................. (661,114) (7,873,414) (315,357) (3,726,383)
Net increase (decrease) .......................... (5,608) $(48,205) 6,429 $88,937
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 64,274 $894,317 10,586 $146,177
Shares issued in reinvestment of distributions .......... 2,562 36,526 790 11,289
Shares redeemed ............................... (11,971) (168,122) (8,887) (122,787)
Net increase (decrease) .......................... 54,865 $762,721 2,489 $34,679
Year ended December 31, 2023
Shares sold ................................... 96,198 $1,184,524 56,519 $685,734
Shares issued in reinvestment of distributions .......... 7,966 100,869 1,821 22,949
Shares redeemed ............................... (121,972) (1,518,486) (70,003) (840,199)
Net increase (decrease) .......................... (17,808) $(233,093) (11,663) $(131,516)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 708 $10,008 — $—
Shares issued in reinvestment of distributions .......... 119 1,717 235 3,390
Shares redeemed ............................... (69) (944) (14) (194)
Net increase (decrease) .......................... 758 $10,781 221 $3,196
Year ended December 31, 2023
Shares sold ................................... 5,516 $68,918 2,371 $28,646
Shares issued in reinvestment of distributions .......... 277 3,575 579 7,338
Shares redeemed ............................... (1,577) (19,542) (812) (10,156)
Net increase (decrease) .......................... 4,216 $52,951 2,138 $25,828
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 19,692 $276,578 9,033 $123,430
Shares issued in reinvestment of distributions .......... 2,615 37,810 1,250 17,979
Shares redeemed ............................... (17,338) (240,082) (5,637) (73,565)
Net increase (decrease) .......................... 4,969 $74,306 4,646 $67,844
Year ended December 31, 2023
Shares sold ................................... 98,969 $1,244,920 30,118 $375,081
Shares issued in reinvestment of distributions .......... 8,502 109,069 2,810 35,598
Shares redeemed ............................... (109,109) (1,357,759) (24,879) (301,707)
Net increase (decrease) .......................... (1,638) $(3,770) 8,049 $108,972
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 421,934 $6,215,730 484,704 $7,056,694
Shares issued in reinvestment of distributions .......... 38,148 577,711 20,898 307,919
Shares redeemed ............................... (396,632) (5,836,886) (130,000) (1,859,221)
Net increase (decrease) .......................... 63,450 $956,555 375,602 $5,505,392
Year ended December 31, 2023
Shares sold
a
................................... 1,610,491 $20,528,901 728,260 $8,988,442
Shares issued in reinvestment of distributions .......... 126,180 1,663,537 42,196 533,827
Shares redeemed ............................... (1,497,714) (19,114,467) (549,618) (6,780,684)
Net increase (decrease) .......................... 238,957 $3,077,971 220,838 $2,741,585
Class C
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 77,822 $1,086,770 53,110 $741,683
Shares issued in reinvestment of distributions .......... 3,504 50,334 3,792 54,573
Shares redeemed
a
.............................. (92,168) (1,285,677) (71,681) (1,007,578)
Net increase (decrease) .......................... (10,842) $(148,573) (14,779) $(211,322)
Year ended December 31, 2023
Shares sold ................................... 394,408 $4,817,157 217,561 $2,642,161
Shares issued in reinvestment of distributions .......... 15,378 193,580 6,959 85,688
Shares redeemed
a
.............................. (467,844) (5,696,464) (204,403) (2,480,449)
Net increase (decrease) .......................... (58,058) $(685,727) 20,117 $247,400
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 13,019 $189,617 13,861 $197,571
Shares issued in reinvestment of distributions .......... 675 10,138 1,035 15,214
Shares redeemed ............................... (46,696) (642,117) (8,868) (127,323)
Net increase (decrease) .......................... (33,002) $(442,362) 6,028 $85,462
Year ended December 31, 2023
Shares sold ................................... 41,752 $530,779 51,131 $631,433
Shares issued in reinvestment of distributions .......... 3,201 41,916 2,162 27,328
Shares redeemed ............................... (82,085) (1,028,928) (54,363) (662,963)
Net increase (decrease) .......................... (37,132) $(456,233) (1,070) $(4,202)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 38,493 $570,051 307 $4,410
Shares issued in reinvestment of distributions .......... 380 6,032 61 909
Shares redeemed ............................... (818) (12,255) (440) (6,106)
Net increase (decrease) .......................... 38,055 $563,828 (72) $(787)
Year ended December 31, 2023
Shares sold ................................... 65,518 $878,626 7,107 $85,663
Shares issued in reinvestment of distributions .......... 131 1,830 142 1,820
Shares redeemed ............................... (57,230) (761,811) (1,001) (12,956)
Net increase (decrease) .......................... 8,419 $118,645 6,248 $74,527
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 10,486 $156,176 5,425 $78,235
Shares issued in reinvestment of distributions .......... 886 13,596 942 14,030
Shares redeemed ............................... (11,795) (175,947) (40) (588)
Net increase (decrease) .......................... (423) $(6,175) 6,327 $91,677
Year ended December 31, 2023
Shares sold ................................... 21,444 $279,870 13,879 $175,508
Shares issued in reinvestment of distributions .......... 2,953 39,398 1,926 24,644
Shares redeemed ............................... (17,806) (233,179) (2,333) (28,957)
Net increase (decrease) .......................... 6,591 $86,089 13,472 $171,195
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 310,552 $4,005,296 111,672 $1,246,719
Shares issued in reinvestment of distributions .......... 16,821 224,396 2,188 25,159
Shares redeemed ............................... (210,474) (2,716,945) (25,104) (276,676)
Net increase (decrease) .......................... 116,899 $1,512,747 88,756 $995,202
Year ended December 31, 2023
Shares sold
a
................................... 684,806 $7,653,011 174,331 $1,674,861
Shares issued in reinvestment of distributions .......... 41,241 473,386 5,649 56,184
Shares redeemed ............................... (389,876) (4,359,044) (40,237) (387,801)
Net increase (decrease) .......................... 336,171 $3,767,353 139,743 $1,343,244
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 63,323 $788,838 12,868 $142,304
Shares issued in reinvestment of distributions .......... 3,795 48,987 182 2,065
Shares redeemed
a
.............................. (86,881) (1,077,780) (6,987) (77,723)
Net increase (decrease) .......................... (19,763) $(239,955) 6,063 $66,646
Year ended December 31, 2023
Shares sold ................................... 191,868 $2,085,563 28,613 $276,288
Shares issued in reinvestment of distributions .......... 9,322 103,557 444 4,409
Shares redeemed
a
.............................. (168,843) (1,841,613) (3,124) (29,649)
Net increase (decrease) .......................... 32,347 $347,507 25,933 $251,048
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 27,557 $356,414 1,806 $20,133
Shares issued in reinvestment of distributions .......... 821 10,860 26 298
Shares redeemed ............................... (17,607) (228,529) (1,000) (10,610)
Net increase (decrease) .......................... 10,771 $138,745 832 $9,821
Year ended December 31, 2023
Shares sold ................................... 66,587 $738,504 4,514 $43,167
Shares issued in reinvestment of distributions .......... 1,899 21,663 59 587
Shares redeemed ............................... (55,471) (606,796) (2,945) (27,879)
Net increase (decrease) .......................... 13,015 $153,371 1,628 $15,875
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 1,070 $13,720 18 $209
Shares issued in reinvestment of distributions .......... 24 327 — —
Shares redeemed ............................... (173) (2,308) — —
Net increase (decrease) .......................... 921 $11,739 18 $209
Year ended December 31, 2023
Shares sold ................................... 1,739 $20,080 — $—
Shares issued in reinvestment of distributions .......... 12 145 — —
Shares redeemed ............................... (22) (249) — —
Net increase (decrease) .......................... 1,729 $19,976 — $—
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2024
Shares sold ................................... 3,019 $39,245 965 $10,774
Shares issued in reinvestment of distributions .......... 456 6,109 35 404
Shares redeemed ............................... (42) (541) (75) (862)
Net increase (decrease) .......................... 3,433 $44,813 925 $10,316
Year ended December 31, 2023
Shares sold ................................... 16,363 $183,253 1,840 $17,555
Shares issued in reinvestment of distributions .......... 1,250 14,390 77 773
Shares redeemed ............................... (19,791) (222,587) (74) (726)
Net increase (decrease) .......................... (2,178) $(24,944) 1,843 $17,602
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,227 $298 $3,878 $8,169
CDSC retained ........................... $13 $131 $198 $1,585
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $10,534 $7,010 $11,631 $12,170
CDSC retained ........................... $1,335 $474 $589 $643
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $10,117 $3,775
CDSC retained ............................................................. $982 $77
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $15,901 $9,299 $34,109 $28,726
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2024, were as follows:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $48,148 $31,245 $49,895 $40,287
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $42,391 $15,072
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,313,314 $ 62,877 $ (195,868) $ (49,592) $ (156,355) $ 1,974,376 231,734 $ 42,286
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 5,526,588 154,925 (511,406) 2,565 415,949 5,588,621 239,239 99,839
Franklin High Yield Corporate ETF 2,055,805 18,939 (187,890) (24,030) 45,357 1,908,181 80,480 53,869
Franklin International Core Dividend
Tilt Index ETF ............. 1,316,440 12,257 (122,924) 6,785 13,616 1,226,174 39,225 34,014
Franklin Investment Grade
Corporate ETF ............ 2,661,486 24,300 (240,189) (67,818) 875 2,378,654 112,679 49,405
Franklin U.S. Core Bond ETF ... 5,208,669 47,485 (463,733) (89,763) (28,829) 4,673,829 221,194 82,872
Franklin U.S. Core Equity (IU) Fund 1,084,545 19,151 (105,223) 26,922 170,914 1,196,309 70,124 6,935
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,133,651 80,507 (276,834) (48,612) (35,389) 2,853,323 568,391 51,273
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 1,101,739 4,000,105 (4,036,069) — — 1,065,775 1,065,775 25,852
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 487,991 $ 5,817 $ (42,919) $ (10,703) $ 40,821 $ 481,007 25,383 $ —
Templeton Foreign Fund, Class R6 1,008,454 10,387 (89,543) 8,989 5,362 943,649 117,956 —
Western Asset Income Fund, Class
IS ..................... 6,817,371 316,289 (611,495) (133,848) 2,339 6,390,656 1,270,508 255,876
Western Asset Short Duration High
Income Fund, Class I ........ 5,025,310 230,099 (455,016) (56,095) 34,201 4,778,499 999,686 184,753
Total Non-Controlled Affiliates $37,741,363 $4,983,138 $(7,339,109) $(435,200) $508,861 $35,459,053 $886,974
Total Affiliated Securities .... $37,741,363 $4,983,138 $(7,339,109) $(435,200) $508,861 $35,459,053 $886,974
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,087,048 177,965 (166,887) (46,975) (51,337) 999,814 117,349 20,962
ClearBridge International Growth
Fund, Class IS ............ 381,221 5,779 (84,028) 4,796 20,805 328,573 5,021 —
ClearBridge Large Cap Value Fund,
Class IS ................. 852,285 47,550 (186,697) 23,795 1,860 738,793 17,636 5,684
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 824,345 36,942 (205,240) (14,192) 79,936 721,791 69,403 2,753
Franklin Growth Fund, Class R6 . 2,033,799 31,164 (572,160) 224,881 35,557 1,753,241 12,366 —
Franklin High Yield Corporate ETF 558,177 41,379 (89,862) (9,151) 14,865 515,408 21,738 14,446
Franklin International Aggregate
Bond ETF ................ 468,379 41,760 (75,779) (19,162) 13,625 428,823 21,271 —
Franklin International Core Equity
(IU) Fund ................ 2,492,364 94,975 (606,132) 56,983 86,142 2,124,332 172,290 19,001
Franklin Investment Grade
Corporate ETF ............ 700,604 71,458 (112,473) (16,488) (766) 642,335 30,428 13,180
Franklin Systematic Style Premia
ETF .................... 295,198 5,536 (52,284) 2,456 23,845 274,751 11,610 —
Franklin U.S. Core Bond ETF ... 5,511,219 615,763 (865,917) (161,170) 36,554 5,136,449 243,088 90,719
Franklin U.S. Core Equity (IU) Fund 4,528,984 202,035 (1,550,066) 462,555 294,747 3,938,255 230,847 25,985
Franklin U.S. Equity Index ETF . 481,751 106,248 (241,533) 30,355 23,452 400,273 8,400 2,434
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,063,106 15,459 (315,887) 88,164 62,226 913,068 16,428 4,696
Franklin U.S. Treasury Bond ETF 1,824,228 1,197,389 (392,337) (72,068) 12,719 2,569,931 126,473 40,074
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 164,927 3,150,707 (3,104,531) — — 211,103 211,103 4,666
Templeton Developing Markets
Trust, Class R6 ............ 582,832 68,821 (197,377) (18,217) 51,511 487,570 25,729 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
99
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 572,338 $ 62,324 $ (151,131) $ 23,923 $ (13,193) $ 494,261 61,783 $ —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,077,238 314,703 (566,286) (159,168) 38,013 2,704,500 294,608 64,622
Western Asset Short-Term Bond
Fund, Class IS ............ 692,612 67,711 (109,528) (8,702) 5,152 647,245 177,815 13,471
Total Non-Controlled Affiliates $28,192,655 $6,355,668 $(9,646,135) $392,615 $735,713 $26,030,516 $322,693
Total Affiliated Securities .... $28,192,655 $6,355,668 $(9,646,135) $392,615 $735,713 $26,030,516 $322,693
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,319,712 597,822 (192,360) (55,098) (260,344) 3,409,732 400,203 70,469
ClearBridge International Growth
Fund, Class IS ............ 1,671,512 9,003 (192,029) 12,754 106,262 1,607,502 24,565 —
ClearBridge Large Cap Value Fund,
Class IS ................. 3,735,880 215,825 (455,941) 34,639 83,774 3,614,177 86,278 27,115
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,609,671 210,870 (609,683) (32,082) 347,038 3,525,814 339,021 12,938
Franklin Growth Fund, Class R6 . 8,914,864 34,066 (1,584,520) 512,124 700,477 8,577,011 60,495 —
Franklin High Yield Corporate ETF 1,706,502 135,533 (102,745) (9,638) 28,516 1,758,168 74,153 47,432
Franklin International Aggregate
Bond ETF ................ 1,431,031 135,999 (86,964) (22,793) 6,504 1,463,777 72,608 —
Franklin International Core Equity
(IU) Fund ................ 10,928,089 534,155 (1,735,076) 160,839 504,909 10,392,916 842,897 89,229
Franklin Investment Grade
Corporate ETF ............ 2,140,380 234,697 (128,570) (28,569) (25,876) 2,192,062 103,840 43,282
Franklin Systematic Style Premia
ETF .................... 1,092,957 39,885 (102,650) 4,798 95,795 1,130,785 47,783 —
Franklin U.S. Core Bond ETF ... 16,834,046 2,070,731 (995,459) (193,259) (194,366) 17,521,693 829,233 297,802
Franklin U.S. Core Equity (IU) Fund 19,852,245 666,333 (4,783,998) 1,102,670 2,428,976 19,266,226 1,129,322 121,994
Franklin U.S. Equity Index ETF . 2,114,296 483,001 (892,906) 102,774 151,316 1,958,481 41,100 11,720
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,663,962 17,106 (916,347) 200,672 502,461 4,467,854 80,386 22,538
Franklin U.S. Treasury Bond ETF 5,573,561 3,848,626 (469,753) (85,745) (99,361) 8,767,328 431,463 131,896
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 404,403 9,094,210 (8,458,106) — — 1,040,507 1,040,507 21,081
Templeton Developing Markets
Trust, Class R6 ............ 2,565,806 302,248 (646,985) (70,324) 230,980 2,381,725 125,685 —
Templeton Foreign Fund, Class R6 2,509,499 279,269 (423,848) 65,985 (12,818) 2,418,087 302,261 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
100
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 9,399,396 $ 1,073,547 $ (864,087) $ (242,821) $ (140,604) $ 9,225,431 1,004,949 $ 211,214
Western Asset Short-Term Bond
Fund, Class IS ............ 2,115,581 241,139 (137,256) (11,210) (446) 2,207,808 606,541 44,057
Total Non-Controlled Affiliates $104,583,393 $20,224,065 $(23,779,283) $1,445,716 $4,453,193 $106,927,084 $1,152,767
Total Affiliated Securities .... $104,583,393 $20,224,065 $(23,779,283) $1,445,716 $4,453,193 $106,927,084 $1,152,767
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,511,702 396,331 (31,442) (9,045) (139,637) 1,727,909 202,806 34,991
ClearBridge International Growth
Fund, Class IS ............ 1,111,715 54,341 (60,344) 2,063 80,229 1,188,004 18,154 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,486,207 248,586 (143,823) 1,587 77,633 2,670,190 63,743 19,351
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,392,445 269,029 (276,652) 8,412 213,837 2,607,071 250,680 9,103
Franklin Growth Fund, Class R6 . 5,932,774 249,113 (690,527) 45,267 800,313 6,336,940 44,696 —
Franklin High Yield Corporate ETF 774,294 126,406 (18,818) (1,792) 11,003 891,093 37,583 22,700
Franklin International Aggregate
Bond ETF ................ 651,460 111,724 (14,044) (3,531) (3,721) 741,888 36,800 —
Franklin International Core Equity
(IU) Fund ................ 7,268,271 571,634 (612,160) 28,631 424,281 7,680,657 622,924 62,853
Franklin Investment Grade
Corporate ETF ............ 971,595 185,596 (21,202) (4,662) (20,054) 1,111,273 52,642 20,655
Franklin Systematic Style Premia
ETF .................... 628,629 56,509 (29,597) 850 57,961 714,352 30,186 —
Franklin U.S. Core Bond ETF ... 7,642,216 1,577,979 (163,609) (31,039) (143,467) 8,882,080 420,354 142,953
Franklin U.S. Core Equity (IU) Fund 13,211,611 978,805 (2,416,211) 300,236 2,159,869 14,234,310 834,368 85,928
Franklin U.S. Equity Index ETF . 1,406,756 391,248 (528,958) 54,991 123,380 1,447,417 30,375 8,398
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,103,041 92,187 (387,098) 48,669 443,319 3,300,118 59,376 16,117
Franklin U.S. Treasury Bond ETF 2,529,946 2,071,253 (73,786) (13,690) (69,515) 4,444,208 218,711 63,418
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 712,937 6,136,069 (6,031,845) — — 817,161 817,161 15,842
Templeton Developing Markets
Trust, Class R6 ............ 1,719,622 259,943 (332,393) 1,160 112,805 1,761,137 92,936 —
Templeton Foreign Fund, Class R6 1,669,040 276,016 (194,395) 5,079 31,299 1,787,039 223,380 —
Western Asset Core Plus Bond
Fund, Class IS ............ 4,267,097 776,969 (191,558) (52,548) (123,441) 4,676,519 509,425 100,856
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
101
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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 960,425 $ 184,134 $ (20,166) $ (1,238) $ (3,998) $ 1,119,157 307,461 $ 21,058
Total Non-Controlled Affiliates $60,951,783 $15,013,872 $(12,238,628) $379,400 $4,032,096 $68,138,523 $624,223
Total Affiliated Securities .... $60,951,783 $15,013,872 $(12,238,628) $379,400 $4,032,096 $68,138,523 $624,223
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,160,214 546,774 (18,422) (5,339) (207,110) 2,476,117 290,624 50,180
ClearBridge International Growth
Fund, Class IS ............ 2,443,406 63,051 (94,263) 4,074 176,188 2,592,456 39,616 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,462,294 450,524 (258,135) 4,214 169,833 5,828,730 139,144 42,402
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,255,477 443,921 (503,870) (24,188) 512,766 5,684,106 546,549 19,903
Franklin Growth Fund, Class R6 . 13,034,561 251,362 (1,304,753) 124,074 1,727,444 13,832,688 97,564 —
Franklin High Yield Corporate ETF 1,111,525 173,221 (20,037) (1,797) 14,938 1,277,850 53,895 32,471
Franklin International Aggregate
Bond ETF ................ 931,048 150,906 (8,549) (2,236) (7,991) 1,063,178 52,737 —
Franklin International Core Equity
(IU) Fund ................ 15,974,688 866,852 (1,073,816) 67,433 925,621 16,760,778 1,359,349 137,317
Franklin Investment Grade
Corporate ETF ............ 1,393,954 251,518 (17,012) (3,681) (31,586) 1,593,193 75,471 29,539
Franklin Systematic Style Premia
ETF .................... 1,220,519 94,201 (60,696) 1,195 112,618 1,367,837 57,800 —
Franklin U.S. Core Bond ETF ... 10,965,448 2,115,322 (97,384) (18,835) (229,711) 12,734,840 602,690 204,448
Franklin U.S. Core Equity (IU) Fund 29,026,351 1,415,287 (4,757,060) 499,016 4,888,121 31,071,715 1,821,320 187,808
Franklin U.S. Equity Index ETF . 3,092,366 819,991 (1,144,115) 137,096 253,963 3,159,301 66,300 18,395
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,819,236 80,365 (772,074) 125,172 953,304 7,206,003 129,651 35,302
Franklin U.S. Treasury Bond ETF 3,630,568 2,909,436 (48,817) (8,897) (109,694) 6,372,596 313,612 90,704
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 167,891 8,177,579 (7,180,773) — — 1,164,697 1,164,697 28,821
Templeton Developing Markets
Trust, Class R6 ............ 3,784,328 501,898 (697,075) (77,829) 328,392 3,839,714 202,623 —
Templeton Foreign Fund, Class R6 3,668,343 503,157 (352,609) 14,733 66,058 3,899,682 487,460 —
Western Asset Core Plus Bond
Fund, Class IS ............ 6,122,530 1,067,400 (233,055) (63,737) (187,950) 6,705,188 730,413 144,191
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
102
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,378,083 $ 248,292 $ (14,272) $ (597) $ (6,849) $ 1,604,657 440,840 $ 30,103
Total Non-Controlled Affiliates $117,642,830 $21,131,057 $(18,656,787) $769,871 $9,348,355 $130,235,326 $1,051,584
Total Affiliated Securities .... $117,642,830 $21,131,057 $(18,656,787) $769,871 $9,348,355 $130,235,326 $1,051,584
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,143,148 47,138 (42,582) 1,390 83,380 1,232,474 18,834 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,555,586 248,227 (114,845) 711 81,055 2,770,734 66,143 20,011
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,441,885 270,904 (237,432) (15,284) 246,416 2,706,489 260,239 9,422
Franklin Growth Fund, Class R6 . 6,169,181 167,972 (632,075) 34,565 835,920 6,575,563 46,379 —
Franklin High Yield Corporate ETF 342,177 75,589 (9,395) (868) 5,003 412,506 17,398 10,162
Franklin International Core Equity
(IU) Fund ................ 7,473,832 549,989 (522,101) 14,703 451,729 7,968,152 646,241 64,994
Franklin Investment Grade
Corporate ETF ............ 428,834 105,416 (9,522) (2,068) (8,568) 514,092 24,353 9,223
Franklin Systematic Style Premia
ETF .................... 512,824 42,985 (19,421) (36) 47,866 584,218 24,687 —
Franklin U.S. Core Bond ETF ... 3,375,466 870,855 (62,282) (11,844) (62,368) 4,109,827 194,502 64,108
Franklin U.S. Core Equity (IU) Fund 10,815,466 292,691 (1,297,107) 210,919 1,760,641 11,782,610 690,657 69,429
Franklin U.S. Equity Index ETF . 4,135,988 322,767 (579,219) 40,784 569,652 4,489,972 94,225 25,718
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,189,700 80,961 (354,647) 35,840 472,819 3,424,673 61,617 16,652
Franklin U.S. Treasury Bond ETF 1,117,178 1,005,363 (30,932) (5,741) (29,565) 2,056,303 101,196 28,459
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 308,445 3,507,941 (3,314,110) — — 502,276 502,276 12,447
Templeton Developing Markets
Trust, Class R6 ............ 1,781,865 263,073 (334,904) (38,882) 157,147 1,828,299 96,480 —
Templeton Foreign Fund, Class R6 1,716,215 267,812 (168,711) 4,918 33,696 1,853,930 231,741 —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,884,719 451,395 (95,762) (27,364) (48,976) 2,164,012 235,731 45,010
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
103
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 424,242 $ 103,470 $ (7,636) $ (331) $ (1,868) $ 517,877 142,274 $ 9,402
Total Non-Controlled Affiliates $49,816,751 $8,674,548 $(7,832,683) $241,412 $4,593,979 $55,494,007 $385,037
Total Affiliated Securities .... $49,816,751 $8,674,548 $(7,832,683) $241,412 $4,593,979 $55,494,007 $385,037
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,116,749 103,324 (64,437) 1,470 156,300 2,313,406 35,352 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,733,010 476,767 (161,855) 1,024 150,563 5,199,509 124,123 37,451
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,514,017 509,509 (384,264) (21,975) 456,137 5,073,424 487,829 17,585
Franklin Growth Fund, Class R6 . 11,425,471 304,218 (1,010,940) 49,124 1,571,904 12,339,777 87,035 —
Franklin International Core Equity
(IU) Fund ................ 13,839,193 963,367 (716,316) 26,432 843,758 14,956,434 1,213,012 121,334
Franklin Systematic Style Premia
ETF .................... 864,571 64,837 (24,957) 100 80,718 985,269 41,634 —
Franklin U.S. Core Bond ETF ... 3,590,239 1,121,489 (109,291) (18,860) (56,242) 4,527,335 214,261 67,619
Franklin U.S. Core Equity (IU) Fund 20,030,536 372,260 (1,965,110) 539,231 3,134,354 22,111,271 1,296,089 129,585
Franklin U.S. Equity Index ETF . 7,661,202 619,965 (991,970) 67,480 1,069,317 8,425,994 176,825 48,130
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,908,547 175,276 (603,269) 67,949 878,880 6,427,383 115,642 31,169
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 349,503 5,421,011 (4,741,279) — — 1,029,235 1,029,235 21,309
Templeton Developing Markets
Trust, Class R6 ............ 3,318,948 466,637 (580,373) (69,036) 291,091 3,427,267 180,858 —
Templeton Foreign Fund, Class R6 3,177,885 509,939 (281,881) 11,536 62,402 3,479,881 434,985 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,600,983 1,171,585 (85,339) (20,775) (125,664) 4,540,790 494,639 89,767
Total Non-Controlled Affiliates $85,130,854 $12,280,184 $(11,721,281) $633,700 $8,513,518 $94,836,975 $563,949
Total Affiliated Securities .... $85,130,854 $12,280,184 $(11,721,281) $633,700 $8,513,518 $94,836,975 $563,949
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,064,121 163,356 (5,651) 45 81,535 1,303,406 19,918 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,378,783 511,497 (37,687) 163 76,433 2,929,189 69,926 20,265
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
104
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Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 2,263,490 $ 493,030 $ (127,739) $ (4,782) $ 233,877 $ 2,857,876 274,796 $ 9,159
Franklin Growth Fund, Class R6 . 5,742,365 684,151 (320,779) 5,239 840,828 6,951,804 49,032 —
Franklin International Core Equity
(IU) Fund ................ 6,957,196 1,207,472 (181,860) 1,418 442,377 8,426,603 683,423 63,217
Franklin Systematic Style Premia
ETF .................... 410,549 50,562 (5,629) 67 38,765 494,314 20,888 —
Franklin U.S. Core Bond ETF ... 589,686 330,072 (48,461) (1,785) (10,049) 859,463 40,675 10,809
Franklin U.S. Core Equity (IU) Fund 10,067,241 1,202,984 (728,478) 73,490 1,841,431 12,456,668 730,168 67,521
Franklin U.S. Equity Index ETF . 3,849,850 679,005 (375,407) 1,042 592,801 4,747,291 99,625 25,945
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,969,234 376,525 (220,084) 3,086 492,109 3,620,870 65,147 16,789
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 313,460 2,955,691 (2,611,022) — — 658,129 658,129 11,115
Templeton Developing Markets
Trust, Class R6 ............ 1,666,680 402,618 (256,509) (31,122) 148,936 1,930,603 101,879 —
Templeton Foreign Fund, Class R6 1,597,562 415,552 (89,867) 1,968 35,384 1,960,599 245,075 —
Western Asset Core Plus Bond
Fund, Class IS ............ 591,854 339,728 (45,030) (684) (23,513) 862,355 93,938 14,580
Western Asset Short-Term Bond
Fund, Class IS ............ 6 — — — — 6 2 —
Total Non-Controlled Affiliates $40,462,077 $9,812,243 $(5,054,203) $48,145 $4,790,914 $50,059,176 $239,400
Total Affiliated Securities .... $40,462,077 $9,812,243 $(5,054,203) $48,145 $4,790,914 $50,059,176 $239,400
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 837,457 70,148 (17,002) 157 63,691 954,451 14,585 —
ClearBridge Large Cap Value Fund,
Class IS ................. 1,871,945 280,513 (67,217) 64 60,698 2,146,003 51,229 15,277
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,783,287 266,097 (131,715) (12,137) 189,208 2,094,740 201,417 7,113
Franklin Growth Fund, Class R6 . 4,518,859 256,253 (338,656) 7,461 649,182 5,093,099 35,923 —
Franklin International Core Equity
(IU) Fund ................ 5,475,307 608,814 (263,510) 3,119 346,850 6,170,580 500,453 49,055
Franklin Systematic Style Premia
ETF .................... 319,619 31,464 (3,377) 23 30,035 377,764 15,963 —
Franklin U.S. Core Bond ETF ... 292,324 193,126 (48,920) (462) (4,572) 431,496 20,421 5,171
Franklin U.S. Core Equity (IU) Fund 7,922,253 492,806 (775,168) 43,914 1,442,320 9,126,125 534,943 52,391
Franklin U.S. Equity Index ETF . 3,029,936 319,351 (332,748) 19,533 441,303 3,477,375 72,975 19,662
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Large Cap Multifactor
Index ETF ............... $ 2,337,039 $ 140,873 $ (209,171) $ 8,508 $ 375,251 $ 2,652,500 47,724 $ 12,723
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 236,168 3,018,555 (2,782,574) — — 472,149 472,149 7,943
Templeton Developing Markets
Trust, Class R6 ............ 1,311,487 236,171 (223,844) (26,399) 117,669 1,415,084 74,675 —
Templeton Foreign Fund, Class R6 1,257,276 250,517 (102,525) 2,039 28,389 1,435,696 179,462 —
Western Asset Core Plus Bond
Fund, Class IS ............ 293,346 196,744 (46,202) (639) (10,416) 432,833 47,150 6,975
Total Non-Controlled Affiliates $31,486,303 $6,361,432 $(5,342,629) $45,181 $3,729,608 $36,279,895 $176,310
Total Affiliated Securities .... $31,486,303 $6,361,432 $(5,342,629) $45,181 $3,729,608 $36,279,895 $176,310
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 121,671 35,593 (3,628) (31) 9,889 163,494 2,498 —
ClearBridge Large Cap Value Fund,
Class IS ................. 271,967 97,381 (10,568) (131) 8,950 367,599 8,775 2,502
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 258,560 94,672 (22,632) (4,988) 33,206 358,818 34,502 1,139
Franklin Growth Fund, Class R6 . 656,526 165,728 (53,079) (1,683) 104,939 872,431 6,153 —
Franklin International Core Equity
(IU) Fund ................ 795,474 254,323 (45,728) (1,069) 53,994 1,056,994 85,725 7,839
Franklin Systematic Style Premia
ETF .................... 46,418 12,878 (563) (3) 4,432 63,162 2,669 —
Franklin U.S. Core Bond ETF ... 42,159 44,244 (11,707) (58) (683) 73,955 3,500 822
Franklin U.S. Core Equity (IU) Fund 1,150,996 298,982 (120,357) 767 232,881 1,563,269 91,634 8,369
Franklin U.S. Equity Index ETF . 440,132 131,535 (48,486) 380 72,084 595,645 12,500 3,203
Franklin U.S. Large Cap Multifactor
Index ETF ............... 339,051 85,400 (31,524) 519 59,809 453,255 8,155 2,073
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ...... 94,853 674,526 (672,461) — — 96,918 96,918 1,704
Templeton Developing Markets
Trust, Class R6 ............ 191,056 70,457 (33,776) (4,388) 19,050 242,399 12,791 —
Templeton Foreign Fund, Class R6 182,664 78,910 (20,300) (251) 4,904 245,927 30,741 —
Western Asset Core Plus Bond
Fund, Class IS ............ 42,616 42,455 (9,239) (95) (1,600) 74,137 8,076 1,123
Total Non-Controlled Affiliates $4,634,143 $2,087,084 $(1,084,048) $(11,031) $601,855 $6,228,003 $28,774
Total Affiliated Securities .... $4,634,143 $2,087,084 $(1,084,048) $(11,031) $601,855 $6,228,003 $28,774
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.05% and for
Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2025.
h. Other Affiliated Transactions
At June 30, 2024, Templeton International Inc. owned 17.0% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 642,753 $ 98,824 $ — $ 1,051,478
Long term ............................. 2,444,533 342,746 431,506 256,154
Total capital loss carryforwards ............ $3,087,286 $441,570 $431,506 $1,307,632
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 50,996 $ 28,758 $ 198
Long term ............................. 2,820 18,874 — —
Total capital loss carryforwards ............ $2,820 $69,870 $28,758 $198
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $46,376,676 $25,681,144 $99,217,252 $61,318,909
Unrealized appreciation ..................... $2,302,600 $4,078,387 $21,294,550 $14,020,703
Unrealized depreciation ..................... (4,131,660) (2,307,715) (7,561,854) (3,244,129)
Net unrealized appreciation (depreciation) ....... $(1,829,060) $1,770,672 $13,732,696 $10,776,574
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $111,559,367 $46,669,124 $75,288,871 $40,635,777
Unrealized appreciation ..................... $31,404,384 $13,403,678 $26,524,573 $12,979,836
Unrealized depreciation ..................... (4,891,710) (1,059,109) (1,410,980) (435,017)
Net unrealized appreciation (depreciation) ....... $26,512,674 $12,344,569 $25,113,593 $12,544,819
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $29,782,822 $5,756,106
Unrealized appreciation ....................................................... $9,215,178 $982,954
Unrealized depreciation ....................................................... (448,169) (120,881)
Net unrealized appreciation (depreciation) ......................................... $8,767,009 $862,073
4. Income Taxes
(continued)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, were as follows:
6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2024, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $3,148,378 $3,691,141 $13,342,753 $10,572,413
Sales .................................. $6,265,360 $8,178,103 $20,566,533 $8,901,375
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $16,347,975 $6,743,412 $9,655,850 $8,569,740
Sales .................................. $16,176,319 $6,358,574 $9,233,370 $3,549,632
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $4,548,413 $1,660,241
Sales .................................................................... $3,455,301 $552,818

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Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 41,266,029 $ — $ — $ 41,266,029
Index-Linked Notes
Capital Markets ........................ — — 2,215,812 2,215,812
Short Term Investments ................... 1,065,775 — — 1,065,775
Total Investments in Securities ........... $42,331,804 $— $2,215,812 $44,547,616
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 27,240,713 — — 27,240,713
Short Term Investments ................... 211,103 — — 211,103
Total Investments in Securities ........... $27,451,816 $— $— $27,451,816
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 111,909,441 — — 111,909,441
Short Term Investments ................... 1,040,507 — — 1,040,507
Total Investments in Securities ........... $112,949,948 $— $— $112,949,948
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 71,260,217 — — 71,260,217
Short Term Investments ................... 817,161 18,105 — 835,266
Total Investments in Securities ........... $72,077,378 $18,105 $— $72,095,483
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 136,833,745 — — 136,833,745
Short Term Investments ................... 1,164,697 73,599 — 1,238,296
Total Investments in Securities ........... $137,998,442 $73,599 $— $138,072,041
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 58,437,667 — — 58,437,667
Short Term Investments ................... 502,276 73,750 — 576,026
Total Investments in Securities ........... $58,939,943 $73,750 $— $59,013,693
7. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 99,307,054 $ — $ — $ 99,307,054
Short Term Investments ................... 1,029,235 66,175 — 1,095,410
Total Investments in Securities ........... $100,336,289 $66,175 $— $100,402,464
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 52,498,293 — — 52,498,293
Short Term Investments ................... 658,129 24,174 — 682,303
Total Investments in Securities ........... $53,156,422 $24,174 $— $53,180,596
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 38,077,682 — — 38,077,682
Short Term Investments ................... 472,149 — — 472,149
Total Investments in Securities ........... $38,549,831 $— $— $38,549,831
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 6,521,261 — — 6,521,261
Short Term Investments ................... 96,918 — — 96,918
Total Investments in Securities ........... $6,618,179 $— $— $6,618,179
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,270,512 $ 2,099,710 $ (2,335,175) $ — $ — $ — $ 235,262 $ (54,497) $ 2,215,812 $ 116,103
Total Investments in
Securities ............ $2,270,512 $2,099,710 $(2,335,175) $— $— $— $235,262 $(54,497) $2,215,812 $116,103
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
7. Fair Value Measurements
(continued)

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The Level 3 financial instruments for Franklin LifeSmart
TM
Retirement Income Fund, include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
7. Fair Value Measurements
(continued)

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FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
Franklin LifeSmart 2060 Retirement Target Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the
Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreements between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management
Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with
Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.
Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin LifeSmart Retirement Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional retirement income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year

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periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin LifeSmart 2020 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2020 funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its
Performance Universe. The Board discussed this performance with management and management explained that prior to May
1, 2019, the Fund’s glide path was one of the most conservative amongst its peers but since the adoption of the new glide path performance relative to peers has improved. Management further explained that investment selection had been a main detractor of Fund performance over the longer period, primarily in the growth equity portion of the Fund’s portfolio, and that the Fund had a higher allocation to non-US securities relative to peers which have underperformed US securities over the last several years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements the portfolio management team has made and continues to make to the Fund’s portfolio construction and the continual review of the Fund’s glide path to ensure consistency with peer averages. The Board noted that, although below median for certain periods, the Fund’s annualized total return was positive for all periods. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin LifeSmart 2025 Retirement Target Fund and Franklin LifeSmart 2030 Retirement Target Fund - The Performance
Universe for each of the Franklin LifeSmart 2025 Retirement Target Fund and Franklin LifeSmart 2030 Retirement Target
Fund included the Fund and all retail and institutional mixed-asset target 2025 funds or 2030 funds, respectively. The Board noted that each Fund’s annualized total return for the one- and three-year periods was above the median of its respective
Performance Universe, but for the five- and 10-year periods was below the median of its respective Performance Universe.
The Board concluded that the Funds’ performance was satisfactory.
Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart
2050 Retirement Target Fund - The Performance Universe for each of the Franklin LifeSmart 2035 Retirement Target Fund, the Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2035 funds, 2040 funds or 2050 funds, respectively. The Board noted that each Fund’s annualized total return for the three-year period was above the median of its respective Performance Universe, but for the one-, five- and 10-year periods was below the median of its respective Performance Universe. The Board discussed this performance with management and management explained that prior to May 1, 2019, each Fund’s glide path was one of the most conservative amongst its peers but since the adoption of the new glide path performance relative to peers has improved, until the current year with respect to the Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart
2050 Retirement Targe Fund when the impact of the underperformance of the equity sleeve negatively impacted performance.
Management further explained that investment selection had been a main detractor of Fund performance over the longer period, primarily in the growth equity portion of each Fund’s portfolio, and that the Fund had a higher allocation to non-US securities relative to peers which have underperformed US securities over the last several years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of each
Fund, including enhancements the portfolio management team has made and continues to make to the Fund’s portfolio construction and the continual review of the Fund’s glide path to ensure consistency with peer averages. The Board also noted that, although below the median, each Fund’s annualized total return for the one-year period was above 16.00%. The
Board concluded that each Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin LifeSmart 2045 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2045 funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that prior to May 1, 2019, the Fund’s glide path was one of the most conservative

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amongst its peers, and that the Fund had a higher allocation to non-US securities relative to peers which have underperformed
US securities over the last several years. Management further explained that investment selection had been a main detractor of Fund performance over the longer period, primarily in the growth equity portion of the Fund’s portfolio. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements the portfolio management team has made and continues to make to the Fund’s portfolio construction and the continual review of the Fund’s glide path to ensure consistency with peer averages. The Board noted
that, although below median, the Fund’s annualized total return for the one-, three-, five- and 10-year reporting periods were
18.65%, 4.57%, 10.12% and 6.56%, respectively. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2055 funds. The Fund commenced operations on May 1, 2015, thus the Fund has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance
Universe, although the returns were 19.32% and 10.38%, respectively. The Board discussed this performance with management and management explained that prior to May 1, 2019, the Fund’s glide path was one of the most conservative amongst its peers but since the adoption of the new glide path performance relative to peers had improved until the current year when the impact of the underperformance of the equity sleeve negatively impacted performance. Management further explained that investment selection had been a main detractor of Fund performance over the longer period, primarily in the growth equity portion of the Fund’s portfolio, and that the Fund had a higher allocation to non-US securities relative to peers which have underperformed US securities over the last several years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements the portfolio management team has made and continues to make to the Fund’s portfolio construction and the continual review of the Fund’s glide path to ensure consistency with peer averages. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin LifeSmart 2060 Retirement Target Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target 2060 funds. The Fund commenced operations on January 29, 2021, thus the Fund has been in operation for less than three years. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe. The Board further noted the Fund’s short operating history, that the Fund’s return for the one-year period was 18.80% and that the Fund’s total return for 2022 was in the second quintile of its Performance
Universe. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares of each Fund and for each other fund in the applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

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Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025
Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target
Fund, Franklin LifeSmart 2055 Retirement Target Fund and Franklin LifeSmart 2060 Retirement Target Fund - The Expense
Group for the Franklin LifeSmart Retirement Income Fund included the Fund and 10 mixed-asset target today funds. The
Expense Group for the Franklin LifeSmart 2020 Retirement Target Fund included the Fund and seven other mixed-asset target 2020 funds. The Expense Group for each of the Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart
2035 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2055 Retirement Target
Fund and Franklin LifeSmart 2060 Retirement Target Fund included the Fund and 11 other mixed-asset target 2025 funds,
2035 funds, 2045 funds, 2055 funds or 2060 funds, respectively. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the
Management Rate paid by each Fund (other than the Franklin LifeSmart Retirement Income Fund) is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board further noted:
Franklin LifeSmart Retirement Income Fund - that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. The Board, including a majority of the Independent Trustees, determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests.
Franklin LifeSmart 2020 Retirement Target Fund - the small size of the Fund’s Expense Group for the Management Rate and that no quintile information was provided for the Fund.
After consideration of the above, the Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart
2050 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2030 Retirement Target Fund, Franklin
LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and 12 other mixed-asset target 2030, 2040 or 2050 funds, respectively. The Board noted that the Management Rates for these Funds were below the medians of their respective Expense Groups, and the actual total expense ratios for these Funds were equal to the medians of their respective Expense Groups. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing

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of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Funds do not currently have an asset size that would likely enable the
Funds to achieve economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

RTF-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024